Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 53 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH, Esq.
  The Principal Financial Group      Dykema Gossett PLLC
  Des Moines, Iowa 50392             Franklin Square, Suite 300 West
                                     1300 I Street, N.W.
                                     Washington, DC 20005-3306


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      _____   on (date) pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      __X__   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.



                                     FUNDS
                                     -----

                                GLOBAL REIT FUND
                           INTERNATIONAL GROWTH FUND


                           CLASS A AND CLASS C SHARES





                 The date of this Prospectus is ________, 2007.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Risk/Return Summary

 Global REIT Fund.......................................................

 International Growth Fund..............................................

The Costs of Investing..................................................

Certain Investment Strategies and Related Risks.........................

Management of the Funds .................................................

Investing in the Funds..................................................

Choosing a Share Class..................................................

 Class A Shares.........................................................

 Class C Shares.........................................................

CDSC Calculation and Waivers............................................

How to Redeem (Sell) Shares.............................................

How to Exchange Shares Among Principal Investors Funds..................

Frequent Purchases and Redemptions......................................

Pricing of Fund Shares..................................................

Dividends and Distributions.............................................

Tax Considerations......................................................

Distribution Plans and Additional Information Regarding Intermediary
Compensation............................................................

General Information About a Fund Account................................

Portfolio Holdings Information..........................................


Additional Information ..................................................

Appendix A - Summary of Principal Risks .................................

Appendix B - Definitions of the Indices Referenced in this Prospectus ...




2                                                Principal Investors Fund
                                                          1-800-222-5852

RISK/RETURN SUMMARY


Principal Investors Fund, Inc. (the "Fund" or "PIF") is comprised of sixty-eight investment portfolios, two of which (together, the "Funds") are offered through this prospectus. Principal Management Corporation ("Principal")* serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory and certain corporate administrative services to the Fund.


Principal Funds Distributor, Inc. (the "Distributor")* is the Fund's principal underwriter for Class A and Class C shares. Princor Financial Services Corporation ("Princor")* is the Fund's principal underwriter for other share classes the Fund issues.


Principal has selected a Sub-Advisor or Sub-Advisors for each Fund based on the Sub-Advisors' experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:

 SUB-ADVISOR                                        FUND(S)
 -----------                                        -------
 Principal Global Investors, LLC *                  International Growth

 Principal Real Estate Investors, LLC *             Global REIT

*
 Principal Management Corporation, Principal Global Investors, LLC; Principal
 Real Estate Investors, LLC; Principal Funds Distributor, Inc.; and Princor
 Financial Services Corporation are affiliates of Principal Life Insurance
 Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.



The Funds described in this prospectus offer Class A shares and Class C shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class C shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within the applicable CDSC period as described in this prospectus. See "Choosing a Shares Class" and "CDSC Calculation and Waivers" for more information.

MAIN STRATEGIES AND RISKS
Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or its investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes the Fund's primary investment strategies (including the type or types of securities in which the Fund may invest), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the principal risks associated with an investment in the Fund. A fuller discussion of investment strategies and risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk, and market risk. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.


Principal Investors Fund                                                3
www.principal.com

INVESTMENT RESULTS
Below the description of the International Growth Fund is a bar chart showing the investment returns of its Institutional Class shares for each of the full calendar years since the Fund's inception, adjusted to reflect the expenses of the Class A and Class C shares. The adjustment results in performance that is no higher than the historical performance of the International Growth Fund Institutional Class shares. The bar chart is intended to provide some indication of the volatility of the Fund's past returns. The performance table following the bar chart shows how, for each applicable class of shares, average annual total returns of the Fund compare to returns of one or more broad-based securities market indices and an index of funds with similar investment objectives for the last one, five, and ten calendar years (or, in the case of a newer Fund, for the life of the Fund). An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions, sales charges, or expenses that would be paid by investors purchasing the securities represented by the indices. Consult Appendix B for descriptions of the indices and category averages used in this prospectus. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. Average annual total returns shown in the performance table reflect the maximum applicable sales charge. As the Global REIT Fund is new, performance information is not included for this fund. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.

There can be no assurance that any Fund will achieve its investment objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4                                                Principal Investors Fund
                                                          1-800-222-5852

GLOBAL REIT FUND

SUB-ADVISOR(S): Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE: The Fund seeks to generate a total return.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. Equity REITs, which primarily own property and generate revenue from rental income;
.. Mortgage REITs, which invest in real estate mortgages; and .. Hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form. The Fund may invest a significant percentage of its portfolio in REITs and REIT-like entities.


The Fund is "non-diversified" which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.


The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.


The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.


The Fund is actively managed against the FTSE-EPRA-NAREIT Global Real Estate Securities Index.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  .Equity Securities                                .Real Estate Securities
    Risk                   . Derivatives Risk         Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk     . Active Trading Risk
                           .Non-Diversification
  . Sector Risk              Risk
  . Prepayment Risk        . Small Company Risk     . Emerging Market Risk



Principal-REI has been the Fund's Sub-Advisor since the Fund's inception.


Principal Investors Fund                                                5
www.principal.com

As the inception date of the Fund is ____________, 2007, historical performance information is not available.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY
 NET ASSETS

 ESTIMATED FOR THE PERIOD ENDED OCTOBER 31, 2007                        CLASSA/ (1)/                     CLASS C///(1)/
Management Fees..............................................               0.90%                                   0.90%
12b-1 Fees...................................................               0.25                                    1.00
Other Expenses ..............................................              34.10                                   45.33
                                                                           -----                         ---------------
                         TOTAL ANNUAL FUND OPERATING EXPENSES              35.25%                                  47.23%
Expense Reimbursement/(2)....................................
/............................................................              33.65                                   44.88
                                                                           -----                         ---------------
                                                 NET EXPENSES               1.60%                                   2.35%
///(1) /The annual fund operating expenses shown are estimated.
///(2)
 /Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 2.35% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                 1                  3                      1                 3
 CLASS A                       $704               $3,501                  $704            $3,501
 CLASS C                        338                3,958                   238             3,958




6                                                Principal Investors Fund
                                                          1-800-222-5852

INTERNATIONAL GROWTH FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Market Segment Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Underlying Fund Risk
  . Small Company Risk     . Growth Stock Risk




Principal Investors Fund                                                7
www.principal.com

PGI has been the Sub-Advisor to the Fund since the Fund's inception.

PERFORMANCE

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-21.42

"2002"-16.56


"2003"38.35


"2004"22.24


"2005"21.78


"2006"23.80



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.28%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.48%

 AVERAGE ANNUAL TOTAL RETURNS (%)

                                                             1 YEAR                 5 YEARS
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                                     LIFE OF FUND
 CLASS A ............................ .......                 16.99                  14.99                       7.76
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...........          14.64                  13.53                       6.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ..................................          12.74                  12.56                       6.22
 CLASS C ............................ .......                 21.88                  15.43                       7.95
 CITI World Ex-US BMI Growth Index/(3)/ ............          23.69                  14.72                       6.78
 Morningstar Foreign Large Growth Category Average .          23.78                  12.54                       5.70
 /(1)/
  Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for the periods prior to October 1, 2007, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
  Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 (with maximum sales charge)/(1)/


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  ESTIMATED FOR THE PERIOD ENDED OCTOBER 31, 2007                                CLASSA/ (1)/                  CLASS C///(1)/
 Management Fees......................................................               0.99%               0.99%
 12b-1 Fees...........................................................               0.25                1.00
 Other Expenses ......................................................              22.83                30.45
                                                                                    -----
                                  TOTAL ANNUAL FUND OPERATING EXPENSES              24.07%               32.44%
 Expense Reimbursement /(2)/ .........................................              22.62                30.24
                                                                                    -----
                                                          NET EXPENSES               1.45%               2.20%
 ///(1) /The annual fund operating expenses shown are estimated.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C.



8                                                Principal Investors Fund
                                                          1-800-222-5852

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------
                    1        3         5         10             1       3        5         10
 CLASS A           $689    $2,743    $6,120    $10,304        $689   $2,743   $6,120    $10,304
 CLASS C            323     3,036     6,989     10,500         223    3,036    6,989     10,500




Principal Investors Fund                                                9
www.principal.com

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

This section describes the fees and expenses you may pay if you invest in Class A or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund's manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.


Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Investment Representative can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.


YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE FUND'S WEBSITE AT WWW.PRINCIPALFUNDS.COM, FROM THE SAI OR FROM YOUR INVESTMENT REPRESENTATIVE.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class C shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund's Class A and Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange. The fee does not apply to redemptions made: through an Automatic Exchange Election or a Periodic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any CDSC that may apply).

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                  CLASS A          CLASS C
                                                  -------          -------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
(AS A % OF OFFERING PRICE)                           /                /
 Global REIT and International Growth Funds       5.50%/(//1//)/   None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE
(CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)                /                /
 Global REIT and International Growth Funds       1.00%/(//2//)/   1.00%/(//4//)/
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                  /                /
 Global REIT and International Growth Funds       1.00%/(//3//)/   1.00%/(//3//)/


/ //(//1//)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(//2//)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(//3//)/ Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.
/ //(//4//)/ A contingent deferred sales charge applies on certain redemptions made within 12 months.


10                                               Principal Investors Fund
                                                          1-800-222-5852

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES


MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.


Principal Investors Fund                                               11
www.principal.com

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

REAL ESTATE INVESTMENT TRUSTS
The Funds may invest in real estate investment trust securities, ("'REITs"), and the Global REIT Fund typically invests a significant portion of its net assets in REITs or REIT-like securities. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. U.S. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.


12                                               Principal Investors Fund
                                                          1-800-222-5852

INITIAL PUBLIC OFFERINGS ("IPOS")
The Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts, and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the possibility that the counterparty may fail to perform its obligations.


Principal Investors Fund                                               13
www.principal.com

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Global REIT Fund may and the International Growth Fund will invest Fund assets in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S. and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


14                                               Principal Investors Fund
                                                          1-800-222-5852

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


Principal Investors Fund                                               15
www.principal.com

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year).


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT OF THE FUNDS


THE MANAGER
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.


16                                               Principal Investors Fund
                                                          1-800-222-5852

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           International Growth         Steve Larson
                                        John Pihlblad




STEVEN LARSON, CFA. . Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Global REIT                  Simon Hedger
                                        Chris Lepher
                                        Kelly D. Rush




SIMON HEDGER . As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors. Mr. Hedger serves as director, portfolio management at Principal Global Investors (Europe). He is head of a real estate investment team based in London and oversees the firm's European real estate capability in real estate investment trusts (REITs) and listed property securities. He has over 27 years of property experience, including eight years in the United Kingdom followed by 17 years in Australia. This includes positions both as an analyst and as a portfolio manager. Prior to joining Principal Global Investors in 2003, he worked for Domaine Property Funds, managing the assets of its property syndicates. Previously, he was a senior equities analyst at Prudential Bache/BNP Equities. His background also includes positions as fund manager for Paladin Commercial Trust and GEM Commercial Property Trust, as well as a


Principal Investors Fund                                               17
www.principal.com
variety of real estate related roles with Prudential Assurance Company in both Australia and the United Kingdom. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).



CHRIS LEPHERD . Mr. Lepherd serves as director, portfolio management at Principal Global Investors (Australia) and is a senior member of the firm's property securities team. Prior to joining the firm in April 2003 he had 12 years of property and investment banking experience across a broad spectrum of disciplines including property securities research, real estate valuation, corporate real estate consultancy and real estate acquisitions and divestitures. He provided property and equities investment advice to a range of institutional clients including National Australia Bank, Fairfax and Australian Ethical Investments. Prior to that, he was a senior equities analyst with Bankers Trust Australia, specializing in property. This role encompassed property market analysis and forecasts, the analysis and valuation of listed property securities and providing advice on IPOs and property development projects. Earlier in his career he held the roles of senior property analyst with JLW Advisory and property analyst with Knight Frank Hooker. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.



KELLY D. RUSH, CFA . As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Principal Investors Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee to be paid by the Global REIT Fund (as a percentage of the average daily net assets) is 0.90%. The fee paid by International Growth Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was 0.99%

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2006.


18                                               Principal Investors Fund
                                                          1-800-222-5852

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, including a Fund for which an affiliated sub-advisor provides advisory services, Principal may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, the Funds do not currently intend to rely on the order.


INVESTING IN THE FUNDS


Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms ("Investment Representatives"). Investment Representatives may establish shareholder accounts according to their firm's procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms. An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), HSA, SEP, SIMPLE, SAR-SEP, or certain employee benefit plans. These applications are available on www.PrincipalFunds.com.


An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. We also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.


MAKING AN INVESTMENT
Principal Investors Fund has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; pre-approved asset allocation programs; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.



PAYMENT . Payment for shares of the Funds purchased is generally made via personal check, cashiers check or money order. We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 10 days or more.


Principal Investors Fund                                               19
www.principal.com

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value ("NAV"). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.


Your Investment Representative can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan. Contact the Fund at the telephone number included on your Fund statements to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).


Direct Deposit
--------------
Your Investment Representative can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent's bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
-------------------------
Your Investment Representative can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

CHOOSING A SHARE CLASS


Your Investment Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Investment Representative can also help you choose the share class that is appropriate for you. Investment Representatives may receive different compensation depending upon which class of shares are purchased. The sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Investment Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers two share classes: Class A and Class C. Class C shares are not available to retirement plans qualified under IRC section 401 that are not already investing in Class C shares of other funds of Principal Investors Fund. Highlights of each Fund's share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
.. the dollar amount you are investing,
.. the amount of time you plan to hold the investment, and .. any plans to make additional investments in the Principal Investors Funds. Please consult with your Investment Representative before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.


20                                               Principal Investors Fund
                                                          1-800-222-5852

Fund and share class selections must be made at the time of purchase. If you are making an initial purchase of Principal Investors Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.


  CLASS A SHARES

INITIAL SALES CHARGE
.. You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
.. If you invest $50,000 or more, the sales charge is reduced.
.. You might be eligible for a reduced sales charge. See "Sales Charge Waiver or
  Reduction (Class A shares)."
.. Sales charges might be reduced under the Rights of Accumulation or Statement of Intention, as described below.

SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Investment Representative must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Investment Representative do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.


  PURCHASE WITHOUT AN INITIAL SALES CHARGE (CLASS A SHARES)
  . No initial sales charge will apply to purchases of $1 million or more, although a 1.00% contingent deferred sales charge may apply to redemptions made within 18 months after purchase.
  . No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds.
  . No initial sales charge will apply to purchases of Class A shares by the following individuals, groups and/or entities. A Fund's Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
    . by its current and former Directors, member companies of the Principal
      Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
    . by the Premier Credit Union;
    . by non-ERISA clients of Principal Global Investors LLC;
    . by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
    . through a "wrap account" offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
    . to fund non-qualified plans administered by a member company of the
      Principal Financial Group pursuant to a written service agreement;
    . by accounts established as a result of the conversion of Class R shares of the Fund;
    . by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;


Principal Investors Fund                                               21
www.principal.com

    . by current and retired Washington Mutual employees and their immediate family members, including children up to and including age 25;
    . by former Washington Mutual employees who establish IRAs involving assets from a Washington Mutual retirement or benefit plan, and subsequent investments into such accounts;
    . by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations;
    . by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
    . by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
    . to qualified retirement plans where the plan's R-1 or R-2 share investments were redesignated A share investments; and . to qualified retirement plans where the plan's investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000.

  PURCHASE AT A REDUCED INITIAL SALES CHARGE (CLASS A SHARES)
1) Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with the value of existing Class A, B, C and J shares of Principal Investors Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Investors Fund shares. If the total amount being invested in the Principal Investors Fund is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of Intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3) The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts.

4) Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, payroll deduction or 403(b) plan ("Employer Sponsored Plan") established prior to March 1, 2002 with Principal Management Corporation as the Funds' transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.


PURCHASE OF CLASS A SHARES . The offering price for Class A shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Investment Representatives and their brokerage firms ("dealers") for selling Class A shares. For more information regarding compensation paid to dealers, see "Distribution Plan and Additional Information Regarding Intermediary Compensation."


22                                               Principal Investors Fund
                                                          1-800-222-5852

Class A shares of the Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.


                           CLASS A SALES CHARGES/(1)/

                                         SALES CHARGE AS % OF:
                                         -----------------
                                       OFFERING          AMOUNT             DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE               PRICE          INVESTED                 OFFERING PRICE
        ------------------             --------         --------            ------------------------
 Less than $50,000                         5.50%           5.82%                                     4.75%
 $50,000 but less than $100,000            4.75%           4.99%                                     4.00%
 $100,000 but less than $250,000           3.75%           3.90%                                     3.00%
 $250,000 but less than $500,000           3.00%           3.09%                                     2.50%
 $500,000 but less than $1,000,000         2.00%           2.04%                                     1.75%
 $1,000,000 or more                        0.00%           0.00%                                     0.00%*


  / //(1)// / Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

  * The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.



CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A SHARES. . Class A shares purchased in amounts of $1 million or more, are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."


Pricing and Sales Charge information is available, free of charge, on our website at www.PrincipalFunds.com.


  CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/ or Statement of Intention, to purchase Class A shares.


The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in the Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder's existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.


The offering price for Class C shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, with no initial sales charge.
  . A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
  . Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.


Principal Investors Fund                                               23
www.principal.com

Within 60 days of a redemption of Class C shares, the proceeds may be used to repurchase Class C shares. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of Class C shares. Shares purchased by reinvestment are not subject to the twelve month CDSC. If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class C shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.


The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.



CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS C SHARES. . Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under "CDSC Calculation and Waivers."


Pricing and Sales Charge information is available, free of charge, on our website at www.PrincipalFunds.com.


CDSC CALCULATION AND WAIVERS

The CDSC, if any, is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if the newly acquired shares are subject to the CDSC when they are sold.


In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a periodic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established.

The CDSC is waived on shares which are sold:
.. within 90 days after an account is re-registered due to a shareholder's death; .. due to the shareholder's disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
.. from retirement plans to satisfy minimum distribution rules under the Internal
  Revenue Code;
.. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. from a retirement plan to assure the plan complies with Sections 401(k),
  401(m), 408(k), or 415 of the Internal Revenue Code; or
.. from retirement plans to satisfy excess contribution rules under the Internal
  Revenue Code.

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.


24                                               Principal Investors Fund
                                                          1-800-222-5852

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 days or more. A sell order from one owner is binding on all joint owners.

  * a day when the NYSE is open for normal business


 Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account, .. partial interest in the account, or .. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration)
  and
.. mailed to the address on the account (if not changed within last 30 days) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Investors Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Fund Class A shares without a sales charge if the shares that were sold were Class A shares. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.



DISTRIBUTIONS IN KIND . Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.


Principal Investors Fund                                               25
www.principal.com

SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to the address provided on your account statement. Specify the Fund(s) and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A Medallion Signature Guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within 30 days of the sell order; or . check is payable to a party other than the account shareholder(s), Principal
    Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The request may be made by a shareholder or by the shareholder's Investment
  Representative.
.. The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
.. The address on the account must not have been changed within the last 30 days and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs, corporate accounts, and certain employer sponsored benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:
.. sell enough shares to provide a fixed amount of money ($100 minimum amount;
  the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code),
.. pay insurance or annuity premiums or deposits to Principal Life (call us for details), and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application, or
.. sending us your written instructions, or
.. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account.


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.


26                                               Principal Investors Fund
                                                          1-800-222-5852

EXCESSIVE TRADING FEE . An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the "Frequent Purchases and Redemption" section.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund. The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.


You may exchange shares by:
.. sending a written request to the address provided on your account statement, .. completing an Exchange Authorization Form (available on
  www.PrincipalFunds.com),
.. via the Internet at www.PrincipalFunds.com, or
.. calling us, if you have telephone privileges on the account.

AUTOMATIC EXCHANGE ELECTION
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application,
.. calling us if telephone privileges apply to the account from which the exchange is to be made, or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


GENERAL
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center before the close of normal trading on the NYSE (generally 3 p.m. Central
  Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership,
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, .. a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
.. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).


Principal Investors Fund                                               27
www.principal.com

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


EXCESSIVE TRADING FEE. An excessive trading fee may apply to exchanges made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by:
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and
.. Increase expenses of the Funds due to:
  . increased broker-dealer commissions and
  . increased recordkeeping and related costs.

The Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, because the


Funds invest in foreign securities, they may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Currently the Funds impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class A and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Periodic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue
Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.


28                                               Principal Investors Fund
                                                          1-800-222-5852

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund's excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund's excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary's omnibus account if, in Fund management's opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund's portfolio. The Fund will monitor net purchases and redemptions in any such omnibus account in an effort to identify trading activity that might adversely impact the management of the Fund's portfolio and, if such excessive trading is identified, will require the intermediary to prohibit ongoing excessive trading by the underlying beneficial owner or owners whose transactions are determined to be excessive.


In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:

.. Increasing the excessive trading fee to 2%, .. Increasing the excessive trading fee period from 30 days to as much as 90 days,
.. Applying the excessive trading fee to redemptions or exchanges of less than
  $30,000,
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
.. Limit exchange requests to be in writing and submitted through the United
  States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
  . on a day that the NYSE is open and
  . prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.


Principal Investors Fund                                               29
www.principal.com

For these Funds, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's Net Asset Value ("NAV") are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The Funds pay their net investment income on an annual basis. The payment date is the last business day of the year.


The Funds' net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


30                                               Principal Investors Fund
                                                          1-800-222-5852

NOTES:
.. A Fund's payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

TAX CONSIDERATIONS


Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax adviser to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.


Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from ''qualified dividend income'' will be taxed at the rates applicable to long-term capital gains.


A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.


Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid ''back-up'' withholding, which is currently imposed at a rate of 28%.


Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.


Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.


Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund's use of derivatives will also affect the amount, timing, and character of the Fund's distributions.


The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.


Principal Investors Fund                                               31
www.principal.com

DISTRIBUTION PLANS AND ADDITIONAL INFORMATION

REGARDING INTERMEDIARY COMPENSATION


Each of the Funds has adopted a 12b-1 Plan for the Class A and Class C shares of the Fund. Under the 12b-1 Plans, each Fund may make payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.


The Distributor for the Class A and Class C shares of Principal Investors Fund is Principal Funds Distributor, a wholly owned subsidiary of PFG. The term "Distributor" as used in this section refers to Principal Funds Distributor.


The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

  SHARE CLASS                  MAXIMUM ANNUALIZED RULE 12B-1 FEE
  -----------                  ---------------------------------
    Class A                                  0.25 %
    Class C                                  1.00%


Service Fees. The Distributor may pay service fees to dealers and other intermediaries at the annual rate of 0.25% of the average daily net assets of such shares for which they are the dealers of record. Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.


Distribution Fees. The proceeds from the Rule 12b-1 distribution fees paid by Class C shareholders, together with any applicable sales charge, are paid to the Distributor. The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.



PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS . Financial intermediaries market and sell shares of the Funds. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 Plan fee that the shareholder or the Funds pay to the Distributor. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.


COMMISSIONS, FINDERS' FEES, AND ONGOING PAYMENTS. . In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. The Distributor may pay these financial intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more, excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.


The Distributor may pay financial intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the


32                                               Principal Investors Fund
                                                          1-800-222-5852

Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.


In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.



OTHER PAYMENTS TO INTERMEDIARIES. . In addition to the commissions paid at the time of sale, ongoing payments, and the reimbursement of costs associated with education, training and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Funds for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that financial intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that financial intermediary over the year.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Distributor access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a ''preferred list.'' The Distributor's goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.


Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.


In connection with the purchase by Principal Management Corporation ("Principal") of WM Advisors, Inc. ("WM Advisors"), the investment advisor to the WM Funds, and WM Advisors' two subsidiaries, WM Funds Distributor, Inc. and WM Shareholder Services, Inc. (the "Transaction"), New American Capital, Inc. and its parent company Washington Mutual, Inc. ("WaMu") have agreed to make certain contingent payments to Principal with respect to each of the first four years following the closing of the Transaction. Such payments must be made if aggregate management fee revenues to Principal and its affiliates from assets under management in funds and other financial products advised by Principal and its affiliates (including the funds covered by this prospectus) (collectively, the "Principal Products") sold through WaMu and its affiliates (including WM Financial Services, Inc., a broker-dealer subsidiary of WaMu) fall below certain specified targets during any such year. This could result in up to $30 million being paid by WaMu or New American Capital, Inc. to Principal with respect to each of those four years following the closing of the Transaction. As a result, WM Financial Services, Inc. (and/or it affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.


If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Investment Representative or his or her financial intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.


Principal Investors Fund                                               33
www.principal.com

Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.


As of the date of the prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution of the Funds (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include:

    Advantage Capital Corporation        Mutual Service Corporation
    A.G. Edwards & Sons, Inc.            National Financial Services Corp.
    AIG Financial Advisors, Inc.         National Investors Corporation
    American General Securities, Inc.    Oppenheimer & Co., Inc.
    American Portfolios Financial
    Services, Inc.                       Pacific Select Distributors, Inc.
    Ameriprise Financial Services
    Corp.                                Pershing
    Associated Financial Group           ProEquities, Inc.
    Charles Schwab & Co., Inc.           Prospera Financial Services, Inc.
                                         Prudential Investment Management
    Citigroup Global Markets, Inc.       Services, LLC
    Commonwealth Financial Network       Raymond James & Associates, Inc.
    Farmers Financial Solutions, LLC     Raymond James Financial Services, Inc.
    FFP Securities, Inc.                 RBC Dain Rauscher, Inc.
    FSC Securities Corporation           Robert W. Baird & Company, Inc.
    G.A. Repple & Company                Royal Alliance Associates, Inc.
    H. Beck, Inc.                        Scottrade, Inc.
    Investacorp, Inc.                    Securities America, Inc.
    Investment Advisors & Consultants,
    Inc.                                 Southwest Securities, Inc.
    Janney Montgomery Scott, LLC         Triad Advisors, Inc.
    Jefferson Pilot Securities
    Corporation                          UBS Financial Services, Inc.
                                         United Planners' Financial Services of
    Lincoln Financial Advisors Corp.     America
    Linsco/Private Ledger Corp.          Wachovia Securities, LLC
    McDonald Investments, Inc.           WM Financial Services, Inc.
    Merrill Lynch, Pierce, Fenner &
    Smith Inc.                           Waterstone Financial Group, Inc.
    Morgan Stanley DW, Inc.



To obtain a current list of such firms, call 1-800-222-5852.


Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.


Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.



TRANSFER AGENCY AND RETIREMENT PLAN SERVICES . Principal Shareholder Services, Inc. acts as the transfer agent for the Funds. As such, it registers the transfer, issuance, and redemption of fund shares and disburses dividends and other distributions to fund shareholders.


34                                               Principal Investors Fund
                                                          1-800-222-5852

Many fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the funds often do not maintain an account for these investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The transfer agent may pay these financial intermediaries fees for sub-transfer agency and/or related recordkeeping services. Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan ''platforms'' that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.


The amounts paid to financial intermediaries and plan recordkeepers for sub-transfer agency and recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next public offering price it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

STATEMENTS
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains, . are purchases under an Automatic Investment Plan, . are sales under a periodic withdrawal plan, or . are purchases or sales under an automatic exchange election;
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.


Principal Investors Fund                                               35
www.principal.com

If you need information about your account(s) at other times, you may call us at 1-800-222-5852.

SIGNATURE GUARANTEES
Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund's transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, or Principal Bank;
.. to change ownership of an account;
.. to add wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportionate high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of $1,000 or less. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at the telephone number provided on your account statements between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
.. may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
.. must be received in good order at our transaction processing center, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central
  Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to your Investment Representative who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).


36                                               Principal Investors Fund
                                                          1-800-222-5852

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING
To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund at the telephone number provided on your account statement. You may notify the Principal Investors Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/DEALERS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.




Principal Investors Fund                                               37
www.principal.com

ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _________, 2007, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds Distributor, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


38                                               Principal Investors Fund
                                                          1-800-222-5852

APPENDIX A


SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk- apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.


RISKS COMMON TO ALL OF THE FUNDS
--------------------------------

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS
--------------------------------------------

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


Principal Investors Fund                                               39
www.principal.com

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
  . MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  . LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  . SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.


40                                               Principal Investors Fund
                                                          1-800-222-5852

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting
from environmental problems.   Equity and mortgage REITs are dependent on
management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
  . may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  . may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
    Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

UNDERLYING FUND RISK
The LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in underlying funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the Manager of the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.


Principal Investors Fund                                               41
www.principal.com

The following table shows the percentage of the outstanding shares of underlying funds owned by the LifeTime Funds as of October 31, 2006.

                                      PRINCIPAL LIFETIME FUNDS
                                                                                    PRINCIPAL
                                  PRINCIPA  PRINCIPA  PRINCIPA  PRINCIPA  PRINCIPA  LIFETIME
                                     L         L         L         L         L      STRATEGI
                                  LIFETIME  LIFETIME  LIFETIME  LIFETIME  LIFETIME      C
        UNDERLYING FUND             2010      2020      2030      2040      2050     INCOME     TOTAL
        ---------------           --------  --------  --------  --------  --------  ---------   -----
 Bond & Mortgage Securities        16.87%    23.70%    13.86%     4.38%    1.11%      7.61%     67.53%
 Disciplined LargeCap Blend        10.16     27.92     25.91     12.99     6.55       1.96      85.49
 Inflation Protection               7.23                                              4.32      11.55
 International Emerging Markets     2.21      5.82      5.67      2.45     1.12                 17.27
 International Growth               5.01     14.89     15.65      7.46     4.00       1.17      48.18
 Large Cap Growth                   4.66     11.72     11.69      6.35     3.12       0.99      38.53
 LargeCap Value                     4.38     11.09     11.32      6.21     2.92       0.94      36.84
 Partners International             1.55      3.26      3.18      1.68     0.81       0.27      10.75
 Partners LargeCap Blend I          3.30     10.50      8.72      4.39     2.17       0.76      29.84
 Partners LargeCap Growth I         1.13      2.17      2.42      1.46     0.66       0.20       8.04
 Partners LargeCap Growth II        3.54      9.07      9.05      4.97     2.36       0.68      29.67
 Partners LargeCap Value            2.08      5.03      5.06      2.71     1.38       0.44      16.70
 Partners LargeCap Value I          1.40      3.31      3.33      1.62     0.80                 10.46
 Partners MidCap Growth                       1.75      2.18      1.10     0.61                  5.64
 Partners MidCap Value I                      1.12      1.39      0.70     0.39                  3.60
 Partners SmallCap Growth I                             6.45      4.66     2.60                 13.71
 Partners SmallCap Growth III       2.36     13.51     13.60      7.71     4.14                 41.32
 Partners SmallCap Value I                              1.74      1.26     0.78                  3.78
 Preferred Securities              16.04     29.94     16.44      4.98     1.51       6.60      75.51
 Real Estate Securities             6.82     12.50      8.56      2.68     0.66       2.04      33.26
 SmallCap S&P 600 Index            10.03     11.45      9.11      5.08     2.22       2.22      40.11
 SmallCap Value                     2.66     14.16     14.47      8.18     4.41                 43.88
 Ultra Short Bond                  31.81                                             30.57      62.38




42                                               Principal Investors Fund
                                                          1-800-222-5852

The SAM Portfolios commenced operations on January 12, 2007, as successor portfolios for the WM Group of Funds ("WMA") SAM Portfolios. The predecessor portfolios invested in shares of funds that have been combined with various Funds of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined  LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund


The following table shows the percentage of the outstanding shares of the predecessor Underlying Funds owned by the predecessor Portfolios as of October 31, 2006.

                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/
                                                                                                      STRATEGI C
                           FLEXIBLE         CONSERVATIVE                          CONSERVATIVE          GROWTH
   UNDERLYING FUND          INCOME            BALANCED           BALANCED            GROWTH           ----------
   ---------------         --------         ------------         --------         ------------
 REIT Fund                   1.87%              2.85%             30.86%             33.33%             20.35%
 Equity Income Fund          1.05               1.56              15.06              16.28              10.55
 Growth & Income Fund        2.29               2.25              24.33              26.28              17.08
 West Coast Equity
 Fund                        0.59               1.33              14.44              15.36              10.65
 Mid Cap Stock Fund          2.53               2.25              24.25              25.50              19.09
 Growth Fund                 2.65               2.68              30.98              31.32              22.45
 Small Cap Value Fund        3.17               2.58              31.01              34.95              22.92
 Small Cap Growth Fund       2.40               1.87              22.60              25.72              16.91
 International Growth
 Fund                                           2.85              31.54              31.83              22.33
 Short Term Income
 Fund                       42.88              15.20              18.55
 U.S. Government
 Securities Fund            15.77               9.88              46.79              16.36
 Income Fund                17.72               9.47              39.71              12.24
 High Yield Fund             4.97               3.25              18.66               8.43               8.25

///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.
                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/


   UNDERLYING FUND           TOTAL
   ---------------           -----
 REIT Fund                  89.26%
 Equity Income Fund         44.50
 Growth & Income Fund       72.23
 West Coast Equity          42.37
 Fund
 Mid Cap Stock Fund         73.62
 Growth Fund                90.08
 Small Cap Value Fund       94.63
 Small Cap Growth Fund      69.50
 International Growth       88.55
 Fund
 Short Term Income          76.63
 Fund
 U.S. Government            88.80
 Securities Fund
 Income Fund                79.14
 High Yield Fund            43.56

///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.



One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.




Principal Investors Fund                                               43
www.principal.com

APPENDIX B


DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance table included in the prospectus provides performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.


FTSE-EPRA-NAREIT GLOBAL REAL ESTATE SECURITIES INDEX is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


44                                               Principal Investors Fund
                                                          1-800-222-5852

                         PRINCIPAL INVESTORS FUND, INC.



                         GLOBAL REIT FUND ("THE FUND")



                           INSTITUTIONAL CLASS SHARES





                The date of this Prospectus is _______________.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Risk/Return Summary .....................................................

 Global REIT Fund.......................................................

The Costs of Investing..................................................

Certain Investment Strategies and Related Risks.........................

Management of the Funds .................................................

Pricing of Fund Shares..................................................

Purchase of Fund Shares.................................................

Redemption of Fund Shares...............................................

Exchange of Principal Investors Fund Shares.............................

Dividends and Distributions.............................................

Fund Account Information................................................

Portfolio Holdings Information..........................................

Financial Highlights....................................................

Additional Information..................................................

Appendix A - Principal Risk Summary .....................................

Appendix B - Definitions of the Indices Reference in this Prospectus ....


2                                                Principal Investors Fund
                                                            800-222-5852

RISK/RETURN SUMMARY


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Fund's Distributor for the Institutional Class shares is Princor Financial Services Corp. (the "Distributor").* Principal Management Corporation ("Principal")*, the manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. Principal has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for the Fund is Principal Real Estate Investors, LLC*

  *Principal Management Corporation; Princor Financial Services Corp.; and
   Principal Real Estate Investors, LLC are affiliates of Principal Life
   Insurance Company and with it are subsidiaries of Principal Financial
   Group, Inc. and members of the Principal Financial Group/(R)/.


INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . any fund distributed by Principal Funds Distributor, Inc.* and/or Princor
    Financial Services Corporation. ("Princor") (together, the "Distributors") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . clients of Principal Global Investors, LLC.;
  . sponsors, record keepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  . certain pension plans;
  . certain retirement account investment vehicles administered by foreign or domestic pension plans;
  . an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.
Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

MAIN STRATEGIES AND RISKS
The Fund's investment objective is described in its summary description. The Board of Directors may change the Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

The Fund's summary description also describes the Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


The Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks - Temporary Defensive Measures."


Principal Investors Fund                                                3
www.principal.com

The Fund is designed to be a portion of an investor's portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in the Fund changes with the value of the investments held by the Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Fund are stated as to the Fund in the Fund's description. These risks are more fully explained in Appendix A to this prospectus.


FEES AND EXPENSES
The annual operating expenses for the Fund are deducted from the Fund's assets (stated as a percentage of Fund assets). The Fund's operating expenses are shown with the Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown. Your actual costs may be higher or lower.


NOTE:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, Principal, any Sub-Advisor, or the Distributor.


4                                                Principal Investors Fund
                                                          1-800-222-5852

GLOBAL REIT FUND

SUB-ADVISOR(S): Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE: The Fund seeks to generate a total return.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. Equity REITs, which primarily own property and generate revenue from rental income;
.. Mortgage REITs, which invest in real estate mortgages; and .. Hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form. The Fund may invest a significant percentage of its portfolio in REITs and REIT-like entities.


The Fund is "non-diversified" which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.


The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will have investments located in a number of different countries, including the U.S. The Fund may invest in companies located in countries with emerging market securities.


The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


The Fund is actively managed against the FTSE-EPRA-NAREIT Global Real Estate Securities Index.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  .Equity Securities                                .Real Estate Securities
    Risk                   . Derivatives Risk         Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk     . Active Trading Risk
                           .Non-Diversification     . Emerging Market Risk
  . Sector Risk              Risk
  . Prepayment Risk        . Small Company Risk



Principal-REI has been the Fund's Sub-Advisor since the Fund's inception.


Principal Investors Fund                                                5
www.principal.com

PERFORMANCE:
As the inception date of the Fund is ______________, 2007, historical performance information is not available.


ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                   INSTITUTIONAL
 ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                       CLASS/(1)/
Management Fees............................................            0.90%
Other Expenses/............................................
/..........................................................            0.13
                                                                       ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES            1.03%
Expense Reimbursement/(2)..................................
/..........................................................            0.08
                                                                       ----
                                               NET EXPENSES            0.95%
///(1) / The expenses shown are estimated.
///(//2//)
 /Principal has contractually agreed to limit the Fund's expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expense, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                                                            1           3

 INSTITUTIONAL CLASS                                      $97           310





6                                                Principal Investors Fund
                                                          1-800-222-5852

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.


ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
.. Management Fees - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
.. Other Expenses - A portion of expenses that are allocated to all classes of the Fund.

Princor is the Fund's principal underwriter for Institutional Class shares. It may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Fund. This support is based primarily on the amount of sales of fund shares and/or total assets in the Fund. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Fund. Financial support to dealers may be made from payments from Princor's resources and from its retention of underwriting concessions.


Principal Investors Fund                                                7
www.principal.com

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, the Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized, and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


8                                                Principal Investors Fund
                                                          1-800-222-5852

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Fund may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, the Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
The Fund may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

REAL ESTATE INVESTMENT TRUSTS
The Fund may invest in real estate investment trust securities, ("'REITs"), and the Global REIT Fund typically invests a significant portion of its net assets in REITs or REIT-like securities. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. U.S. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.



Principal Investors Fund                                                9
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS")
The Fund may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the possibility that the counterparty may fail to perform its obligations.


10                                               Principal Investors Fund
                                                          1-800-222-5852

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Fund may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S. and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Principal Investors Fund                                               11
www.principal.com

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Fund may invest in securities of companies with small or mid-sized market capitalizations. The Fund invests in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


12                                               Principal Investors Fund
                                                          1-800-222-5852

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT OF THE FUND


THE MANAGER

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund is available in the Fund's annual shareholder report for the fiscal year ended October 31, 2006.


Principal is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
Principal has signed a contract with the Sub-Advisor under which the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for the Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisor and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund.


Principal Investors Fund                                               13
www.principal.com

SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Global REIT                  Simon Hedger
                                        Chris Lepherd
                                        Kelly D. Rush




SIMON HEDGER . As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors. Mr. Hedger serves as director, portfolio management at Principal Global Investors (Europe). He is head of a real estate investment team based in London and oversees the firm's European real estate capability in real estate investment trusts (REITs) and listed property securities. He has over 27 years of property experience, including eight years in the United Kingdom followed by 17 years in Australia. This includes positions both as an analyst and as a portfolio manager. Prior to joining Principal Global Investors in 2003, he worked for Domaine Property Funds, managing the assets of its property syndicates. Previously, he was a senior equities analyst at Prudential Bache/BNP Equities. His background also includes positions as fund manager for Paladin Commercial Trust and GEM Commercial Property Trust, as well as a variety of real estate related roles with Prudential Assurance Company in both Australia and the United Kingdom. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).



CHRIS LEPHERD . Mr. Lepherd serves as director, portfolio management at Principal Global Investors (Australia) and is a senior member of the firm's property securities team. Prior to joining the firm in April 2003 he had 12 years of property and investment banking experience across a broad spectrum of disciplines including property securities research, real estate valuation, corporate real estate consultancy and real estate acquisitions and divestitures. He provided property and equities investment advice to a range of institutional clients including National Australia Bank, Fairfax and Australian Ethical Investments. Prior to that, he was a senior equities analyst with Bankers Trust Australia, specializing in property. This role encompassed property market analysis and forecasts, the analysis and valuation of listed property securities and providing advice on IPOs and property development projects. Earlier in his career he held the roles of senior property analyst with JLW Advisory and property analyst with Knight Frank Hooker. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.



KELLY D. RUSH, CFA . As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


14                                               Principal Investors Fund
                                                          1-800-222-5852

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee to be paid by the Fund (as a percentage of the average daily net assets) is 0.90%.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, including a fund for which an affiliated sub-advisor provides advisory services, Principal may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund's reliance on the order; however, the Fund does not currently intend to rely on the order.


DISTRIBUTION AGREEMENTS

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, and sale of Fund shares. If one mutual fund sponsor makes greater distribution assistance payments than another, your investment representative or his or her financial intermediary may have an incentive to recommend on fund complex over another.

PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
  . on a day that the NYSE is open and
  . prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.


The share price for this Fund is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund .. subtracting the liability of each class


Principal Investors Fund                                               15
www.principal.com

.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If market quotations are not readily available for a security owned by the
  Fund, its fair value is determined using a policy adopted by the Directors.
.. The Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing the Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from Princor, the Fund's principal underwriter for Institutional Class shares. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.


The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.


REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


16                                               Principal Investors Fund
                                                          1-800-222-5852

DISTRIBUTIONS IN KIND . Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.



REDEMPTION FEES . The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."


Principal Investors Fund                                               17
www.principal.com

EXCHANGE OF PRINCIPAL INVESTORS FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:
.. the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, .. the share class of such other Fund is available through the plan, and .. the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS


The Fund pays its net investment income to shareholders of record on the business day prior to the payment date. The Fund pays its net investment income on an annual basis. The payment date is the last business day of the year. The Fund distributes its net realized capital gains, if any, annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Fund is not designed for frequent trading or market timing activity. The Fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Fund by;


18                                               Principal Investors Fund
                                                          1-800-222-5852

  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased record keeping and related costs.

The Fund may be at greater risk for abusive trading practices. For example, the Fund invests in foreign securities and may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Fund monitors trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or the Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone, or via the internet;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order.

NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.


Principal Investors Fund                                               19
www.principal.com

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Fund, audited by the Fund's independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish month-end portfolio holdings information for the Fund described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of the Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


Third parties who need portfolio holdings information to provide services to the Fund may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Fund's policies and procedures with respect to the disclosure of the portfolio securities is available in the Fund's Statement of Additional Information.




ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _____________, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852


20                                               Principal Investors Fund
                                                          1-800-222-5852

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


               Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                                               21
www.principal.com

APPENDIX A


SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Fund. Factors that may adversely affect a Fund as a whole are called "principal risks." The principal risks of investing in the Fund is stated above as to the Fund in the Fund's description. Each of these risks is summarized below. Additional information about the Fund, its investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.


ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


22                                               Principal Investors Fund
                                                          1-800-222-5852

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could under perform other mutual funds with similar investment objectives or lose money.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting
from environmental problems.   Equity and mortgage REITs are dependent on
management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
  . may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  . may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
    Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Principal Investors Fund                                               23
www.principal.com

APPENDIX B


DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance table included in the prospectus provides performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.


FTSE-EPRA-NAREIT GLOBAL REAL ESTATE SECURITIES INDEX is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.




24                                               Principal Investors Fund
                                                          1-800-222-5852

<

                         PRINCIPAL INVESTORS FUND, INC.


                                  (THE "FUND")


                      STATEMENT OF ADDITIONAL INFORMATION






                             dated __________, 2007


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated _________, 2007, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2006 are hereby incorporated by reference into and are legally a part of this SAI.


For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines, IA 50392-2080

The prospectuses for Classes A, B, and C shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select, and Advisors Preferred share classes may be viewed at www.PrincipalFunds.com.


Principal Investors Fund                                                1
www.PrincipalFunds.com

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase and Redemption of Shares.......................................

Pricing of Shares.......................................................

Taxation of the Funds...................................................

Portfolio Holdings Disclosure...........................................

Proxy Voting Policies...................................................

General Information.....................................................

Financial Statements....................................................

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings................................

Appendix B - Proxy Voting Policies......................................

Appendix C - Portfolio Manager Information..............................






2                                                Principal Investors Fund
                                                          1-800-222-5852

FUND HISTORY


The Principal Investors Fund ("the Registrant" or the "Fund") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Insured Intermediate Municipal Fund, California Municipal Fund, Global REIT Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund I which are non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
.. December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020,
  Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the
  "Principal LifeTime" Funds), and Partners SmallCap Value Fund;
.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;
.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth
  I, and Partners MidCap Value I Funds;
.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;
.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III, and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class, the High Yield Fund and the
  Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;
.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap
  Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund;
.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
.. September 30, 2005 to change the name of the Government Securities Fund to
  Government & High Quality Bond Fund;
.. December 21, 2005 to add Class B shares to the Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund and to add Class A shares to the Ultra Short Bond Fund;
.. September 20, 2006 to add the California Insured Intermediate Municipal Fund,
  California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative
  Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund, and to add Class C shares to each of these fund as well as thirty-two other funds. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset
  Management Conservative Balanced Portfolio, Strategic Asset


Principal Investors Fund                                                3
www.PrincipalFunds.com

  Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

  SUCCESSOR FUND          PREDECESSOR FUND
  --------------          ----------------
  California Insured      California Insured Intermediate Municipal (WM Trust II)
  Intermediate Municipal
  California Municipal    California Municipal (WM Trust II)
  Equity Income I         Equity Income (WM Trust I)
  High Yield II           High Yield (WM Trust I)
  Income                  Income (WM Trust I)
  MidCap Stock            Mid Cap Stock (WM Trust I)
  Mortgage Securities     U.S. Government Securities (WM Trust I)
  Short-Term Income       Short

                          Term Income (WM Trust II)
                          Strategic Asset Management Portfolios
  Strategic Asset         (WM Strategic Asset Management Portfolios, LLC)
  Management Portfolios
   Balanced Portfolio     Balanced Portfolio
   Conservative Balanced  Conservative Balanced Portfolio
   Portfolio
   Conservative Growth    Conservative Growth Portfolio
   Portfolio
   Flexible Income        Flexible Income Portfolio
   Portfolio
   Strategic Growth       Strategic Growth Portfolio
   Portfolio
  Tax-Exempt Bond I       Tax-Exempt Bond
                           (WM Trust I)
  West Coast Equity       West Coast Equity
                           (WM Trust I)



The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the "Composite Funds": Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund)
(1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund)
(1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity
Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was "Sierra Trust Funds" and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was "Sierra Asset Management Portfolios." On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term
High Quality Bond Fund. Prior to       March 20, 1998, the Flexible Income
Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

.. _____________, 2007 to add Class A and Class C Shares of the International
  Growth Fund; and
.. _____________, 2007 to add the Global REIT Fund (Classes A, C, and
  Institutional).


4                                                Principal Investors Fund
                                                          1-800-222-5852

Classes offered by each Fund are shown in the table below.

                                     CLASS  CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
             FUND NAME                 A      B      C      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT   INSTITUTIONAL
             ---------               -----  -----  -----  -----  ---------  --------  ---------  ---------  ------   -------------
 Bond & Mortgage Securities Fund       X      X      X      X        X         X          X          X        X            X
 California Insured Municipal Fund     X      X      X
 California Municipal Fund             X      X      X
 Disciplined LargeCap Blend            X      X      X               X         X          X          X        X            X
 Diversified International Fund        X      X      X      X        X         X          X          X        X            X
 Equity Income Fund I                  X      X      X                                                                     X
 Global REIT Fund                      X             X                                                                     X
 Government & High Quality Bond
 Fund                                  X      X      X      X        X         X          X          X        X            X
 High Quality Intermediate-Term
 Bond Fund                                                  X        X         X          X          X        X            X
 High Yield Fund                                                                                                           X
 High Yield Fund II                    X      X      X                                                                     X
 Income Fund                           X      X      X                                                                     X
 Inflation Protection Fund             X             X      X        X         X          X          X        X            X
 International Emerging Markets
 Fund                                  X      X      X      X        X         X          X          X        X            X
 International Growth Fund             X             X      X        X         X          X          X        X            X
 LargeCap Growth Fund                  X      X      X      X        X         X          X          X        X            X
 LargeCap S&P 500 Index Fund           X             X      X        X         X          X          X        X            X
 LargeCap Value Fund                   X      X      X      X        X         X          X          X        X            X
 MidCap Blend Fund                     X      X      X      X        X         X          X          X        X            X
 MidCap Growth Fund                                         X        X         X          X          X        X            X
 MidCap S&P 400 Index Fund                                  X        X         X          X          X        X            X
 MidCap Stock Fund                     X      X      X                                                                     X
 MidCap Value Fund                                          X        X         X          X          X        X            X
 Money Market Fund                     X      X      X      X        X         X          X          X        X            X
 Mortgage Securities Fund              X      X      X                                                                     X
 Partners Global Equity Fund                                         X         X          X          X        X            X
 Partners International Fund                                         X         X          X          X        X            X
 Partners LargeCap Blend Fund          X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Blend Fund I        X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Growth Fund I       X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Growth Fund II      X             X      X        X         X          X          X        X            X
 Partners LargeCap Value Fund          X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Value Fund I                                      X         X          X          X        X            X
 Partners LargeCap Value Fund II                                     X         X          X          X        X            X
 Partners MidCap Growth Fund           X      X      X      X        X         X          X          X        X            X
 Partners MidCap Growth Fund I         X             X               X         X          X          X        X            X
 Partners MidCap Growth Fund II                                      X         X          X          X        X            X
 Partners MidCap Value Fund            X      X      X      X        X         X          X          X        X            X
 Partners MidCap Value Fund I                                        X         X          X          X        X            X
 Partners SmallCap Blend Fund                                        X         X          X          X        X            X
 Partners SmallCap Growth Fund I                            X        X         X          X          X        X            X
 Partners SmallCap Growth Fund II      X      X      X      X        X         X          X          X        X            X
 Partners SmallCap Growth Fund III                                   X         X          X          X        X            X
 Partners SmallCap Value Fund                               X        X         X          X          X        X            X
 Partners SmallCap Value Fund I                                      X         X          X          X        X            X
 Partners SmallCap Value Fund II                                     X         X          X          X        X            X
 Preferred Securities Fund             X             X      X        X         X          X          X        X            X
 Principal LifeTime 2010 Fund          X             X      X        X         X          X          X        X            X
 Principal LifeTime 2020 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2030 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2040 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2050 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime Strategic
 Income Fund                           X      X      X      X        X         X          X          X        X            X
 Real Estate Securities Fund           X      X      X      X        X         X          X          X        X            X
 SAM Balanced Portfolio                X      X      X      X        X         X          X          X        X            X
 SAM Conservative Balanced
 Portfolio                             X      X      X      X        X         X          X          X        X            X
 SAM Conservative Growth Portfolio     X      X      X      X        X         X          X          X        X            X
 SAM Flexible Income Portfolio         X      X      X      X        X         X          X          X        X            X
 SAM Strategic Growth Portfolio        X      X      X      X        X         X          X          X        X            X
 Short-Term Bond Fund                  X             X      X        X         X          X          X        X            X
 Short-Term Income Fund                X             X                                                                     X
 SmallCap Blend Fund                   X      X      X      X        X         X          X          X        X            X
 SmallCap Growth Fund                  X      X      X      X        X         X          X          X        X            X
 SmallCap S&P 600 Index Fund                                X        X         X          X          X        X            X
 SmallCap Value Fund                   X      X      X      X        X         X          X          X        X            X
 Tax-Exempt Bond Fund I                X      X      X
 Ultra Short Bond Fund                 X             X      X        X         X          X          X        X            X
 West Coast Equity Fund                X      X      X                                                                     X




Principal Investors Fund                                                5
www.PrincipalFunds.com

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.


Bond & Mortgage Securities, California Insured Intermediate Municipal, California Municipal, Disciplined LargeCap Blend, Diversified International, Equity Income I, Global REIT, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value, Money Market, Mortgage Securities, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap


6                                                Principal Investors Fund
                                                          1-800-222-5852

Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Insured Intermediate Municipal, California Municipal, Global REIT, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond I Funds.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global REIT, Preferred Securities, or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.


Principal Investors Fund                                                7
www.PrincipalFunds.com

 4) Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, Global REIT, International Growth, International Emerging Markets, Money Market and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Insured Intermediate Municipal, California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I Funds may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except the Global REIT and Real Estate Securities Funds).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Income, International Growth, and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


The Tax-Exempt Bond Fund I has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


The California Insured Intermediate Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in insured intermediate-term municipal obligations.


The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


8                                                Principal Investors Fund
                                                          1-800-222-5852

 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

 3) Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.)


Principal Investors Fund                                                9
www.PrincipalFunds.com

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:
.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company), intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:


10                                               Principal Investors Fund
                                                          1-800-222-5852

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

 8) Sell securities short.


Principal Investors Fund                                               11
www.PrincipalFunds.com

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country


12                                               Principal Investors Fund
                                                          1-800-222-5852
may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------


Principal Investors Fund                                               13
www.PrincipalFunds.com

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


14                                               Principal Investors Fund
                                                          1-800-222-5852

    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures


Principal Investors Fund                                               15
www.PrincipalFunds.com
  contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When an Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.


    Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.


16                                               Principal Investors Fund
                                                          1-800-222-5852

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


Principal Investors Fund                                               17
www.PrincipalFunds.com

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.


    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.


High-Yield/High-Risk Bonds
--------------------------
The Bond & Mortgage Securities, Equity Income I, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Partners International, Partners MidCap Growth II, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.(commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield II, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, California Insured Intermediate Municipal, California Municipal, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Mortgage Securities, Partners International, Preferred Securities, Short-Term Bond, Short-Term Income, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds, and each of the Strategic Asset Management Portfolios, may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal


18                                               Principal Investors Fund
                                                          1-800-222-5852
may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------
Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may


Principal Investors Fund                                               19
www.PrincipalFunds.com
enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
-------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased


20                                               Principal Investors Fund
                                                          1-800-222-5852
security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
----------------------------------------------
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").


Principal Investors Fund                                               21
www.PrincipalFunds.com

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.


A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


22                                               Principal Investors Fund
                                                          1-800-222-5852

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.


The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features), and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
------------------------------------------------------------------
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


Principal Investors Fund                                               23
www.PrincipalFunds.com

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes, and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
  . U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


24                                               Principal Investors Fund
                                                          1-800-222-5852

  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
---------------------
The California Insured Intermediate Municipal, California Municipal, and Tax-Exempt Bond I Funds (the "Municipal Funds") can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.



AMT-SUBJECT BONDS . Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the


Principal Investors Fund                                               25
www.PrincipalFunds.com
  facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

  . Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond I, California Municipal, and California Insured Intermediate Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


26                                               Principal Investors Fund
                                                          1-800-222-5852

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

  . Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.


    The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.


    A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.


Principal Investors Fund                                               27
www.PrincipalFunds.com

    The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.


    A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Special Considerations Relating to California Municipal Obligations
-------------------------------------------------------------------
The California Insured Intermediate Municipal Fund and the California Municipal Fund concentrate their investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities,
(2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and (4) the general financial condition of the State of California and the California economy.

Insurance
---------
The insured municipal obligations in which the California Insured Intermediate Municipal Fund will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.


28                                               Principal Investors Fund
                                                          1-800-222-5852

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.


Taxable Investments of the Municipal Funds
------------------------------------------
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------
Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, an Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in the mutual fund industry.

Each of the other Funds, except the Global REIT, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS/(R)/). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular


Principal Investors Fund                                               29
www.PrincipalFunds.com
industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
.. Diversified International (2006 - 107.5%; 2005 - 202.7%): In 2005, the PIF
  Diversified International Fund acquired the assets of the Principal International Fund and Principal International SmallCap Fund. The management approach remains consistent and thus the current turnover is in-line with historical standards.
.. Equity Income I (2006 - 81.0%; 2005 - 32.0%) The Fund experienced a higher turnover due to portfolio repositioning and the purchase of additional largecap, value-and yield-oriented securities.
.. Government & High Quality Bond (2006 - 271.5%; 2005 - 542.3%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
.. LargeCap Value (2006 - 92.8%; 2005 - 181.1%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
.. MidCap Blend (2006 - 43.4%; 2005 - 133.8%): In 2005, the PIF MidCap Blend Fund acquired the assets of the Principal MidCap Fund, Inc. and larger sales due to the asset size drove the portfolio turnover higher. The management approach remains consistent and thus current turnover is in-line with historical standards.
.. Short-Term Bond (2006 - 49.1%; 2005 - 110.8%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.


30                                               Principal Investors Fund
                                                          1-800-222-5852

MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 108 portfolios) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.


Principal Investors Fund                                               31
www.PrincipalFunds.com

 The following directors are considered to be Independent Directors.
 -------------------------------------------------------------------

                                                                                                 NUMBER
                                                                                                   OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND             OTHER
                                                                                                COMPLEX         DIRECTORSHIPS
                                                                                                OVERSEEN             HELD
NAME, ADDRESS, AND      POSITION(S) HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)           BY                 BY
YEAR OF BIRTH           FUND                    TIME SERVED        DURING PAST 5 YEARS          DIRECTOR           DIRECTOR
------------------      ---------------------   -----------      -----------------------       ----------       -------------
Elizabeth Ballantine    Director                Since 2004   Principal, EBA Associates            107       The McClatchy Company
711 High Street         Member Audit and                     (consulting and investments)
Des Moines, Iowa 50392  Nominating Committee
1948

Kristianne Blake        Director                Since 2007   President, Kristianne Gates          107         Avista Corporation;
711 High Street         Member Audit and                     Blake, P.S. (CPA specializing in                 Russell Investment
Des Moines, Iowa 50392  Nominating Committee                 personal financial and tax                            Company*
1954                                                         planning)                                        Russell Investment
                                                                                                                    Funds*


Richard W. Gilbert      Director                Since 2000   President, Gilbert                   107               Calamos
711 High Street         Member Audit and                     Communications, Inc.                                   Asset
Des Moines, Iowa 50392  Nominating Committee                 (management advisory services)                      Management,
1940                                                                                                                 Inc.

Mark A. Grimmett        Director                Since 2004   Executive Vice President and         107
711 High Street         Member Audit and                     CFO, Merle Norman Cosmetics,                            None
Des Moines, Iowa 50392  Nominating Committee                 Inc.
1960                                                         (manufacturer and distributor of
                                                             skin care products)

Fritz S. Hirsch         Director                Since 2005   President and CEO, Sassy, Inc.       107                None
711 High Street         Member Audit and                     (manufacturer of infant and
Des Moines, Iowa 50392  Nominating                           juvenile products)
1951                    Committee


William C. Kimball      Director                Since 2000   Retired. Formerly, Chairman and      107       Casey's General Store,
711 High Street         Member Audit and                     CEO, Medicap Pharmacies, Inc.                           Inc.
Des Moines, Iowa 50392  Nominating Committee                 (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                Since 1993   President and CEO, Barbican          107
711 High Street         Member Audit and                     Enterprises, Inc.                                       None
Des Moines, Iowa 50392  Nominating Committee                 (holding company for franchises
1940                    Member Executive                     in the cosmetics industry)
                        Committee

Daniel Pavelich         Director                Since 2007   Retired. Formerly, Chairman and      107       Catalytic Inc; Vaagen
711 High Street         Member Audit and                     CEO of BDO Seidman (tax,                         Bros. Lumber, Inc.
Des Moines, Iowa 50392  Nominating Committee                 accounting and financial
1944                                                         consulting services)


Richard Yancey          Director                Since 2007   Retired. Formerly, Managing          107      AdMedia Partners, Inc.;
711 High Street         Member Audit and                     Director of Dillon Read & Co.                     Czech and Slovak
Des Moines, Iowa 50392  Nominating Committee                 (an investment bank, now part of              American Enterprise Fund
1926                                                         UBS)
* The PIF Funds and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.




32                                               Principal Investors Fund

Principal Investors Fund                                               33
www.principal.com

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the "Manager"); Principal Funds Distributor, Inc. (the "Distributor"), the Fund's principal underwriter for Class A, Class B, and Class C shares; or Princor Financial Services Corporation ("Princor"), the Fund's principal underwriter for Institutional Class, Class J, Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred share classes.


The address for the Distributor is as follows:
----------------------------------------------
 1201 Third Ave., 8th Floor
 Seattle, Washington 98101

The address for Princor is as follows:
--------------------------------------
 711 High Street
 Des Moines, Iowa 50392-2080

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH     LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)         BY            BY
YEAR OF BIRTH           FUND                     TIME SERVED            DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-----------------       ---------------------    -----------    -----------------------------------     ----------   -------------
Ralph C. Eucher         Director                  Since 1999  Director and President, the Manager          107
711 High Street         President and Chief                   since 1999. Director, the Distributor                      None
Des Moines, Iowa 50392  Executive                             since 2007. Director, Princor since
1952                    Officer                               1999. President, Princor 1999-2005.
                        Member Executive                      Senior Vice President, Principal Life,
                        Committee                             since 2002. Prior thereto, Vice
                                                              President.

William G. Papesh       Director                 Since 2007   President and CEO of WM Group of Funds;      107           None
1201 Third Avenue, 8th                                        President and Director of Edge Asset
Floor                                                         Management, Inc.
Seattle, WA
1943

Larry D. Zimpleman      Director                  Since 2001  Chairman and Director, the Manager           107           None
711 High Street         Chairman of the Board                 and Princor since 2001. President and
Des Moines, Iowa 50392  Member Executive                      Chief Operating Officer, Principal Life
1951                    Committee                             since 2006. President, Retirement and
                                                              Investor Services, Principal Financial
                                                              Group, Inc. 2003-2006. Executive Vice
                                                              President, 2001-2003, and prior thereto,
                                                              Senior Vice President, Principal Life.




34                                               Principal Investors Fund

Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------

NAME, ADDRESS AND       POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH           FUND                     DURING PAST 5 YEARS
-----------------       ---------------------    -----------------------
Craig L. Bassett        Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                   Principal Life
Des Moines, Iowa
 50392
1952

Michael J. Beer         Executive Vice            Executive Vice President and
711 High Street         President                 Chief Operating Officer, the
Des Moines, Iowa        (since 1993) and Chief    Manager; Executive Vice
 50392                  Financial                 President, the Distributor,
1961                    Officer (since 2007)      since 2007; President,
                                                  Princor, since 2005

Randy L. Bergstrom      Assistant Tax Counsel     Counsel, Principal Life
711 High Street         (since 2005)
Des Moines, Iowa
 50392
1955

David J. Brown          Chief Compliance          Vice President, Product &
711 High Street         Officer                   Distribution Compliance,
Des Moines, Iowa        (since 2004)              Principal Life; Senior Vice
 50392                                            President, the Manager, since
1960                                              2004; Senior Vice President,
                                                  the Distributor, since 2007,
                                                  Second Vice President,
                                                  Princor, since 2003, and
                                                  prior thereto, Vice
                                                  President, the Manager and
                                                  Princor

Jill R. Brown           Senior Vice President     Second Vice President,
1100 Investment Blvd    (since 2007)              Principal Financial Group and
El Dorado Hills, CA                               Senior Vice President, the
 95762                                            Manager and Princor, since
1967                                              2006, Chief Financial
                                                  Officer, Princor since 2003,
                                                  Vice President, Princor
                                                  2003-2006. Senior Vice
                                                  President and Chief Financial
                                                  Officer, the Distributor,
                                                  since 2007; prior thereto,
                                                  Assistant Financial
                                                  Controller, Principal Life

Steve Gallaher          Assistant Counsel         Second Vice President and
711 High Street         (since 2006)              Counsel, Principal Life since
Des Moines, Iowa 50392                            2006; Self-Employed Writer in
1955                                              2005; 2004 and prior thereto
                                                  Senior Vice President and
                                                  Counsel of Principal
                                                  Residential Mortgage, Inc.

Ernest H. Gillum        Vice President and        Vice President and Chief
711 High Street         Assistant Secretary       Compliance Officer, the
Des Moines, Iowa        (since 1993)              Manager, since 2004, and
 50392                                            prior thereto, Vice
1955                                              President, Compliance and
                                                  Product Development, the
                                                  Manager

Patrick A. Kirchner     Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2002)
Des Moines, Iowa
 50392
1960

Carolyn F. Kolks        Assistant Tax Counsel     Counsel, Principal Life,
711 High Street         (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa                                  Attorney
 50392
1962

Sarah J. Pitts          Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2000)
Des Moines, Iowa
 50392
1945

Debra C. Ramsey         Senior Vice President     President, Principal Funds
1100 Investment Blvd    of Distribution           Distributors, Inc. and Second
El Dorado Hills, CA     (since 2007)              Vice President, Principal
 95762                                            Financial Group since 2007.
1953                                              Prior thereto, President of
                                                  WM Funds Distributor and WM
                                                  Shareholder Services.

Layne A. Rasmussen      Vice President and        Vice President and Controller
711 High Street         Controller                - Mutual Funds, the Manager
Des Moines, Iowa        (since 2000)
 50392
1958

Michael D. Roughton     Counsel                   Vice President and Senior
711 High Street         (since 1993)              Securities Counsel, Principal
Des Moines, Iowa                                  Financial Group, Inc.; Senior
 50392                                            Vice President and Counsel,
1951                                              the Manager, the Distributor
                                                  and Princor; and Counsel,
                                                  Principal Global

Adam U. Shaikh          Assistant Counsel         Counsel, Principal Life,
711 High Street         (since 2006)              since 2006. Prior thereto,
Des Moines, Iowa 50392                            practicing attorney.
1972

Dan Westholm            Assistant Treasurer       Director Treasury, since
711 High Street         (since 2006)              2003. Prior thereto,
Des Moines, Iowa                                  Assistant Treasurer.
 50392
1966

Beth Wilson             Secretary                 Director and Secretary,
711 High Street         (since 2007)              Principal Funds, since 2007.
Des Moines, Iowa                                  Prior thereto, Business
 50392                                            Manager for Pella Corp.
1956



Principal Investors Fund                                               35
www.principal.com

36                                               Principal Investors Fund

Principal Investors Fund                                               37
www.principal.com

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee and an Executive Committee. Committee members are identified above. The Audit and Nominating Committee is comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times.

The auditing functions of the Audit and Nominating Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors; (2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The committee also receives reports about accounting and financial matters affecting the Fund.

The nominating functions of the Audit and Nominating Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the year ended October 31, 2006, the committee met once.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2006. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Fund, Inc.


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

INDEPENDENT DIRECTORS (NOT CONSIDERED TO BE "INTERESTED PERSONS")

Independent directors Kristianne Blake, Daniel Pavelich, and Richard Yancey, who began serving as directors of the Fund on January 16, 2007, did not own shares of any of the funds as of December 31, 2006.

A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more

 PRINCIPAL INVESTORS FUND                BALLANTINE  GILBERT  GRIMMETT  HIRSCH  KIMBALL   LUKAVSKY
 ------------------------                ----------  -------  --------  ------  -------   --------
Bond & Mortgage Securities                   A          D        C        A        A         A
Disciplined LargeCap Blend                   A          B        A        A        A         A
Diversified International                    C          D        A        A        A         A
Government & High Quality Bond               A          B        C        A        A         A
Inflation Protection                         A          A        C        A        A         A
International Emerging Markets               C          A        A        A        A         A
LargeCap Growth                              A          D        A        A        A         A
LargeCap Value                               A          C        A        A        A         A
MidCap Blend                                 A          D        C        A        A         A
Money Market                                 A          B        C        A        A         D
Partners LargeCap Blend I                    A          B        C        A        A         A
Partners LargeCap Value                      C          A        A        A        A         A
Partners MidCap Value                        A          A        A        A        D         A
Preferred Securities                         A          A        A        A        D         A
Principal LifeTime 2010                      A          A        C        A        A         A
Principal LifeTime 2050                      A          A        A        E        A         A
Real Estate Securities                       C          A        C        A        E         A
Short-Term Bond                              A          A        A        A        A         A
SmallCap Blend                               A          A        C        A        A         A
Ultra Short Bond                             A          A        C        A        A         A

  TOTAL FUND COMPLEX                         E          E        E        E        E         D



38                                               Principal Investors Fund
                                                          1-800-222-5852

DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"

William G. Papesh, who began serving as a director on January 5, 2007, did not own shares of any of the funds as of December 31, 2006.

A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                                     RALPH C.       LARRY D.
 PRINCIPAL INVESTORS FUND                             EUCHER        ZIMPLEMAN
 ------------------------                             ------        ---------
Bond & Mortgage Securities                               A              A
Disciplined LargeCap Blend                               C              A
Diversified International                                E              A
Government & High Quality Bond                           C              A
LargeCap Growth                                          D              A
LargeCap S&P 500 Index                                   E              A
LargeCap Value                                           A              A
MidCap Blend                                             E              A
Money Market                                             D              A
Partners LargeCap Blend                                  E              A
Partners LargeCap Blend I                                C              A
Partners LargeCap Growth I                               C              A
Partners LargeCap Growth II                              C              A
Partners LargeCap Value                                  E              A
Partners MidCap Growth                                   A              A
Real Estate Securities                                   A              A
Short-Term Bond                                          A              A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                               C              A
Diversified International                                A              A
Government & High Quality Bond                           C              A
International Emerging Markets                           A              A
LargeCap Growth                                          D              A
LargeCap S&P 500 Index                                   A              A
LargeCap Value                                           D              A
MidCap Blend                                             C              A
Partners LargeCap Blend I                                A              A
Partners LargeCap Growth I                               A              A
Partners LargeCap Value                                  A              A
Partners MidCap Growth                                   A              A
Principal LifeTime 2020                                  A              E
Principal LifeTime Strategic Income                      A              A
Real Estate Securities                                   A              A
SmallCap S&P 600 Index                                   E              A

  TOTAL FUND COMPLEX                                     E              E



Principal Investors Fund                                               39
www.PrincipalFunds.com

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2006. On that date, there were 2 funds (with a total of 110 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

       DIRECTOR                  THE FUND                    FUND COMPLEX
       --------                  --------                    ------------
                        $                           $
 Elizabeth Ballantine   51,802                      81,000
 Kristianne Blake*      $0                          $0
                        $                           $
 Fritz Hirsch           52,442                      82,000
                        $                           $
 Richard W. Gilbert     52,442                      82,000
                        $                           $
 Mark A. Grimmett       60,116                      94,000
                        $                           $
 William C. Kimball     52,442                      82,000
                        $                           $
 Barbara A. Lukavsky    52,442                      82,000
 Daniel Pavelich*       $0                          $0
 Richard Yancey*        $0                          $0

 * Not elected as a Director until January 16, 2007.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of March 15, 2007, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

The following table shows as of March 15, 2007 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                                     % OF OUTSTANDING
         FUND                                          SHARES OWNED
         ----                                        ----------------
         Bond & Mortgage Securities                        0.12%
         California Insured Intermediate Municipal         0.00
         California Municipal                              0.00
         Disciplined LargeCap Blend                        0.00
         Diversified International                         2.36
         Equity Income I                                   0.00
         Government & High Quality Bond                    0.01
         High Quality Intermediate-Term Bond               0.00
         High Yield                                        0.00
         High Yield II                                     0.00
         Income                                            0.00
         Inflation Protection                              0.00
         International Emerging Markets                    0.00
         International Growth                              0.00
         LargeCap Growth                                   1.80
         LargeCap S&P 500 Index                            0.00
         LargeCap Value                                   10.83
         MidCap Blend                                      0.00
         MidCap Growth                                     0.09
         MidCap Stock                                      0.00
         MidCap S&P 400 Index                              0.00
         MidCap Value                                      0.01
         Money Market                                      1.14
         Mortgage Securities                               0.00
         Partners Global Equity                           23.84
         Partners International                            0.00
         Partners LargeCap Blend                           0.00
         Partners LargeCap Blend I                         0.00
         Partners LargeCap Growth I                        0.00
         Partners LargeCap Growth II                       0.01
         Partners LargeCap Value                           0.00
         Partners LargeCap Value I                         0.00
         Partners LargeCap Value II                        0.00
         Partners MidCap Growth                            0.00
         Partners MidCap Growth I                          0.00
         Partners MidCap Growth II                         0.00
         Partners MidCap Value                             0.00
         Partners MidCap Value I                           0.00
         Partners SmallCap Blend                           0.00
         Partners SmallCap Growth I                        0.00
         Partners SmallCap Growth II                       0.00
         Partners SmallCap Growth III                      0.00
         Partners SmallCap Value                           0.00
         Partners SmallCap Value I                         0.00
         Partners SmallCap Value II                        0.00
         Preferred Securities                              0.01
         Principal LifeTime 2010                           0.00
         Principal LifeTime 2020                           0.00
         Principal LifeTime 2030                           0.00
         Principal LifeTime 2040                           0.00
         Principal LifeTime 2050                           0.00
         Principal Lifetime Strategic Income               0.00
         Real Estate Securities                            0.00
         SAM Balanced Portfolio                            0.00
         SAM Conservative Balanced Portfolio               0.01
         SAM Conservative Growth Portfolio                 0.00
         SAM Flexible Income Portfolio                     0.01
         SAM Strategic Growth Portfolio                    0.00
         Short-Term Bond                                   1.46
         Short-Term Income                                 0.00
         SmallCap Blend                                   11.08
         SmallCap Growth                                   0.01
         SmallCap S&P 600 Index                            0.00
         SmallCap Value                                    0.00
         Tax-Exempt Bond I                                 0.00
         Ultra Short Bond                                  0.02
         West Coast Equity                                 0.00



40                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               41
www.PrincipalFunds.com

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A, B, and C shares.


As of March 20, 2007, each of the following owned more than 25% of the voting securities of the specified Funds:

          SHAREHOLDER                                              PERCENTAGE
           OF RECORD                          FUND                OF OWNERSHIP
          -----------                         ----                ------------
                                  Bond & Mortgage Securities
 Principal LifeTime 2020 Fund     Fund                               25.1%
 Principal Life Insurance Co      High Yield Fund                    94.3
 Principal Life Insurance Co      Inflation Protection Fund          57.6
 Principal Life Insurance Co      International Growth Fund          32.3
 Principal Life Insurance Co      Partners Global Equity Fund        60.4
 Principal Life Insurance Co      Partners International Fund        61.6
 Principal Life Insurance Co      Partner LargeCap Blend Fund        59.3
                                  Partners LargeCap Growth Fund
 Principal Life Insurance Co      I                                  56.9
                                  Partners LargeCap Growth Fund
 Principal Life Insurance Co      II                                 87.5
 Principal Life Insurance Co      Partners LargeCap Value Fund       66.4
                                  Partners LargeCap Value Fund
 Principal Life Insurance Co      I                                  64.7
                                  Partners LargeCap Value Fund
 Principal Life Insurance Co      II                                 97.6
 Principal Life Insurance Co      Partners MidCap Growth Fund        53.5
 Principal Life Insurance Co      Partners MidCap Growth Fund I      97.0
                                  Partners MidCap Growth Fund
 Principal Life Insurance Co      II                                 94.7
 Principal Life Insurance Co      Partners MidCap Value Fund         63.2
 Principal Life Insurance Co      Partners MidCap Value Fund I       86.1
 Principal Life Insurance Co      Partners SmallCap Blend Fund       97.0
                                  Partners SmallCap Growth Fund
 Principal Life Insurance Co      I                                  52.8
                                  Partners SmallCap Growth Fund
 Principal Life Insurance Co      II                                 81.4
                                  Partners SmallCap Growth Fund
 Principal Life Insurance Co      III                                52.0
 Principal Life Insurance Co      Partners SmallCap Value Fund       83.8
                                  Partners SmallCap Value Fund
 Principal Life Insurance Co      I                                  75.5
                                  Partners SmallCap Value Fund
 Principal Life Insurance Co      II                                 97.9
 Principal Life Insurance Co      Principal LifeTime 2010 Fund       61.8
 Principal Life Insurance Co      Principal LifeTime 2020 Fund       61.8
 Principal Life Insurance Co      Principal LifeTime 2030 Fund       61.8
 Principal Life Insurance Co      Principal LifeTime 2040 Fund       66.8
 Principal Life Insurance Co      Principal LifeTime 2050 Fund       75.7
                                  Principal LifeTime Strategic
 Principal Life Insurance Co      Income Fund                        61.4
 National Financial Services
 For the Exclusive Benefit of
 our Customers
 200 Liberty Street
 New York, NY  10281-1003         Money Market Fund                  47.1
 Trustar - FBO Church of God
 P.O. BOX 8963                    High Quality
 WILMINGTON, DE 19899-0960        Intermediate-Term Bond Fund        26.3



42                                               Principal Investors Fund
                                                          1-800-222-5852

The address for each Principal LifeTime Fund and Principal Life Insurance Company is 711 High Street, Des Moines, IA 50392-0200. Shares owned by the Principal LifeTime Funds or Principal Life Insurance Company must be voted in the same proportion as shares of the Funds owned by other shareholders are voted. Therefore, neither the Principal LifeTime Funds nor Principal Life Insurance Company exercise voting discretion.


The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."


Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities"). Approval of such proposals would not be controlled merely by a Principal LifeTime Fund.


Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.


As of March 20, 2007, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                    ADVISORS   ADVISORS  ADVISORS                                      CLASS  CLASS  CLASS   CLASS
            FUND NAME              PREFERRED    SELECT   SIGNATURE  PREFERRED   SELECT  INSTITUTIONAL    J      A      B       C
 Bond & Mortgage Securities Fund      592        590        605        593       591         594        501    101    201     401
 California Insured Intermediate
 Municipal Fund                                                                                                176    276     476
 California Municipal Fund                                                                                     177    277     477
 Disciplined LargeCap Blend           697        695        619        698       696         699               192    292     492
 Diversified International Fund       672        670        617        673       671         674        508    108    208     408
 Equity Income Fund                                                                                            152    252
 Equity Income Fund I                                                                        949               104    204     404
 Government & High Quality Bond
 Fund                                 612        610        607        613       611         614        503    153    253     453
 High Quality Intermediate-Term
 Bond Fund                            622        620        608        623       621         624        504
 High Yield Fund                                                                             798
 High Yield Fund II                                                                          585               178    278     478
 Income Fund                                                                                 586               179    279     479
 Inflation Protection Fund            707        705        709        708       706         715        546    154            454
 International Emerging Markets
 Fund                                 662        660        616        663       661         664        507    107    207     407
 International Growth Fund            812        810        618        813       811         814        509
 LargeCap Growth Fund                 702        700        625        703       701         704        512    112    212     412
 LargeCap S&P 500 Index Fund          712        710        626        713       711         714        513    113            413
 LargeCap Value Fund                  722        720        627        723       721         724        514    114    214     414
 MidCap Blend Fund                    742        740        639        743       741         749        521    121    221     421
 MidCap Growth Fund                   752        750        645        753       751         759        522
 MidCap S&P 400 Index Fund            762        760        646        763       761         769        523
 MidCap Stock Fund                                                                           587               181    281     481
 MidCap Value Fund                    772        770        647        773       771         774        524
 Money Market Fund                    782        780        648        783       781         784        525    199    299     499
 Mortgage Securities Fund                                                                    807               197    297     497
 Partners Global Equity Fund          857        855        859        858       856         865
 Partners International Fund          787        785        649        788       786         789
 Partners LargeCap Blend Fund         822        820        650        823       821         824        527    127    227     427
 Partners LargeCap Blend Fund I       692        690        651        693       691         694        511    111    211     411
 Partners LargeCap Growth Fund        827        825        652        828       826         829        544
 Partners LargeCap Growth Fund I      832        830        653        833       831         834        528    128    228     428
 Partners LargeCap Growth Fund II     842        840        654        843       841         844        529    129            429
 Partners LargeCap Value Fund         852        850        655        853       851         854        530    180    280     480
 Partners LargeCap Value Fund I       802        800        656        803       801         804
 Partners LargeCap Value Fund II      779        777        796        795       778         797
 Partners MidCap Growth Fund          872        870        658        873       871         874        532    182    282     482
 Partners MidCap Growth Fund I        877        875        659        878       876         879               186            486
 Partners MidCap Growth Fund II       718        716        775        719       717         776
 Partners MidCap Value Fund           882        880        665        883       881         884        533    183    283     483
 Partners MidCap Value Fund I         892        890        666        893       891         894
 Partners SmallCap Blend Fund         887        885        667        888       886         889
 Partners SmallCap Growth Fund I      902        900        668        906       901         904        534
 Partners SmallCap Growth Fund II     913        911        669        914       912         915        535    185    285     485
 Partners SmallCap Growth Fund
 III                                  817        815        675        818       816         819
 Partners SmallCap Value Fund         922        920        676        923       921         924        536
 Partners SmallCap Value Fund I       927        925        677        928       926         935
 Partners SmallCap Value Fund II      837        835        678        838       836         839
 Preferred Securities Fund            938        936        679        939       937         929        545    195            495
 Principal LifeTime 2010 Fund         727        725        628        728       726         729        515    109            409
 Principal LifeTime 2020 Fund         732        730        629        733       731         734        516    116    216     416
 Principal LifeTime 2030 Fund         737        735        635        738       736         739        517    117    217     417
 Principal LifeTime 2040 Fund         746        744        636        747       745         748        518    118    218     418
 Principal LifeTime 2050 Fund         756        754        637        757       755         758        519    119    219     419
 Principal LifeTime Strategic
 Income Fund                          766        764        638        767       765         768        520    123    223     423
 Real Estate Securities Fund          932        930        685        933       931         934        537    187    287     487
 SAM Balanced Portfolio               846        809        848        847       845         589        548    189    289     489
 SAM Conservative Balanced
 Portfolio                            867        849        869        868       866         657        549    190    290     490
 SAM Conservative Growth
 Portfolio                            897        895        899        898       896         799        550    193    293     493
 SAM Flexible Income Portfolio        916        908        918        917       909         806        552    196    296     496
 SAM Strategic Growth Portfolio       946        919        948        947       945         805        551    194    294     494
 Short-Term Bond Fund                 642        640        615        643       641         644        506    156            456
 Short-Term Income Fund                                                                      588               184            484
 SmallCap Blend Fund                  942        940        686        943       941         944        538    188    288     488
 SmallCap Growth Fund                 952        950        687        953       951         954        539    175    275     475
 SmallCap S&P 600 Index Fund          962        960        688        963       961         964        540
 SmallCap Value Fund                  972        970        689        973       971         974        541    191    291     491
 Tax-Exempt Bond Fund                                                                                          151    251
 Tax-Exempt Bond Fund I                                                                                        106    206     406
 Ultra Short Bond Fund                987        985        989        988       986         990        547    102            402
 West Coast Equity Fund                                                                      808               198    298     498




Principal Investors Fund                                               43
www.PrincipalFunds.com

FUND/CLASS                                                       PERCENTAGE OF
  NUMBER     NAME AND ADDRESS                                      OWNERSHIP
 PIF - BOND & MORTGAGE SECURITIES FUND
 592        DELAWARE CHARTER GUARANTEE & TRUS                         11.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 592        DELAWARE CHARTER GUARANTEE & TRUS                         84.1
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 590        DELAWARE CHARTER GUARANTEE & TRUS                         19.6
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 590        DELAWARE CHARTER GUARANTEE & TRUS                         80.2
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 605        DELAWARE CHARTER GUARANTEE & TRUS                         99.4
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 594        LIFETIME 2010 FUND                                        24.5
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 594        LIFETIME 2020 FUND                                        36.1
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 594        LIFETIME 2040 FUND                                         5.0
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 594        LIFETIME STRATEGIC INCOME FUND                            13.8
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 594        LIFETIME 2030 FUND                                        18.6
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 593        DELAWARE CHARTER GUARANTEE & TRUST                         6.2
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 593        DELAWARE CHARTER GUARANTEE & TRUS                         69.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 593        TRUSTAR FBO SOUTHWIRE CO SALARIED 401K PL                 15.3
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
 591        DELAWARE CHARTER GUARANTEE & TRUS                         95.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - DISCIPLINED LARGECAP BLEND FUND
 697        DCGT AS TTEE AND/OR CUST                                  99.2
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303
 695        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 619        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 192        NFS LLC FEBO FIIOC                                        43.6
            AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS
            (401K) FINOPS-IC FUNDS
            100 MAGELLAN WAY KW1C
             COVINGTON KY  41015-1987
 699        LIFETIME 2020 FUND                                        11.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST D
            0ES MOINES, IA 50392-0200
 699        LIFETIME 2040 FUND                                         5.4
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 699        LIFETIME 2030 FUND                                        10.8
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 699        SAM BALANCED PORTFOLIO PIF                                20.9
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
             DES MOINES, IA 503920200
 699        SAM CONS GROWTH PORTFOLIO PIF                             22.1
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392
 699        SAM STRATEGIC GROWTH PORTFOLIO PIF                        15.4
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
            DES MOINES, IA 50392
 698        DCGT as TTEE and/or CUST                                  83.7
             FBO Various Qualified Plans
             ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 698        Principal Trust Company                                    8.1
            FBO AAS DC Plan for Key Employees
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
 698        Cingular Wireless, LLC                                     6.7
             FBO Excess Plan of Cingular Wireless
            ATTN Anne Otta
            PO Box 97061
            Redmond, WA 98073
 696        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS                               100.0
            ATTN NPIO TRADE DESK
            711 HIGH
             STREET DES MOINES, IA 50303
 PIF - DIVERSIFIED INTERNATIONAL FUND
 672        DELAWARE CHARTER GUARANTEE & TRUS                          9.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 672        DELAWARE CHARTER GUARANTEE & TRUST                        87.4
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 670        DELAWARE CHARTER GUARANTEE & TRUS                          6.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 670        DELAWARE CHARTER GUARANTEE & TRUST                        93.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 617        DELAWARE CHARTER GUARANTEE & TRUS                         98.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 108        NFS LLC FEBO FIIOC                                        17.9
            AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS
            (401K) FINOPS-IC FUNDS
            100 MAGELLAN WAY KW1C
            COVINGTON KY  41015-1987
 674        SAM BALANCED PORTFOLIO PIF                                33.1
            ATTN MUTUAL FUND ACCOUNTING -H221
             711 HIGH ST
             DES MOINES, IA 503920200
 674        SAM CONS GROWTH PORTFOLIO PIF                             35.1
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392
 674        SAM STRATEGIC GROWTH PORTFOLIO PIF                        24.1
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392
 673        DELAWARE CHARTER GUARANTEE & TRUST                        18.1
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 673        DELAWARE CHARTER GUARANTEE & TRUST                        72.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 671        DELAWARE CHARTER GUARANTEE & TRUST                       100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - GOVERNMENT & HIGH QUALITY BOND FUND
 612        DELAWARE CHARTER GUARANTEE & TRUST                        27.6
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 612        DELAWARE CHARTER GUARANTEE & TRUS                         68.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 610        DELAWARE CHARTER GUARANTEE & TRUS                         95.6
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 607        DELAWARE CHARTER GUARANTEE & TRUS                          5.2
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 607        DELAWARE CHARTER GUARANTEE & TRUS                         94.8
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 614        PRINCIPAL LIFE INSURANCE CO                              100.0
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810
 613        DELAWARE CHARTER GUARANTEE & TRUST                        15.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 613        BANKERS TRUST COMPANY TRUSTEE                              5.4
             FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            ATTN DEBBIE WILLIAMS
             453 7TH ST
            DES MOINES IA 50309-4110
 613        WELLS FARGO TRUST COMPANY TRUSTEE                          5.4
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
 613        DELAWARE CHARTER GUARANTEE & TRUS                         15.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 613        DELAWARE CHARTER GUARANTEE & TRUS                         49.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 611        DELAWARE CHARTER GUARANTEE & TRUS                         10.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 611        DELAWARE CHARTER GUARANTEE & TRUS                         89.7
            FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL
            GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - HIGH QUALITY INTERMEDIATE TERM BOND FUND
 622        DELAWARE CHARTER GUARANTEE & TRUS                         11.9
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 622        TRUSTAR FBO THE CHURCH OF GOD                             84.3
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
 620        DELAWARE CHARTER GUARANTEE & TRUS                          8.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 620        DELAWARE CHARTER GUARANTEE & TRUS                         91.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 608        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 624        PERSHING LLC                                              11.5
            P. O. BOX 2052
            JERSEY CITY
 624        PERSHING LLC                                               5.6
            P. O. BOX 2052
             JERSEY CITY
 623        WELLS FARGO TRUST COMPANY TRUSTEE                          7.6
             FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
             1919 DOUGLAS ST
             OMAHA, NE 68102-1317
 623        DELAWARE CHARTER GUARANTEE & TRUS                         40.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 623        DCGT as TTEE and/or CUST                                  45.8
             FBO THE WESLEYAN PENSION FUND
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 621        DELAWARE CHARTER GUARANTEE & TRUS                         99.4
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - HIGH YIELD FUND
 798        PRINCIPAL LIFE INSURANCE CO                               97.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREE
             DES MOINES IA 50392
 PIF - INFLATION PROTECTION FUND
 707        DELAWARE CHARTER GUARANTEE & TRUS                         90.6
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 705        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 709        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 154        PRINCIPAL LIFE INSURANCE CO                               11.4
             CUST IRA OF ROBERT L DIECKHAUS
            109 CLUB CREEK CT
             PO BOX 17
            SAINT ALBANS MO 63073-0017
 154        PRINCIPAL LIFE INSURANCE CO CUST                           5.5
            IRA OF HENRY A HARMON
            3131 FLEUR DR APT 901
            DES MOINES IA 50321-1751
 715        LIFETIME 2010 FUND                                        14.7
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 715        LIFETIME STRATEGIC INCOME FUND                            19.9
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 715        PRINCIPAL LIFE INSURANCE CO                               65.4
             FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 50392
 708        DELAWARE CHARTER GUARANTEE & TRUS                         56.3
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 708        BANKERS TRUST COMPANY (E826)                              22.0
            FBO PARTNER RE RESTURATION - SALARY DEFERRED PLAN
            ATTN DEBBIE WILLIAM
            453 7TH ST
            DES MOINES IA 50309-4110
 708        Modern Asset Management                                   13.6
             FBO Exec Excess of Modern Asset Mgt
            ATTN Ross Baker
            5 East 59th St; 3rd Floor
            New York City, NY 10022
 708        Simpson Housing LLLP                                       6.5
            FBO Simpson Housing LLLP DC Plan
            ATTN Toni McIntosh
             8110 East Untion Ave; Ste 200
            Denver, CO 80237
 706        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 PIF - INTERNATIONAL EMERGING MARKETS FUND
 662        DELAWARE CHARTER GUARANTEE & TRUS                          7.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 662        DELAWARE CHARTER GUARANTEE & TRUS                         82.4
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 660        DELAWARE CHARTER GUARANTEE & TRUS                         99.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 616        DELAWARE CHARTER GUARANTEE & TRUS                         99.8
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 664        LIFETIME 2010 FUND                                         6.1
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 664        LIFETIME 2020 FUND                                        16.1
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 664        LIFETIME 2040 FUND                                         8.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 664        LIFETIME 2030 FUND                                        15.0
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 664        SAM BALANCED PORTFOLIO PIF                                17.2
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
             DES MOINES, IA 503920200
 664        SAM CONS GROWTH PORTFOLIO PIF                             18.2
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392
 664        SAM STRATEGIC GROWTH PORTFOLIO PIF                        12.4
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
            DES MOINES, IA 50392
 663        DELAWARE CHARTER GUARANTEE & TRUST                        36.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 663        DELAWARE CHARTER GUARANTEE & TRUS                         55.6
             FBO VARIOUS QUALIFIED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 661        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFQUALIFIEDED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - INTERNATIONAL GROWTH FUND
 812        DELAWARE CHARTER GUARANTEE & TRUS                          8.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 812        DELAWARE CHARTER GUARANTEE & TRUS                         88.1
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 810        DELAWARE CHARTER GUARANTEE & TRUS                          5.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 810        DELAWARE CHARTER GUARANTEE & TRUS                         93.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 618        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 814        LIFETIME 2010 FUND                                         7.8
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 814        LIFETIME 2020 FUND                                        19.3
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 814        LIFETIME 2040 FUND                                         9.9
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 814        LIFETIME 2030 FUND                                        18.8
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 814        PRINCIPAL LIFE INSURANCE CO                               37.7
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 813        DELAWARE CHARTER GUARANTEE & TRUS                         87.4
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 811        DELAWARE CHARTER GUARANTEE & TRUS                         98.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - LARGECAP GROWTH FUND
 702        DELAWARE CHARTER GUARANTEE & TRUS                         96.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 700        DELAWARE CHARTER GUARANTEE & TRUS                         88.9
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 700        DCGT as TTEE and/or CUST
            FBO Principal Financial Group Non - Qualified Prin        11.1
            Advtg Omnibus
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 625        DELAWARE CHARTER GUARANTEE & TRUS                         98.9
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 112        NFS LLC FEBO FIIOC                                        10.9
            AS AGENT FOR QUALIFIED
            EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS
            100 MAGELLAN WAY KW1C
            COVINGTON KY  41015-1987
 704        SAM BALANCED PORTFOLIO PIF                                28.3
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
             DES MOINES, IA 503920200
 704        SAM CONS GROWTH PORTFOLIO PIF                             29.3
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
             DES MOINES, IA 50392
 704        SAM STRATEGIC GROWTH PORTFOLIO PIF                        19.9
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392
 703        DELAWARE CHARTER GUARANTEE & TRUS                         63.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 703        AMERIPRISE TRUST COMPANY                                  29.6
            FBO AMERIPRISE TRUST
            ATTN: CHRIS HIGH
            996 AMERIPRISE FINANCIAL CTR
            MINNEAPOLIS MN  55474
 701        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 PIF - LARGECAP S&P 500 INDEX FUND
 712        DELAWARE CHARTER GUARANTEE & TRUS                          9.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 712        DELAWARE CHARTER GUARANTEE & TRUS                         70.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 712        TRUSTAR FBO THE CHURCH OF GOD                             17.4
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
 710        DELAWARE CHARTER GUARANTEE & TRUS                         18.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 710        DELAWARE CHARTER GUARANTEE & TRUS                         81.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 626        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904
            711 HIGH STREET
             DES MOINES, IA 50303
 714        DCGT as TTEE and/or CUST                                  45.3
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303
 713        DELAWARE CHARTER GUARANTEE & TRUST                         7.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 713        DELAWARE CHARTER GUARANTEE & TRUS                          8.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 713        DELAWARE CHARTER GUARANTEE & TRUS                         69.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 713        DCGT as TTEE and/or CUST                                   5.8
             FBO THE WESLEYAN PENSION FUND
            ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303
 711        DELAWARE CHARTER GUARANTEE & TRUS                          5.7
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 711        DELAWARE CHARTER GUARANTEE & TRUS                         93.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - LARGECAP VALUE FUND
 722        DELAWARE CHARTER GUARANTEE & TRUS                          8.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 722        DELAWARE CHARTER GUARANTEE & TRUS                         74.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 720        DELAWARE CHARTER GUARANTEE & TRUS                          6.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 720        DELAWARE CHARTER GUARANTEE & TRUS                         93.5
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 627        DELAWARE CHARTER GUARANTEE & TRUS                         16.1
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 627        DELAWARE CHARTER GUARANTEE & TRUS                         83.9
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 724        LIFETIME 2010 FUND                                         9.6
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 724        LIFETIME 2020 FUND                                        22.7
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200
 724        LIFETIME 2040 FUND                                        12.9
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 724        LIFETIME 2050 FUND                                         5.8
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 724        LIFETIME 2030 FUND                                        23.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 724        THE PRINCIPAL TRUST FOR                                   14.4
            POST- RETIREMENT MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480
 723        DELAWARE CHARTER GUARANTEE & TRUST                        22.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 723        WELLS FARGO TRUST COMPANY TRUSTEE                         10.8
             FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
 723        DELAWARE CHARTER GUARANTEE & TRUS                         49.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 721        DELAWARE CHARTER GUARANTEE & TRUS                         69.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 721        NATIONWIDE TRUST COMPANY FSB                              30.2
            FBO PARTICIPATING RETIREMENT PLANS
            C/O IPO PORTFOLIO ACCOUNTING
             PO BOX 182029
            COLUMBUS OH 43218-2029
 PIF - MIDCAP BLEND FUND
 742        DELAWARE CHARTER GUARANTEE & TRUS                          9.1
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 742        DELAWARE CHARTER GUARANTEE & TRUS                         75.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 742        Principal Trust Company                                    7.9
             FBO Winn Mgt Group
             2006 Def Comp Plan
            Attn: Susan Saggione
            1013 Centre Rd
            Wilmington DE 19805
 740        DELAWARE CHARTER GUARANTEE & TRUS                         98.9
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 639        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 749        PRINCIPAL LIFE INSURANCE CO                              100.0
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 743        DELAWARE CHARTER GUARANTEE & TRUST                        32.2
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392
 743        DELAWARE CHARTER GUARANTEE & TRUS                         54.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 741        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - MIDCAP GROWTH FUND
 752        DELAWARE CHARTER GUARANTEE & TRUS                         91.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 750        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 645        DCGT as TTEE and/or CUST                                 100.0
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303
 759        STATE STREET BANK & TRUST COMPANY                        100.0
             FBO HOLLOWWAVE & CO
            ATTN: MASTER NOTE CONTROL
            BOX 5496
            BOSTON, MA 02206
 753        DELAWARE CHARTER GUARANTEE & TRUS                         78.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 753        PRINCIPAL TRUST COMPANY                                   11.6
            FBO NEXTEL PRTNRS OP CORP NQ DEF CO MP
            ATTN SUSAN SAGGIONE
            1013 CENTRE ROAD
            WILMINGTON, DE 19805
 751        PRINCIPAL LIFE INSURANCE CO                                8.5
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 751        DCGT as TTEE and/or CUST                                  91.5
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 PIF - MIDCAP S&P 400 INDEX FUND
 762        DELAWARE CHARTER GUARANTEE & TRUS                         13.0
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 762        DELAWARE CHARTER GUARANTEE & TRUS                         77.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 760        DELAWARE CHARTER GUARANTEE & TRUS                         13.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 760        DELAWARE CHARTER GUARANTEE & TRUS                         86.9
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 646        DELAWARE CHARTER GUARANTEE & TRUS                         97.1
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 769        DCGT as TTEE and/or CUST                                  16.0
            FBO Principal Financial Group Qualified
             Prin Advtg Omnibus
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303
 763        DELAWARE CHARTER GUARANTEE & TRUS                         13.1
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 763        DELAWARE CHARTER GUARANTEE & TRUS                         70.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 763        DCGT as TTEE and/or CUST                                   9.8
             FBO THE WESLEYAN PENSION FUND
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 761        DELAWARE CHARTER GUARANTEE & TRUS                          8.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 761        DELAWARE CHARTER GUARANTEE & TRUS                         91.5
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - MIDCAP VALUE FUND
 772        DELAWARE CHARTER GUARANTEE & TRUS                         74.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 772        LUTHERAN HOMES FBO                                         5.3
            DAVID SPLITTGERBER
             300 MINISTRY DR
            IRMO, SC 29063
 772        PRINCIPAL TRUST COMPANY                                    5.3
            FBO MIAMI MUTUAL INS EXEC NQ
             ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
 770        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DES
             711 HIGH STREET
            DES MOINES, IA 50392
 647        PRINCIPAL LIFE INSURANCE CO                                9.4
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 647        DELAWARE CHARTER GUARANTEE & TRUS                         90.6
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 774        PRINCIPAL LIFE INSURANCE CO                              100.0
             PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 773        DELAWARE CHARTER GUARANTEE & TRUS                         24.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 773        Principal Trust Company FBO                               59.8
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
 771        DELAWARE CHARTER GUARANTEE & TRUS                         97.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - MONEY MARKET FUND
 782        DELAWARE CHARTER GUARANTEE & TRUS                         56.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 782        TRUSTAR FBO THE CHURCH OF GOD                              7.3
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
 780        DELAWARE CHARTER GUARANTEE & TRUS                         98.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 648        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 199        PERSHING LLC AS AGENT FOR ITS CUSTOMERS                   10.5
            ATTN CASH MANAGMENT SERVICES
            1 PERSHING PLZ
            JERSEY CITY, NJ 07399-0001
 199        NATIONAL FINANCIAL SERVICES                               63.0
            FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
            200 LIBERTY STREET
            NEW YORK NY  10281-1003
 782        COMPUTERSHARE INVESTOR SVCS LLC                           13.1
            2 NORTH LA SALLE ST 3RD FL
            CHICAGO, IL 60602
 784        WM FINANCIAL SERVICES INC MISC W/O DISTRICT A             13.2
            ATTN ACCOUNTING DEPARTMENT
            1201 3RD AVE WMT 2035
             SEATTLE WA  98101
 784        SAM BALANCED PORTFOLIO PIF                                12.1
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
            DES MOINES, IA 503920200
 784        WMBFA INSURANCE AGENCY INC                                48.9
            ATTN ACCOUNTING DEPARTMENT
            1201 THIRD AVE WMT 2035
            SEATTLE WA  98101
 784        WMFS INSURANCE SERVICES INC                               11.3
            1201 3RD AVE STE 2035
            SEATTLE WA  98101-3033
 783        DELAWARE CHARTER GUARANTEE & TRUST                         9.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 783        ATTN NPIO TRADE DESK DCGT                                 19.0
            AS TTEE AND/OR CUST
             FBO THIRD FEDERAL 401 K SAVINGS PL AN
            711 HIGH ST
            DES MOINES IA  50309-2732
 783        PRINCIPAL TRUST COMPANY                                    5.2
            FBO CYMER EXEC DEF COMP PLAN
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON DE  19805-1265
 783        DELAWARE CHARTER GUARANTEE & TRUS                         47.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 781        DELAWARE CHARTER GUARANTEE & TRUS                         99.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS GLOBAL EQUITY FUND
 857        DCGT as TTEE and/or CUST                                 100.0
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 855        DCGT AS TTEE AND/OR CUST                                  68.9
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303
 855        DCGT AS TTEE AND/OR CUST                                  31.1
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
 859        DCGT AS TTEE AND/OR CUST                                 100.0
            FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
 865        PRINCIPAL LIFE INSURANCE CO                               71.8
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 50392
 865        PRINCIPAL LIFE INSURANCE CO                               28.2
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 858        DCGT as TTEE and/or CUST                                 100.0
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 5030
 856        DCGT AS TTEE AND/OR CUST                                 100.0
            FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303
 PIF - PARTNERS INTERNATIONAL FUND
 787        DELAWARE CHARTER GUARANTEE & TRUS                         93.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 785        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS                              100.0
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 649        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 789        LIFETIME 2020 FUND                                        10.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 789        LIFETIME 2040 FUND                                         5.6
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 789        LIFETIME 2030 FUND                                        10.6
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 789        PRINCIPAL LIFE INSURANCE CO                               65.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 788        DELAWARE CHARTER GUARANTEE & TRUS                         97.5
            FBO PRINCIPA FINACIAL GROUP
            711 HIGH STREET
            DES MOINES, IA 50303
 786        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP BLEND FUND
 822        DELAWARE CHARTER GUARANTEE & TRUS                          6.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 822        DELAWARE CHARTER GUARANTEE & TRUS                         92.6
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 820        DELAWARE CHARTER GUARANTEE & TRUS                         96.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 650        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 824        PRINCIPAL LIFE INSURANCE CO                               98.4
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 823        DELAWARE CHARTER GUARANTEE & TRUS                         94.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 821        DELAWARE CHARTER GUARANTEE & TRUS                         97.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP BLEND FUND I
 692        DELAWARE CHARTER GUARANTEE & TRUS                         96.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 690        DELAWARE CHARTER GUARANTEE & TRUS                         13.4
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 690        DELAWARE CHARTER GUARANTEE & TRUS                         86.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 651        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 694        LIFETIME 2010 FUND                                        14.0
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 694        LIFETIME 2020 FUND                                        32.1
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 694        LIFETIME 2040 FUND                                        15.3
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 694        LIFETIME 2050 FUND                                         6.5
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 694        LIFETIME 2030 FUND                                        29.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 693        DELAWARE CHARTER GUARANTEE & TRUST                        34.8
             FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 693        DELAWARE CHARTER GUARANTEE & TRUS                         10.4
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 693        DELAWARE CHARTER GUARANTEE & TRUS                         46.6
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392
 691        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP GROWTH FUND I
 832        DELAWARE CHARTER GUARANTEE & TRUS                         16.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 832        DELAWARE CHARTER GUARANTEE & TRUS                         82.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 830        DELAWARE CHARTER GUARANTEE & TRUS                          9.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 830        DELAWARE CHARTER GUARANTEE & TRUS                         90.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 653        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 834        LIFETIME 2020 FUND                                        10.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 834        LIFETIME 2040 FUND                                         6.0
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 834        LIFETIME 2030 FUND                                        10.5
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 834        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE        65.3
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 833        DELAWARE CHARTER GUARANTEE & TRUS                         10.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 833        DELAWARE CHARTER GUARANTEE & TRUS                         83.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 831        DELAWARE CHARTER GUARANTEE & TRUS                          6.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 831        DELAWARE CHARTER GUARANTEE & TRUS                         93.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP GROWTH FUND II
 842        DELAWARE CHARTER GUARANTEE & TRUS                          9.3
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 842        DELAWARE CHARTER GUARANTEE & TRUS                         88.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 840        DELAWARE CHARTER GUARANTEE & TRUS                         97.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 654        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 129        PRINCIPAL LIFE INSURANCE CO                                7.7
            CUST IRA OF TONY E HILL
            1740 SAINT JAMES CIR
            THE VILLAGES FL 32162-7651
 844        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 843        DELAWARE CHARTER GUARANTEE & TRU                          97.5
            S FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 841        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP VALUE FUND
 852        DELAWARE CHARTER GUARANTEE & TRUS                          8.9
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 852        DELAWARE CHARTER GUARANTEE & TRUS                         89.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 850        DELAWARE CHARTER GUARANTEE & TRUS                          5.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 850        DELAWARE CHARTER GUARANTEE & TRUS                         94.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 655        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 854        PRINCIPAL LIFE INSURANCE CO                               86.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 853        DELAWARE CHARTER GUARANTEE & TRUS                          6.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 853        DELAWARE CHARTER GUARANTEE & TRUS                         88.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 851        DELAWARE CHARTER GUARANTEE & TRUS                         97.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PARTNERS LARGECAP VALUE FUND I
 802        DCGT AS TTEE AND/OR CUST                                  97.4
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREE
            T DES MOINES, IA 50303
 800        DELAWARE CHARTER GUARANTEE & TRUS                         87.2
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 800        DCGT as TTEE and/or CUST                                  12.8
            FBO Principal Financial Group
            Non - Qualified Prin Advtg Omnibus
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 656        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 804        LIFETIME 2020 FUND                                        10.3
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 804        LIFETIME 2040 FUND                                         5.6
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 804        LIFETIME 2030 FUND                                        10.4
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 804        PRINCIPAL LIFE INSURANCE CO                               66.9
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 803        DELAWARE CHARTER GUARANTEE & TRU                          99.5
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 801        DCGT as TTEE and/or CUST                                 100.0
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 PIF - PARTNERS LARGECAP VALUE FUND II
 779        DELAWARE CHARTER GUARANTEE & TRUS                         81.3
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 779        California Society of CPAs                                15.0
            FBO 457b of CA Society of CPAs
            ATTN Tannis Kirschenbaum
            1235 Radio Road
            Redwood City, Ca 94065
 777        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 796        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 797        PRINCIPAL LIFE INSURANCE CO                              100.0
             FBO PRINCIPAL FINANCIAL GROUP
 795        DELAWARE CHARTER GUARANTEE & TRUS                         99.6
             FBO VARIOUS QUALIFED PLANS
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 50392
 778        PRINCIPAL LIFE INSURANCE CO PUBLIC SEED ACCOUNT          100.0
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 PIF - PARTNERS MIDCAP GROWTH FUND
 872        DELAWARE CHARTER GUARANTEE & TRUS                          7.1
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 872        DELAWARE CHARTER GUARANTEE & TRUS                         92.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 870        DELAWARE CHARTER GUARANTEE & TRUS                         96.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 658        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 874        LIFETIME 2020 FUND                                         8.6
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200
 874        LIFETIME 2030 FUND                                         9.0
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 874        PRINCIPAL LIFE INSURANCE CO                               75.7
             FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES IA 50392
 873        DELAWARE CHARTER GUARANTEE & TRUST                        12.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 873        DELAWARE CHARTER GUARANTEE & TRUS                         84.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 871        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS MIDCAP GROWTH FUND I
 877        DELAWARE CHARTER GUARANTEE & TRUS                         94.7
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 875        DELAWARE CHARTER GUARANTEE & TRUS                         78.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 875        DCGT as TTEE and/or CUST                                  22.0
            FBO Principal Financial Group
            Non - Qualified Prin Advtg Omnibus
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 659        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 186        JEANETTE A MEEK TR                                         8.9
            JEANETTE A MEEK FAMILY TRUST UA APRIL 25 2003
            15103 AVENUE 288
             VISALIA, CA 93292-9669
 879        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 878        DELAWARE CHARTER GUARANTEE & TRUS                         90.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 878        Principal Trust Company                                    7.7
             FBO LT Exec Comp of L.P. & Assoc
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
 876        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS MIDCAP GROWTH FUND II
 718        DELAWARE CHARTER GUARANTEE & TRUS                         99.1
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 716        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 775        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 776        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES IA 50392
 719        DELAWARE CHARTER GUARANTEE & TRUS                         75.8
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 719        PRINCIPAL TRUST COMPANY TTEE                               5.1
             FBO JOHN WAGNER ASSOC EXEC NQ
            SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
 717        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 PIF - PARTNERS MIDCAP VALUE FUND
 882        DELAWARE CHARTER GUARANTEE & TRUS                          9.1
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 882        DELAWARE CHARTER GUARANTEE & TRU                          87.7
            S FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 880        DELAWARE CHARTER GUARANTEE & TRUS                         96.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 665        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 183        PRINCIPAL LIFE INSURANCE CO                                6.6
             CUST IRA OF JOSEPH O MANZI
            155 RIDGE RD
            RUMSON NJ 07760-1024
 884        PRINCIPAL LIFE INSURANCE CO                               96.4
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 883        DELAWARE CHARTER GUARANTEE & TRUS                         94.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 881        DELAWARE CHARTER GUARANTEE & TRUS                         99.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS MIDCAP VALUE FUND I
 892        DELAWARE CHARTER GUARANTEE & TRUS                         94.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 890        DELAWARE CHARTER GUARANTEE & TRUS                         95.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 666        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 894        PRINCIPAL LIFE INSURANCE CO                               90.1
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 893        DELAWARE CHARTER GUARANTEE & TRUS                         96.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 891        DCGT AS TTEE AND/OR CUST                                 100.0
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
 PIF - PARTNERS SMALLCAP BLEND FUND
 887        DELAWARE CHARTER GUARANTEE & TRUS                         95.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 885        DELAWARE CHARTER GUARANTEE & TRUS                         99.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 667        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 889        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 888        BOARD OF TRUSTEE OF IEASO 401K                            18.9
             FBO ILL EDU ASSOC STAFF ORG 401K
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 888        DELAWARE CHARTER GUARANTEE & TRUS                         74.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 886        DELAWARE CHARTER GUARANTEE & TRUS                         99.1
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS SMALLCAP GROWTH FUND I
 902        DELAWARE CHARTER GUARANTEE & TRUS                         75.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 902        LOS ANGELES COUNTY FAIR ASSOC                              9.5
            FBO LA COUNTY FAIR ASSOC SUP EXEC DC PLAN
            ATTN RAY ORTEGASO
            1101 W MCKINLEY AVE
            POMONA CA 91768-1639
 900        DELAWARE CHARTER GUARANTEE & TRUS                         11.1
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 900        DELAWARE CHARTER GUARANTEE & TRUS                         88.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 668        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 904        LIFETIME 2040 FUND                                        11.9
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 904        LIFETIME 2050 FUND                                         6.6
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200
 904        LIFETIME 2030 FUND                                        19.4
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 904        PRINCIPAL LIFE INSURANCE CO                               62.2
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 906        DELAWARE CHARTER GUARANTEE & TRUS                          9.5
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 906        DELAWARE CHARTER GUARANTEE & TRUS                         87.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 901        DELAWARE CHARTER GUARANTEE & TRUS                          9.1
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 901        DELAWARE CHARTER GUARANTEE & TRUS                         90.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS SMALLCAP GROWTH FUND II
 913        DELAWARE CHARTER GUARANTEE & TRUS                         12.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 913        DELAWARE CHARTER GUARANTEE & TRUS                         83.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 911        DELAWARE CHARTER GUARANTEE & TRUS                         15.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 911        DELAWARE CHARTER GUARANTEE & TRUS                         84.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 669        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 915        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 914        DELAWARE CHARTER GUARANTEE & TRUS                         94.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 912        DELAWARE CHARTER GUARANTEE & TRUS                         97.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PARTNERS SMALLCAP GROWTH FUND III
 817        DELAWARE CHARTER GUARANTEE & TRUS                         91.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 817        DCGT AS TTEE AND/OR CUST                                   7.4
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303
 815        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 675        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 819        LIFETIME 2010 FUND                                         7.3
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 819        LIFETIME 2020 FUND                                        17.5
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 819        LIFETIME 2040 FUND                                         6.4
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 819        LIFETIME 2030 FUND                                        12.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 819        PRINCIPAL LIFE INSURANCE CO                               53.1
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 818        DELAWARE CHARTER GUARANTEE & TRUS                         93.9
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 816        DCGT as TTEE and/or CUST                                 100.0
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 PIF - PARTNERS SMALLCAP VALUE FUND
 922        DELAWARE CHARTER GUARANTEE & TRUS                         11.1
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 922        DELAWARE CHARTER GUARANTEE & TRUS                         88.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 920        DELAWARE CHARTER GUARANTEE & TRUS                         30.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 920        DELAWARE CHARTER GUARANTEE & TRUS                         70.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 676        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 924        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET DES MOINES, IA 50392
 923        DELAWARE CHARTER GUARANTEE & TRUS                         15.8
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 923        DELAWARE CHARTER GUARANTEE & TRUS                         79.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 921        DELAWARE CHARTER GUARANTEE & TRUS                         98.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREE
            T DES MOINES, IA 50392
 PIF - PARTNERS SMALLCAP VALUE FUND I
 927        DELAWARE CHARTER GUARANTEE & TRUS                         17.4
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 927        DELAWARE CHARTER GUARANTEE & TRUS                         79.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 925        DELAWARE CHARTER GUARANTEE & TRUS                         31.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 925        DELAWARE CHARTER GUARANTEE & TRUS                         68.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 677        DELAWARE CHARTER GUARANTEE & TRUS                         93.9
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 677        DCGT as TTEE and/or CUST                                   6.0
            FBO Sheet Metal Workers Local Union 20 Pension
            ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303
 935        LIFETIME 2030 FUND                                         5.3
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 935        PRINCIPAL LIFE INSURANCE CO                               89.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 928        DELAWARE CHARTER GUARANTEE & TRUS                         92.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 926        DELAWARE CHARTER GUARANTEE & TRUS                         99.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PARTNERS SMALLCAP VALUE FUND II
 837        DELAWARE CHARTER GUARANTEE & TRUS                         94.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 835        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 678        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 839        PRINCIPAL LIFE INSURANCE CO                              100.0
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 838        DELAWARE CHARTER GUARANTEE & TRUS                         94.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 838        DCGT AS TTEE AND/OR CUST                                   5.2
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
 836        DCGT AS TTEE AND/OR CUST                                 100.0
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
 PIF - PREFERRED SECURITIES FUND
 938        DCGT as TTEE and/or CUST                                  95.7
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303
 936        PRINCIPAL LIFE INSURANCE CO                               18.5
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROU
            P DES MOINES, IA 50392-0810
 936        DCGT AS TTEE AND/OR CUST                                  81.5
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303
 679        DELAWARE CHARTER GUARANTEE & TRUS                         99.6
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 929        LIFETIME 2010 FUND                                        16.5
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 929        LIFETIME 2020 FUND                                        26.9
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 929        LIFETIME 2040 FUND                                         6.8
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 929        LIFETIME STRATEGIC INCOME FUND                             6.2
            ATTN MUTUAL FUND ACCOUNTING- H221
            11 HIGH ST
             DES MOINES, IA 50392-0200
 929        LIFETIME 2030 FUND                                        18.6
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 929        PRINCIPAL LIFE INSURANCE CO                               22.6
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 939        PRINCIPAL LIFE INSURANCE CO                                6.0
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 939        DCGT as TTEE and/or CUST                                  88.6
            FBO Various Qualified Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 939        Principal Trust Company                                    5.4
            FBO Exec 457b of Nat Mining Assoc
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
 937        PRINCIPAL LIFE INSURANCE CO                               18.2
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 937        DCGT AS TTEE AND/OR CUST                                  81.8
            FBO PRINCIPAL FINANCIAL GROUP QUALI FIED
            PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK
            711 HIGH ST
             DES MOINES IA  50309-2732
 PIF - PRINCIPAL LIFETIME 2010 FUND
 727        DELAWARE CHARTER GUARANTEE & TRUS                         13.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 727        DELAWARE CHARTER GUARANTEE & TRUS                         84.1
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 725        DELAWARE CHARTER GUARANTEE & TRUS                          5.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 725        DELAWARE CHARTER GUARANTEE & TRUS                         94.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 628        DELAWARE CHARTER GUARANTEE & TRUS                         99.7
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 109        PRINCIPAL LIFE INSURANCE CO                                5.4
             CUST IRA OF RICHARD S BURNS
            59 FOREST VILLAGE PL
             CORDOVA TN 38018-7700
 729        PRINCIPAL LIFE INSURANCE CO                               99.5
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 728        DELAWARE CHARTER GUARANTEE & TRUS                         95.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 726        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PRINCIPAL LIFETIME 2020 FUND
 732        DELAWARE CHARTER GUARANTEE & TRUS                          9.6
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 732        DELAWARE CHARTER GUARANTEE & TRUS                         88.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 730        DELAWARE CHARTER GUARANTEE & TRUS                         95.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 629        DELAWARE CHARTER GUARANTEE & TRUS                         99.0
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 734        PRINCIPAL LIFE INSURANCE CO                               99.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 733        DELAWARE CHARTER GUARANTEE & TRUS                         93.6
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 731        DELAWARE CHARTER GUARANTEE & TRUS                         99.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PRINCIPAL LIFETIME 2030 FUND
 737        DELAWARE CHARTER GUARANTEE & TRUS                          6.4
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 737        DELAWARE CHARTER GUARANTEE & TRUS                         92.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 735        DELAWARE CHARTER GUARANTEE & TRUS                         95.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 635        DELAWARE CHARTER GUARANTEE & TRUS                         99.1
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 739        PRINCIPAL LIFE INSURANCE CO                               99.5
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 738        DELAWARE CHARTER GUARANTEE & TRUST                         5.4
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 738        DELAWARE CHARTER GUARANTEE & TRUS                         93.6
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 736        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PRINCIPAL LIFETIME 2040 FUND
 746        DELAWARE CHARTER GUARANTEE & TRUS                          6.3
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 746        DELAWARE CHARTER GUARANTEE & TRUS                         93.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 744        DELAWARE CHARTER GUARANTEE & TRUS                         95.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 636        DELAWARE CHARTER GUARANTEE & TRUS                         99.1
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 748        PRINCIPAL LIFE INSURANCE CO                               99.6
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 747        DELAWARE CHARTER GUARANTEE & TRUS                         96.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 745        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 PIF - PRINCIPAL LIFETIME 2050 FUND
 756        DELAWARE CHARTER GUARANTEE & TRUS                          6.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 756        DELAWARE CHARTER GUARANTEE & TRUS                         91.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 754        DELAWARE CHARTER GUARANTEE & TRUS                         95.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 637        DELAWARE CHARTER GUARANTEE & TRUS                         97.9
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 219        NFS LLC FEBO NFS/FMTC IRA                                 17.0
             FBO DONALD J BOHANNON
            7430 COLONIAL CT
             SANFORD FL  32771-9744
 219        PRINCIPAL LIFE INS CO                                      9.6
            CUST IRA CAROL V NOLAN
            607 MOURNING DOVE CIR
             LAKE MARY FL  32746-3933
 219        PRINCIPAL LIFE INSURANCE CO                                6.7
             CUST IRA R/O CARLA M GAYLORD
            8857 BUTTERNUT BLVD
            ORLANDO FL  32817-1336
 758        PRINCIPAL LIFE INSURANCE CO                               99.7
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 757        DELAWARE CHARTER GUARANTEE & TRUS                         93.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DES
            K 711 HIGH STREET
            DES MOINES, IA 50392
 755        DELAWARE CHARTER GUARANTEE & TRUS                         99.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - PRINCIPAL LIFETIME STRATEGIC INCOME FUND A
 766        DELAWARE CHARTER GUARANTEE & TRUS                          7.1
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 766        DELAWARE CHARTER GUARANTEE & TRUS                         92.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 764        DELAWARE CHARTER GUARANTEE & TRUS                          6.3
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 764        DELAWARE CHARTER GUARANTEE & TRUS                         93.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 638        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 123        PRINCIPAL LIFE INSURANCE CO                               11.6
             CUST IRA OF RONALD O KRIEGER
            520 BRYAN DR
             SAINT LOUIS, MO 63122-3647
 123        PRINCIPAL LIFE INSURANCE CO                                5.4
            CUST IRA OF BRIAN CHRISTOPHER
            14944 S HOFFMAN RD
             OREGON CITY OR 97045-9430
 223        PRINCIPAL LIFE INSURANCE CO                               19.6
             CUST 403B PLAN OF JUDITH A JEDLICKA
            35 PENATAQUIT PL
             HUNTINGTON, NY 11743-2414
 223        PRINCIPAL LIFE INSURANCE CO                                7.7
            CUST IRA OF MARY T FLANNERY
            217 E GRAVERS LN
             PHILA, PA 19118-2802
 223        PRINCIPAL LIFE INSURANCE CO                                5.5
             CUST IRA OF DENNIS W EYLER
            CENTER DRIVE PO BOX 2528
            BUTLER PA 16003-2528
 223        DELORES E BUHRMAN                                          7.6
            TRANSFER ON DEATH SUBJECT TO STA TOD RULES
            514 MILLER ST
             HOLDREGE NE 68949-2057
 223        PRINCIPAL LIFE INSURANCE CO                               10.1
             CUST IRA OF DELORES E BUHRMAN
            514 MILLER ST
             HOLDREGE NE 68949-2057
 223        PERSHING LLC                                              10.3
            P O BOX 2052
            JERSEY CITY NJ  07303-2052
 768        PRINCIPAL LIFE INSURANCE CO                               99.6
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 767        DELAWARE CHARTER GUARANTEE & TRUS                         93.6
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 765        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - REAL ESTATE SECURITIES FUND
 932        DELAWARE CHARTER GUARANTEE & TRUS                         12.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 932        DELAWARE CHARTER GUARANTEE & TRUS                         68.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 932        TRUSTAR FBO THE CHURCH OF GOD                             14.6
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
 930        DELAWARE CHARTER GUARANTEE & TRUS                         12.0
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 930        DELAWARE CHARTER GUARANTEE & TRUS                         88.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 685        DELAWARE CHARTER GUARANTEE & TRUS                         99.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 934        LIFETIME 2010 FUND                                         7.6
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 934        LIFETIME 2020 FUND                                        12.1
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 934        LIFETIME 2030 FUND                                         8.4
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 934        PRINCIPAL LIFE INSURANCE CO                               27.7
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 934        SAM BALANCED PORTFOLIO PIF                                10.9
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
            DES MOINES, IA 503920200
 934        SAM CONS GROWTH PORTFOLIO PIF                             11.6
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
            DES MOINES, IA 50392
 934        SAM STRATEGIC GROWTH PORTFOLIO PIF                         8.1
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
            DES MOINES, IA 50392
 933        DELAWARE CHARTER GUARANTEE & TRUST                         7.4
             FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 933        DELAWARE CHARTER GUARANTEE & TRUS                         13.3
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 933        DELAWARE CHARTER GUARANTEE & TRUS                         66.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 931        DELAWARE CHARTER GUARANTEE & TRUS                         11.9
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 931        DELAWARE CHARTER GUARANTEE & TRUS                         88.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - SHORT-TERM BOND FUND
 642        DELAWARE CHARTER GUARANTEE & TRUS                         76.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 640        DELAWARE CHARTER GUARANTEE & TRUS                         95.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 615        PRINCIPAL LIFE INSURANCE CO                               10.3
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810
 615        DELAWARE CHARTER GUARANTEE & TRUS                         89.7
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 644        PERSHING LLC                                              17.3
            P. O. BOX 2052
            JERSEY CITY
 644        PERSHING LLC                                               8.4
            P. O. BOX 2052
            JERSEY CITY
 643        Bankers Trust Company                                     21.1
            FBO Republic Bancorp Def Comp Plan
            Attn: Debbie Williams
            453 7th St
            Des Moines IA 50309
 643        DELAWARE CHARTER GUARANTEE & TRUS                         37.3
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 643        DCGT as TTEE and/or CUST                                  23.9
            FBO THE WESLEYAN PENSION FUND
            ATTN NPIO TRADE DESK
             711 High Street
             Des Moines, IA 50303
 641        DELAWARE CHARTER GUARANTEE & TRUS                         16.8
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 641        DCGT as TTEE and/or CUST
            FBO Principal Financial Group Qualified FIA               83.2
            Omnibus
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303
 PIF - SMALLCAP BLEND FUND
 942        DELAWARE CHARTER GUARANTEE & TRUS                         18.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 942        DELAWARE CHARTER GUARANTEE & TRUS                         73.2
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 940        DELAWARE CHARTER GUARANTEE & TRUS                         98.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 686        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 944        THE PRINCIPAL TRUST                                       11.5
            FOR POST- RETIREMENT
             MEDICAL BENEFITS RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
             PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
 944        PRINCIPAL TRUST FOR LIFE                                   6.5
            INS BENEFITS FOR EE'S - RETIRED
            5016 ATTN CRYSTAL MORRIS S-003-S60
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480
 944        PRINCIPAL TRUST                                           10.0
            FOR HEALTH BENEFITS
            FOR IND FIELD - RETIRED
            5025 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
 944        THE PRINCIPAL TRUST FOR                                   59.2
            POST- RETIREMENT MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 5039  2-0480
 943        BANKERS TRUST COMPANY                                      5.2
             FBO NQ EXCESS PLAN OF DENKOR
            ATTN: DEBBIE WILLIAMS
             453 7TH ST
             DES MOINES IA 50309-4110
 943        DELAWARE CHARTER GUARANTEE & TRUS                         53.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 943        RELIANCE TRUST CO TTEE                                     7.4
             FBO OLD MUTUAL US LIFE EXCESS PLAN
            ERIC ANDERSON 3384
            PEACHTREE RD NE
            ATLANTA GA 30326-1181
 943        Principal Trust Company                                    5.9
             FBO Exec NQ Excess of Keller Foundation
            Attn: Susan Saggione
            1013 Centre Rd
            Wilmington DE 19805
 941        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 PIF - SMALLCAP GROWTH FUND
 952        DELAWARE CHARTER GUARANTEE & TRUS                         98.1
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 950        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 687        PRINCIPAL LIFE INSURANCE CO                               12.7
             PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810
 687        DELAWARE CHARTER GUARANTEE & TRUS                         87.3
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
 954        SAM BALANCED PORTFOLIO PIF                                32.7
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
             DES MOINES, IA 503920200
 954        SAM CONS GROWTH PORTFOLIO PIF                             36.5
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
            DES MOINES, IA 50392
 954        SAM STRATEGIC GROWTH PORTFOLIO PIF                        24.4
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392
 953        GE CAPITAL REAL ESTATE                                    16.4
            FBO GE CAP REAL ESTATE SAVINGS PLAN
            ATTN NANCY LANHAM
            16479 DALLAS PKWY STE 500
            ADDISON TX  75001-6852
 953        DELAWARE CHARTER GUARANTEE & TRUS                         80.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 951        DCGT as TTEE and/or CUST                                 100.0
             FBO Various Qualified Plans
             ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
 PIF - SMALLCAP S&P 600 INDEX FUND
 962        DELAWARE CHARTER GUARANTEE & TRUS                         10.0
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 962        DELAWARE CHARTER GUARANTEE & TRUS                         85.7
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 960        DELAWARE CHARTER GUARANTEE & TRUS                         10.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 960        DELAWARE CHARTER GUARANTEE & TRUS                         89.7
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 688        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 964        LIFETIME 2010 FUND                                        22.0
            ATTN MUTUAL FUND ACCOUNTING-H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 964        LIFETIME 2020 FUND                                        37.8
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 964        LIFETIME 2040 FUND                                         9.5
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 964        LIFETIME STRATEGIC INCOME FUND                             5.4
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 964        LIFETIME 2030 FUND                                        20.1
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 963        DELAWARE CHARTER GUARANTEE & TRUST                         7.3
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 963        DELAWARE CHARTER GUARANTEE & TRUS                         10.2
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 963        DELAWARE CHARTER GUARANTEE & TRUS                         78.2
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 961        DELAWARE CHARTER GUARANTEE & TRUS                          8.5
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 961        DELAWARE CHARTER GUARANTEE & TRUS                         91.5
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 PIF - SMALLCAP VALUE FUND
 972        DELAWARE CHARTER GUARANTEE & TRUS                          5.4
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 972        DELAWARE CHARTER GUARANTEE & TRUS                         91.8
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392
 970        DELAWARE CHARTER GUARANTEE & TRUS                          8.7
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 970        DELAWARE CHARTER GUARANTEE & TRUS                         91.3
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 689        DELAWARE CHARTER GUARANTEE & TRUS                        100.0
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303
 974        LIFETIME 2010 FUND                                         5.2
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 974        LIFETIME 2020 FUND                                        12.4
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
             DES MOINES, IA 50392-0200
 974        LIFETIME 2030 FUND                                         9.0
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 974        SAM BALANCED PORTFOLIO PIF                                21.7
            ATTN MUTUAL FUND ACCOUNTING -H221
            711 HIGH ST
             DES MOINES, IA 503920200
 974        SAM CONS GROWTH PORTFOLIO PIF                             23.4
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392
 974        SAM STRATEGIC GROWTH PORTFOLIO PIF                        16.0
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
             DES MOINES, IA 50392
 973        DELAWARE CHARTER GUARANTEE & TRUS                         82.0
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 971        DELAWARE CHARTER GUARANTEE & TRUS                         97.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 PIF - ULTRA SHORT BOND FUND
 987        DELAWARE CHARTER GUARANTEE & TRUS                         98.4
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 985        CITIZENS BUSINESS BANK                                     5.8
            FBO AAA ELE MOTOR SALES & SERV INC RETMT SAV
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392
 985        DELAWARE CHARTER GUARANTEE & TRUS                         93.9
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
 989        PRINCIPAL LIFE INSURANCE CO                              100.0
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810
 102        HEATHER M JACOBS                                          11.6
            806 NW LOGAN ST
            ANKENY IA 50023-1720
 102        WELLS FARGO INVESTMENTS LLC                                9.0
            A/C 3943-2331625 MARQUETTE AVE S 13TH FLOOR
            MINNEAPOLIS MN  55402-2308
 102        WELLS FARGO INVESTMENTS LLC A/C 8291-3565                  5.8
            625 MARQUETTE AVE S 13TH FLOOR
             MINNEAPOLIS MN  55402-2308
 990        LIFETIME 2010 FUND                                        40.3
            ATTN MUTUAL FUND ACCOUNTING-H221
            711 HIGH ST
            DES MOINES, IA 50392-0200
 990        LIFETIME STRATEGIC INCOME FUND                            51.7
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200
 990        PRINCIPAL LIFE INSURANCE CO                                7.7
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
 988        DELAWARE CHARTER GUARANTEE & TRUS                         97.4
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392



44                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               45
www.PrincipalFunds.com

46                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               47
www.PrincipalFunds.com

48                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               49
www.PrincipalFunds.com

50                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               51
www.PrincipalFunds.com

52                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               53
www.PrincipalFunds.com

54                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               55
www.PrincipalFunds.com

56                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               57
www.PrincipalFunds.com

58                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               59
www.PrincipalFunds.com

60                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               61
www.PrincipalFunds.com

62                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               63
www.PrincipalFunds.com

64                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               65
www.PrincipalFunds.com

66                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               67
www.PrincipalFunds.com

68                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               69
www.PrincipalFunds.com

70                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               71
www.PrincipalFunds.com

72                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               73
www.PrincipalFunds.com

74                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               75
www.PrincipalFunds.com

76                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               77
www.PrincipalFunds.com

78                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               79
www.PrincipalFunds.com

80                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               81
www.PrincipalFunds.com

82                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               83
www.PrincipalFunds.com

84                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               85
www.PrincipalFunds.com

86                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               87
www.PrincipalFunds.com

88                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               89
www.PrincipalFunds.com

90                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               91
www.PrincipalFunds.com

92                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               93
www.PrincipalFunds.com

94                                               Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                               95
www.PrincipalFunds.com

96                                               Principal Investors Fund
                                                          1-800-222-5852

INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation ("Principal"), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392-2080. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.


Fund(s): Partners LargeCap Value and Partners SmallCap Growth I
Sub-Advisor: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value II Sub-Advisor: American Century Investment Management, Inc. ("American Century")
         was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s): Partners SmallCap Value
Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

Fund(s): MidCap Value
Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value
Sub-Advisor: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

Fund(s): LargeCap Growth, MidCap Growth, and Partners SmallCap Growth III Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Fund(s): Partners SmallCap Value II
Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.
Sub-Advisor: Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management US Group, L.P.
Sub-Advisor: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.


Principal Investors Fund                                               97
www.PrincipalFunds.com

Fund(s): Equity Income I, High Yield II, Income, MidCap Stock, Mortgage
         Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity
Sub-Advisor: Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.)
         ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 1201 Third Avenue, 8th Floor, Seattle, WA 98101.

Fund(s): Partners SmallCap Growth Fund II
Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Sub-Advisor: Essex Investment Management Company, LLC ("Essex") is a
         Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.


Fund(s): Partners LargeCap Blend I and Partners MidCap Value I
Sub-Advisor: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

Fund(s): Partners Global Equity and Partners SmallCap Value I
Sub-Advisor: J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park
         Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s): Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Fund(s): Partners SmallCap Growth III
Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

Fund(s): Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap
         Value I
Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

Fund(s): California Insured Intermediate Municipal, California Municipal and
         Tax-Exempt Bond I
Sub-Advisor: Morgan Stanley Investment Management Inc. d/b/a Van Kampen (''Van
         Kampen''), 1221 Avenue of the Americas, New York, New York 10020, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.


98                                               Principal Investors Fund
                                                          1-800-222-5852

Fund(s): Partners MidCap Value
Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Sub-Advisor: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

Fund(s): Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified
         International, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, and Ultra Short Bond Funds.
Sub-Advisor: Principal Global Investors, LLC ("PGI") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s): High Yield
Sub-Advisor: J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park
         Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.
Sub-Advisor: Lehman Brothers, 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.
Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.

Fund(s): Global REIT and Real Estate Securities
Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

Fund(s): Partners International and Partners MidCap Growth II
Sub-Advisor: Pyramis Global Advisors, LLC (formerly known as Fidelity Management
         & Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82 Devonshire Street, Boston, MA 02109.

Fund(s): Preferred Securities
Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.


Principal Investors Fund                                               99
www.PrincipalFunds.com

Fund(s): Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s): Partners MidCap Growth
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s): Partners LargeCap Value I
Sub-Advisor: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

THE SUB-SUB-ADVISORS
PGI, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by each Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, PGI pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of Principal or PGI is named below, together with the capacities in which such person is affiliated:

 NAME                  OFFICE HELD WITH THE    OFFICE HELD WITH PRINCIPAL/PGI
 ----                  FUND                    ------------------------------
                       --------------------
 Craig L. Bassett      Treasurer               Treasurer (Principal)
                       Executive Vice          Executive Vice President and
 Michael J. Beer       President and Chief     Chief Operating Officer
                       Financial Officer       (Principal)
                       Chief Compliance        Senior Vice President
 David J. Brown        Officer                 (Principal)
                                               Senior Vice President and Chief
 Jill R. Brown         Senior Vice President   Financial Officer (Principal)
                       Director, President     Director and President
 Ralph C. Eucher       and CEO                 (Principal)
 Stephen G. Gallaher   Assistant Counsel       2nd Vice President and Counsel
                       Vice President and      Vice President and Chief
 Ernest H. Gillum      Assistant Secretary     Compliance Officer (Principal)
 Patrick A. Kirchner   Assistant Counsel       Counsel (Principal)
 Sarah J. Pitts        Assistant Counsel       Counsel (Principal)
                       Vice President and      Vice President and Controller
 Layne A. Rasmussen    Controller              (Principal) Mutual Funds
                                               Senior Vice President and
                                               Counsel (Principal); Counsel
 Michael D. Roughton   Counsel                 (PGI)
 Adam U. Shaikh        Assistant Counsel       Counsel (Principal)
 Dan Westholm          Assistant Treasurer     Director - Treasury
                                               Director and Secretary,
 Beth C. Wilson        Secretary               Principal Funds, (Principal)
                       Director and Chairman   Director and Chairman of the
 Larry D. Zimpleman    of the Board            Board (Principal)



100                                              Principal Investors Fund
                                                          1-800-222-5852

CODES OF ETHICS
The Fund, Principal, each of the Sub-Advisors, the Distributor and Princor have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, the Distributor, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

FEES PAID TO THE MANAGER
Principal is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

       Bond & Mortgage
       Securities                0.53%       Partners MidCap Growth      1.00%
       Disciplined LargeCap                  Partners MidCap Growth
       Blend                     0.59%       I                           1.00%
       Diversified                           Partners MidCap Growth
       International             0.90%       II                          1.00%
       Government & High
       Quality Bond              0.40%       Partners MidCap Value       1.00%
       High Quality
       Intermediate-Term Bond    0.40%       Partners MidCap Value I     1.00%
       High Yield                0.65%       Partners SmallCap Blend     1.00%
                                             Partners SmallCap
       Inflation Protection      0.40%       Growth I                    1.10%
       International Emerging                Partners SmallCap
       Markets                   1.35%/(1)/  Growth II                   1.00%
                                             Partners SmallCap
       International Growth      0.99%       Growth III                  1.10%
       LargeCap Growth           0.67%/(2)/  Partners SmallCap Value     1.00%
                                             Partners SmallCap Value
       LargeCap S&P 500 Index    0.15%       I                           1.00%
                                             Partners SmallCap Value
       LargeCap Value            0.45%       II                          1.00%
       MidCap Blend              0.64%       Preferred Securities        0.75%
       MidCap Growth             0.65%       Principal LifeTime 2010   0.1225%
       MidCap S&P 400 Index      0.15%       Principal LifeTime 2020   0.1225%
       MidCap Value              0.65%       Principal LifeTime 2030   0.1225%
       Money Market              0.40%       Principal LifeTime 2040   0.1225%
       Partners Global Equity    0.95%       Principal LifeTime 2050   0.1225%
                                             Principal Lifetime
       Partners International    1.09%       Strategic Income          0.1225%
       Partners LargeCap Blend   0.74%       Real Estate Securities      0.84%
       Partners LargeCap Blend
       I                         0.45%       Short-Term Bond             0.40%
       Partners LargeCap
       Growth I                  0.74%       SmallCap Blend              0.75%
       Partners LargeCap
       Growth II                 0.99%       SmallCap Growth             0.75%
       Partners LargeCap Value   0.77%       SmallCap S&P 600 Index      0.15%
       Partners LargeCap Value
       I                         0.80%       SmallCap Value              0.75%
       Partners LargeCap Value
       II                        0.85%       Ultra Short Bond            0.40%


/ //(1)/ The Fund's management fees have decreased effective October 1, 2006. / //(2)/ The Fund's management fees have increased effective January 16, 2007.


The management fee schedules for the Funds are as follows:

                        FIRST $500  NEXT $500     NEXT $500         OVER $1.5
         FUND            MILLION     MILLION       MILLION           BILLION
         ----            -------     -------       -------           -------
Disciplined LargeCap
Blend                      0.60%       0.58%              0.56%             0.55%
Global REIT                0.90        0.88         0.86              0.85
Government & High
Quality Bond               0.40        0.38               0.36              0.35
High Quality
Intermediate-Term Bond     0.40        0.38               0.36              0.35
High Yield                 0.65        0.63               0.61              0.60
Inflation Protection       0.40        0.38               0.36              0.35
International Emerging
Markets                    1.20        1.18               1.16              1.15
International Growth       1.00        0.98               0.96              0.95
LargeCap S&P 500 Index     0.15        0.15               0.15              0.15
LargeCap Value             0.45        0.43               0.41              0.40
MidCap Blend               0.65        0.63               0.61              0.60
MidCap Growth              0.65        0.63               0.61              0.60
MidCap S&P 400 Index       0.15        0.15               0.15              0.15
MidCap Value               0.65        0.63               0.61              0.60
Partners Global Equity     0.95        0.93               0.91              0.90
Partners International     1.10        1.08               1.06              1.05
Partners LargeCap
Blend                      0.75        0.73               0.71              0.70
Partners LargeCap
Blend I                    0.45        0.43               0.41              0.40
Partners LargeCap
Growth I                   0.75        0.73               0.71              0.70
Partners LargeCap
Growth II                  1.00        0.98               0.96              0.95
Partners LargeCap
Value I                    0.80        0.78               0.76              0.75
Partners LargeCap
Value II                   0.85        0.83               0.81              0.80
Partners MidCap Growth     1.00        0.98               0.96              0.95
Partners MidCap Growth
I                          1.00        0.98               0.96              0.95
Partners MidCap Growth
II                         1.00        0.98               0.96              0.95
Partners MidCap Value      1.00        0.98               0.96              0.95
Partners MidCap Value
I                          1.00        0.98               0.96              0.95
Partners SmallCap
Blend                      1.00        0.98               0.96              0.95
Partners SmallCap
Growth I                   1.10        1.08               1.06              1.05
Partners SmallCap
Growth II                  1.00        0.98               0.96              0.95
Partners SmallCap
Growth III                 1.10        1.08               1.06              1.05
Partners SmallCap
Value                      1.00        0.98               0.96              0.95
Partners SmallCap
Value I                    1.00        0.98               0.96              0.95
Partners SmallCap
Value II                   1.00        0.98               0.96              0.95
Preferred Securities       0.75        0.73               0.71              0.70
Principal LifeTime
2010                     0.1225      0.1225             0.1225            0.1225
Principal LifeTime
2020                     0.1225      0.1225             0.1225            0.1225
Principal LifeTime
2030                     0.1225      0.1225             0.1225            0.1225
Principal LifeTime
2040                     0.1225      0.1225             0.1225            0.1225
Principal LifeTime
2050                     0.1225      0.1225             0.1225            0.1225
Principal LifeTime
Strategic Income         0.1225      0.1225             0.1225            0.1225
Real Estate Securities     0.85        0.83               0.81              0.80
Short-Term Bond            0.40        0.38               0.36              0.35
SmallCap Blend             0.75        0.73               0.71              0.70
SmallCap Growth            0.75        0.73               0.71              0.70
SmallCap S&P 600 Index     0.15        0.15               0.15              0.15
SmallCap Value             0.75        0.73               0.71              0.70
Tax-Exempt Bond I          0.50        0.48               0.46              0.45
Ultra Short Bond           0.40        0.39               0.38              0.37




Principal Investors Fund                                              101
www.PrincipalFunds.com

                        FIRST $500  NEXT $500  NEXT $500  NEXT $500  NEXT $1   OVER $3
         FUND            MILLION     MILLION    MILLION    MILLION   BILLION   BILLION
         ----            -------     -------    -------    -------   -------   -------
Bond & Mortgage
Securities                0.55%       0.53%      0.51%      0.50%     0.48%     0.45%
Diversified
International             0.90        0.88       0.86       0.85      0.83      0.80
Money Market              0.40        0.39       0.38       0.37      0.36      0.35
Partners LargeCap
Value                     0.80                   0.76       0.75      0.73      0.70


                             FIRST $500  NEXT $500  NEXT $1  NEXT $1   OVER $3
           FUND               MILLION     MILLION   BILLION  BILLION   BILLION
           ----               -------     -------   -------  -------   -------
LargeCap Growth                0.68%       0.65%     0.62%    0.58%     0.55%


            FUND                FIRST $1.0 BILLION        OVER $1.0 BILLION
            ----                ------------------        -----------------
California Insured
Intermediate Municipal                0.50%                     0.45%
California Municipal                  0.50                      0.45


                                 FIRST $250      NEXT $250        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Equity Income I                    0.60%           0.55%            0.50%




102                                              Principal Investors Fund
                                                          1-800-222-5852

            FUND                FIRST $250 MILLION        OVER $250 MILLION
            ----                ------------------        -----------------
High Yield II                         0.625%                   0.500%


            FUND                 FIRST $2 BILLION          OVER $2 BILLION
            ----                 ----------------          ---------------
Income                                0.50%                     0.45%
Mortgage Securities                   0.50%                     0.45%


                                FIRST $1    NEXT $1     NEXT $1      OVER $3
            FUND                BILLION     BILLION     BILLION      BILLION
            ----                -------     -------     -------      -------
MidCap Stock                     0.75%       0.70%       0.65%        0.60%


                                 FIRST $200      NEXT $300        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Short-Term Income                  0.50%           0.45%            0.40%


                                FIRST $500        NEXT $500         OVER $1
            FUND                  MILLION          MILLION          BILLION
            ----                  -------          -------          -------
West Coast Equity                 0.625%           0.500%           0.375%


                        FIRST $500  NEXT $500  NEXT $1  NEXT $1  NEXT $1  NEXT $1   OVER $5
         FUND            MILLION     MILLION   BILLION  BILLION  BILLION  BILLION   BILLION
         ----            -------     -------   -------  -------  -------  -------   -------
SAM Balanced Portfolio
*                         0.55%       0.50%     0.45%    0.40%    0.35%    0.30%     0.25%
SAM Conservative
Balanced Portfolio *      0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Conservative
Growth Portfolio *        0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Flexible Income
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Strategic Growth
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
* Breakpoints based on aggregate SAM Portfolio net assets



Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with the Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Principal is also responsible for providing portfolio accounting services to each of the Funds, without charge, pursuant to the Management Agreement. However, Principal is obligated to pay certain operating expenses with respect to the Equity Income I, LargeCap Growth, Disciplined LargeCap Blend, Diversified International, Global REIT, Money Market, Real Estate Securities, SmallCap Growth, SmallCap Value, and Tax-Exempt Bond I Funds, pursuant to a Portfolio Accounting Services Agreement. That agreement will terminate effective March 1, 2008, at which time the services will be provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

                                                                    INSTITUTIONAL
                        CLASS A  CLASS B    CLASS C    CLASS J          CLASS          EXPIRATION
                        -------  -------    -------    -------      -------------      ----------
 Bond & Mortgage
 Securities              0.94       1.60      1.75**      N/A                    N/A    06/30/2009
 California Insured
 Intermediate
 Municipal               0.86       1.62      1.62        N/A                    N/A    02/28/2008
 California Municipal    0.83       1.59      1.59        N/A                    N/A    02/28/2008
 Disciplined LargeCap
 Blend                   0.88       1.91      1.82        N/A                    N/A    02/28/2008
 Diversified
 International           1.29       2.30      2.08       1.59                   0.90    02/28/2008
 Equity Income I         0.87       1.73      1.65        N/A                    N/A    02/28/2008
 Gobal REIT                                                                             02/28/2009
 Government Securities
 & High Quality Bond      N/A        N/A      1.65        N/A                    N/A    02/28/2008
 High Quality
 Intermediate-Term
 Bond                     N/A        N/A       N/A       1.35                    N/A    02/28/2008
 High Yield II           0.90       1.66      1.65        N/A                    N/A    02/28/2008
 Income                  0.90       1.64      1.65        N/A                    N/A    02/28/2008
 Inflation Protection
 Fund                    0.90*       N/A      1.65       1.15                    N/A    02/28/2008
 International
 Emerging Markets         N/A        N/A      2.80        N/A                    N/A    02/28/2008
 International Growth                                                                   02/29/2009
 LargeCap Growth         1.28       2.26      2.03        N/A                    N/A    02/28/2008
 LargeCap S&P 500
 Index                    N/A        N/A      1.30        N/A                    N/A    02/28/2008
 LargeCap Value           N/A        N/A      1.70        N/A                    N/A    02/28/2008
 MidCap Blend            1.02       1.32      1.95**      N/A                    N/A    06/30/2008
 MidCap Stock            1.10       2.06      1.95        N/A                    N/A    02/28/2008
 Money Market            0.64       1.74      1.79        N/A                    N/A    02/28/2008
 Mortgage Securities     0.91       1.65      1.63        N/A                    N/A    02/28/2008
 Partners LargeCap
 Blend                    N/A        N/A      2.20        N/A                    N/A    02/28/2008
 Partners LargeCap
 Blend I                  N/A        N/A      1.90        N/A                    N/A    02/28/2008
 Partners LargeCap
 Growth I                 N/A        N/A      2.20        N/A                    N/A    02/28/2008
 Partners LargeCap
 Growth II               1.70        N/A      2.45       1.75                    N/A    02/28/2008
 Partners LargeCap
 Value                    N/A        N/A      2.25        N/A                    N/A    02/28/2008
 Partners MidCap
 Growth                  1.75       2.50      2.50**      N/A                    N/A    06/30/2008
 Partners MidCap
 Growth I                1.75        N/A      2.50        N/A                    N/A    02/28/2008
 Partners MidCap Value   1.75       2.50      2.50        N/A                    N/A    02/28/2008
 Partners SmallCap
 Growth I                 N/A        N/A       N/A       2.05                    N/A    02/28/2008
 Partners SmallCap
 Growth II               1.95       2.70      2.70**     2.05**                  N/A    06/30/2008
 Partners SmallCap
 Value                    N/A        N/A       N/A       1.95                    N/A    02/28/2008
 Preferred Securities    1.00*       N/A      1.75       1.60                    N/A    02/28/2008
 Principal LifeTime
 2010                    0.50*       N/A      1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2020                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2030                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2040                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2050                    0.50*      1.25*     1.25       0.75                    N/A    02/28/2008
 Principal LifeTime
 Strategic Income        0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Real Estate
 Securities              1.28       2.08      1.98        N/A                    N/A    02/28/2008
 Short-Term Bond          N/A        N/A      1.70        N/A                    N/A    02/28/2008
 SAM Balanced            0.66       1.43      1.42       0.95                    N/A    02/28/2008
 SAM Conservative
 Balanced                0.68       1.45      1.43       0.95                    N/A    02/28/2008
 SAM Conservative
 Growth                  0.68       1.45      1.44       0.95                    N/A    02/28/2008
 SAM Flexible Income     0.67       1.44      1.43       0.95                    N/A    02/28/2008
 SAM Strategic Growth    0.70       1.47      1.46       0.95                    N/A    02/28/2008
 Short-Term Income       0.95        N/A      1.67        N/A                    N/A    02/28/2008
 SmallCap Blend           N/A        N/A      2.20        N/A                    N/A    02/28/2008
 SmallCap Growth         1.42       2.57      2.21       1.50                   0.75    02/28/2008
 SmallCap Value          1.35       2.29      2.08       1.47                   0.75    02/28/2008
 Tax-Exempt Bond I       0.76       1.15      1.65**      N/A                    N/A    06/30/2008
 Ultra Short Bond        0.75*       N/A      1.50       1.20                    N/A    02/28/2008
 West Coast Equity       0.86       1.78      1.70        N/A                    N/A    02/28/2008
///* /Effective: March 1, 2006
**
 Expiration: February
 28, 2008




Principal Investors Fund                                              103
www.PrincipalFunds.com

                                     ADVISORS                                 ADVISORS
                                    PREFERRED                PREFERRED         SELECT   SELECT      ADVISORS
                                      CLASS                    CLASS           CLASS     CLASS   SIGNATURE CLASS   EXPIRATION
                                    ---------                ---------        --------  ------   ---------------   ----------
 Diversified International                       1.47%                 1.16%   1.65%     1.28%        1.78%         02/28/2008
 SmallCap Growth                                 1.32                  1.01    1.50      1.13         1.63          02/28/2008
 SmallCap Value                                  1.32                  1.01    1.50      1.13         1.63          02/28/2008




104                                              Principal Investors Fund
                                                          1-800-222-5852

Fees paid for investment management services during the periods indicated were as follows:

                             MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                             --------------
 FUND                        2006           2005                 2004
 ----                        ----           ----                 ----
 Bond & Mortgage
 Securities              $ 8,920,241     $ 5,132,094          $ 2,688,040
 California Insured
 Intermediate Municipal      604,603         702,877              811,881
 California Municipal      2,007,196       2,102,225            2,357,821
 Disciplined LargeCap
 Blend                     5,236,138       2,484,913              153,994
 Diversified
 International             5,968,204       2,283,907              745,729
 Equity Income Fund I     16,718,327      10,506,944            6,494,421
 Government & High
 Quality Bond              1,617,006         916,595              438,596
 High Quality
 Intermediate-Term Bond      496,920         370,871              240,603
 High Yield                  544,912        245,108/(//1//)/
 High Yield II             4,845,844       4,227,833            3,656,109
 Income                    6,152,234       5,931,217            5,564,174
 Inflation Protection        375,925        152,501/(//1//)/
 International Emerging
 Markets                   2,932,054       1,077,236              357,526
 International Growth      9,966,850       5,444,797            3,091,203
 LargeCap Growth           4,310,950       1,766,507              604,743
 LargeCap S&P 500 Index    1,241,257         948,572              899,740
 LargeCap Value            2,852,897       1,282,322              460,338
 MidCap Blend              4,990,756       2,079,396              452,794
 MidCap Growth               175,119         124,298              130,927
 MidCap S&P 400 Index        208,057         120,885               74,404
 MidCap Stock              6,864,331       6,140,244            4,418,962
 MidCap Value                850,777         654,579              427,898
 Money Market              2,597,951       1,601,301              715,144
 Mortgage Securities       8,890,316       8,599,051            6,850,427
 Partners Global Equity      198,582         69,130/(//2//)/
 Partners International    7,962,057       4,289,099             835,381/(//3//)/
 Partners LargeCap
 Blend                     6,463,592       5,180,187            3,816,625
 Partners LargeCap
 Blend I                     957,510         408,998              129,570
 Partners LargeCap
 Growth I                  7,298,420       6,070,305            5,138,429
 Partners LargeCap
 Growth II                 8,533,285       5,283,105            1,399,401
 Partners LargeCap
 Value                    16,314,826      12,192,603            9,526,884
 Partners LargeCap
 Value I                   3,271,462       1,151,198              17,053/(//4//)/
 Partners LargeCap
 Value II                  1,812,059        896,443/(//1//)/
 Partners MidCap Growth    4,510,813       1,615,525              366,292
 Partners MidCap Growth
 I                         2,749,755       2,011,387             639,467/(//3//)/
 Partners MidCap Growth
 II                        5,490,302      2,330,011/(//1//)/
 Partners MidCap Value     6,294,150       4,369,396            1,797,583
 Partners MidCap Value
 I                         6,350,949       4,266,927           1,248,775/(//3//)/
 Partners SmallCap
 Blend                     2,430,278       2,040,434              815,310
 Partners SmallCap
 Growth I                  1,302,665       1,142,276              886,227
 Partners SmallCap
 Growth II                 5,835,968       3,800,328            2,462,995
 Partners SmallCap
 Growth III                2,123,142         763,865              21,005/(//4//)/
 Partners SmallCap
 Value                     3,084,714       3,094,810            2,420,186
 Partners SmallCap
 Value I                   3,376,783       1,934,248              878,429
 Partners SmallCap
 Value II                  3,353,323       1,471,842               84,203
 Preferred Securities      3,696,031       2,067,479            1,282,198
 Principal LifeTime
 2010                      1,004,036         549,232              281,820
 Principal LifeTime
 2020                      1,780,906         860,943              403,222
 Principal LifeTime
 2030                      1,468,816         727,582              384,217
 Principal LifeTime
 2040                        648,933         292,998              127,700
 Principal LifeTime
 2050                        303,710         131,676               63,674
 Principal LifeTime
 Strategic Income            419,143         264,658              114,614
 Real Estate Securities    8,663,199       4,924,525            2,459,268
 SAM Balanced Portfolio   14,338,795      22,943,464           17,411,691
 SAM Conservative
 Balanced Portfolio        2,021,150       3,473,818            2,416,230
 SAM Conservative
 Growth Portfolio         11,566,375      18,481,899           13,878,166
 SAM Flexible Income
 Portfolio                 2,936,668       6,144,510            5,205,986
 SAM Strategic Growth
 Portfolio                 6,956,462      11,039,655            8,045,722
 Short-Term Bond             792,753         393,548              199,011
 Short-Term Income         1,247,103       1,318,161            1,297,592
 SmallCap Blend            2,375,684       1,293,621              640,271
 SmallCap Growth             298,481         220,898              187,554
 SmallCap S&P 600 Index      510,394         310,146              139,801
 SmallCap Value            1,236,949         654,297              328,987
 Tax-Exempt Bond I           991,921       1,085,937            1,200,519
 Ultra Short Bond            856,494         324,495              333,736
 West Coast Equity         8,647,482       7,293,109            6,264,888




Principal Investors Fund                                              105
www.PrincipalFunds.com

/ //(//1//)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from March 1, 2005 (date operations commenced) through
 October 31, 2005.
/ //(//3//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//4//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL GLOBAL INVESTORS, LLC ("PGI") SERVES AS SUB-ADVISOR .. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
.. Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and .. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account.
The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by PGI and .. (b) Principal Life sponsored mutual fund sub-advised by PGI.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                            PGI SUB-ADVISED FUNDS
                                                 TABLE A
                                         NET ASSET VALUE OF FUND
                             ------------------------------------------------
                                FIRST        NEXT        NEXT         OVER
 FUND                         $5 BILLION  $1 BILLION  $4 BILLION   $10 BILLION
 ----                        -----------  ----------  ----------   -----------
 Bond & Mortgage
 Securities, Government &
 High Quality Bond,
 Quality Intermediate-Term
 Bond, Inflation
 Protection, Short-Term
 Bond, and Ultra Short Bond    0.1126%     0.0979%     0.0930%       0.0881%


                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, and LargeCap Value     0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%
 Diversified International
 and International Growth      0.3427        0.2741        0.1958         0.1566        0.1175        0.0979         0.0783




106                                              Principal Investors Fund
                                                          1-800-222-5852

                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend and
 MidCap Value (PGI)      0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value          0.4699            0.3524           0.2643            0.2448            0.2154                    0.1762
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend and         0.0783%
 MidCap Value (PGI)
 SmallCap Blend,          0.1175
 SmallCap Growth and
 SmallCap Value


                                                        TABLE C
 FUND                                     SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                                     -------------------
 International
 Emerging Markets                                              0.4895%
 LargeCap S&P 500
 Index                                                         0.0147
 MidCap S&P 400 Index                                          0.0147
 Money Market                                                  0.0734
 Principal LifeTime 2010, 2020, 2030, 2040, 2050 and
 Strategic Income Funds                                        0.0416
 SmallCap S&P 600
 Index                                                         0.0147




FUNDS FOR WHICH EDGE ASSET MANAGEMENT, INC. (FORMERLY KNOWN AS WM ADVISORS,

INC.) ("EDGE") SERVES AS SUB-ADVISOR . Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.


In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.


In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

                           EDGE SUB-ADVISED FUNDS
                                                 TABLE A
                                         NET ASSET VALUE OF FUND
                             ------------------------------------------------
                                FIRST        NEXT        NEXT         OVER
 FUND                         $5 BILLION  $1 BILLION  $4 BILLION   $10 BILLION
 ----                        -----------  ----------  ----------   -----------
 Income, Mortgage
 Securities and Short-Term
 Income                        0.1126%     0.0979%     0.0930%       0.0881%


                                                               TABLE B
                                                       NET ASSET VALUE OF FUND
                  -------------------------------------------------------------------------------------------------
                     FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND              $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----             ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Equity Income I    0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%




Principal Investors Fund                                              107
www.PrincipalFunds.com

                         FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                      $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                      -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Stock and
 West Coast Equity    0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
                           OVER
                       $1.5 BILLION
                       ------------
 MidCap Stock and      0.0783%
 West Coast Equity



                                                 TABLE C
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 High Yield II                                   0.2643%
 SAM Balanced
 Portfolio                                       0.0416%
 SAM Conservative
 Balanced Portfolio                              0.0416
 SAM Conservative
 Growth Portfolio                                0.0416
 SAM Flexible Income
 Portfolio                                       0.0416
 SAM Strategic Growth Portfolio                  0.0416



ALL OTHER FUNDS.

In calculating the fee for each Fund each Sub-Advisor, except J.P. Morgan and Lehman Brothers, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

            FUND                FIRST $1.2 BILLION        OVER $1.2 BILLION
            ----                ------------------        -----------------
California Insured
Intermediate Municipal *              0.15%                    0.125%
California Municipal *                0.15                     0.125
Tax-Exempt Bond I *                   0.15                     0.125


/ //* /Breakpoints are based on aggregate net assets of the California Insured
 Intermediate Municipal, California Municipal, and Tax-Exempt Bond I Funds.

                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield
 (J.P. Morgan, Lehman Brothers, and Post)                       0.30%
 Partners LargeCap Growth Fund II (BNY)                         0.15
 Partners LargeCap Value Fund (BNY)                             0.15
 Partners MidCap Growth and Partners SmallCap Value II
 (DFA)                                                          0.50
 Partners SmallCap Growth Fund III (CCI)                        0.50


                                                                  NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------------------------------------
                           FIRST         NEXT          NEXT           NEXT           NEXT          NEXT          NEXT
 FUND                    $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION  $500 MILLION
 ----                   ------------  -----------  -------------  -------------  ------------  ------------  ------------
 LargeCap Growth (CCI)    0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%       0.0587%


                            NEXT           OVER
 FUND                    $2.5 BILLION  $4.5 BILLION
 ----                   -------------  ------------
 LargeCap Growth (CCI)     0.2448%       0.1664%


                                                             NET ASSET VALUE OF FUND
                             ---------------------------------------------------------------------------------------
                                  FIRST             NEXT              NEXT              NEXT               OVER
 FUND                          $25 MILLION       $75 MILLION      $100 MILLION      $100 MILLION       $300 MILLION
 ----                          -----------       -----------      ------------      ------------       ------------
 MidCap Growth (CCI)           0.3916%           0.3133%          0.2643%           0.2252%                    0.3427%


                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value (BHMS)       0.80%         0.60%        0.50%        0.40%         0.35%




108                                              Principal Investors Fund
                                                          1-800-222-5852

                                                                   NET ASSET VALUE OF FUND
                                          FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                                   $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                                  ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity (J.P. Morgan)     0.55%         0.45%         0.40%         0.35%         0.30%         0.25%


                                                              NET ASSET VALUE OF FUND
                                    ----------------------------------------------------------------------------
                                       FIRST          NEXT          NEXT          NEXT               OVER
 FUND                                $50 MILLION  $200 MILLION  $350 MILLION  $400 MILLION        $1 BILLION
 ----                               ------------  ------------  ------------  ------------        ----------
 Partners LargeCap Blend (T. Rowe)     0.40%         0.35%         0.30%         0.275%      0.275% on all assets


                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International (Fidelity)      0.45%         0.40%          0.35%


                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I (GSAM)         0.15%        0.12%         0.10%


                                                                          NET ASSET VALUE OF FUND
                                               ------------------------------------------------------------------------------
                                                      FIRST                  NEXT              NEXT               OVER
 FUND                                              $250 MILLION          $250 MILLION      $500 MILLION        $1 BILLION
 ----                                              ------------          ------------      ------------  --------------------
 Partners LargeCap Growth I (T. Rowe)                 0.400%                0.375%            0.350%     0.350 % on all assets
 The Sub-Advisory Fees on all assets through the period ending July 31, 2007 is 0.350%.


                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $200 MILLION  $500 MILLION   $750 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Growth II
 (American Century)        0.45%         0.40%         0.35%          0.30%

                                                              NET ASSET VALUE OF FUND
                            -------------------------------------------------------------------------------------------
                               FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                        $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                       ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value
 (Bernstein)                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%

                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I (UBS)             0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%



                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II
 (American Century)         0.40%         0.35%         0.30%          0.28%


                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I (Mellon Equity)             0.40%          0.35%




Principal Investors Fund                                              109
www.PrincipalFunds.com

                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II
 (Fidelity)                             0.45%         0.40%          0.35%


                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value
 (Neuberger Berman)        0.500%         0.475%        0.450%        0.425%         0.400%


                                                   NET ASSET VALUE OF FUND
                                                 ----------------------------
                                                     FIRST           OVER
 FUND                                             $100 MILLION    $100 MILLION
 ----                                            -------------   -------------
 Partners MidCap Value (Jacobs Levy)                 0.65%           0.50%


                                                                  NET ASSET VALUE OF FUND
                        ----------------------------------------------------------------------------------------------
                                FIRST                           NEXT                        NEXT            NEXT
 FUND                         $25 MILLION                    $25 MILLION                $75 MILLION     $225 MILLION
 ----                        ------------                    -----------                -----------     ------------
 Partners MidCap Value
 I (GSAM)                       0.60%                           0.55%                      0.50%            0.45%
                                      If assets exceed $75  million, the fee on the first $50 million will be 0.50%
 Partners MidCap Value
 I (LA Capital)                         0.30 % for all assets managed


                              OVER
 FUND                     $350 MILLION
 ----                     ------------
 Partners MidCap Value        0.40%
 I (GSAM)

 Partners MidCap Value
 I (LA Capital)


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend (Mellon
 Equity),
 Partners SmallCap Value I (Mellon
 Equity and J.P. Morgan), and
 Partners SmallCap Value (Ark and
 LA Capital)                            0.50%         0.45%          0.35%


                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                         FIRST         NEXT           OVER
 FUND                                  $25 MILLION  $75 MILLION   $100 MILLION
 ----                                 ------------  -----------   ------------
 Partners SmallCap Growth I
 (AllianceBernstein)                     0.65%         0.60%         0.55%


                                             NET ASSET VALUE OF FUND
                                     -------------------------------------
                                       FIRST      NEXT      NEXT       OVER
                                        $50       $50       $50     $150 MILLIO
                                     MILLI ON   MILLI ON  MILLI ON  -----N-----
 FUND                                --------   --------  --------       -
 ----
 Partners SmallCap Growth II
 (Essex)                               0.70%     0.60%     0.55%       0.50%

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                 $50 MILLION  $250 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Growth II (UBS)      0.60%         0.55%          0.45%


                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                           FIRST         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $40 MILLION  $150 MILLION   $200 MILLION
 ----                   ------------  -----------  ------------   ------------
 Partners SmallCap
 Growth II (Emerald)       0.75%         0.60%        0.50%          0.45%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III
 (Mazama)                               0.60%         0.55%          0.50%




110                                              Principal Investors Fund
                                                          1-800-222-5852

                                             NET ASSET VALUE OF FUND
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II
 (Vaughan Nelson)                       0.50%         0.45%          0.35%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities (Spectrum)        0.35%         0.30%          0.20%


                                              NET ASSET VALUE OF FUND
                                         FIRST         NEXT           OVER
 FUND                                  $1 BILLION  $500 MILLION   $1.5 BILLION
 ----                                  ----------  ------------   ------------
 Real Estate Securities
 (Principal-REI)                        0.4895%      0.4405%        0.3916%
 Global REIT (Principal-REI)             0.54%         0.48%         0.44%



Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
Principal has entered into a Cash Management Sub-Advisory Agreement with PGI pursuant to which PGI agrees to perform all of the cash management investment advisory responsibilities of Principal for each Fund that is sub-advised by either Principal - REI or Spectrum. Principal pays PGI an amount representing PGI's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                               SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                               ---------------------------------------------
 FUND                              2006           2005            2004
 ----                              ----           ----            ----
 Bond & Mortgage Securities      1,712,597        965,821         489,690
 Disciplined LargeCap Blend      1,247,567        737,975          26,676
 Diversified International         622,876        253,035          87,311
 Government & High Quality
 Bond                              418,729        237,361         112,697
 High Quality
 Intermediate-Term Bond            126,870         95,143          58,966
 High Yield                        228,513         97,221
 Inflation Protection               94,517         37,515
 International Emerging
 Markets                         1,040,321        381,019         126,291
 International Growth              934,458        540,383         402,164
 LargeCap Growth                   910,195        420,546         125,152
 LargeCap S&P 500 Index            120,173         92,098          88,110
 LargeCap Value                    845,837        388,294         124,547
 MidCap Blend                    1,217,850        456,095          92,119
 MidCap Growth                      77,350         57,498          51,963
 MidCap S&P 400 Index               20,069         11,626           7,201
 MidCap Value                      181,525        238,799         115,018
 Money Market                      474,127        285,990         129,565
 Partners Global Equity            115,012         40,028
 Partners International          3,028,429      1,683,058        342,873/(//1//)/
 Partners LargeCap Blend         2,343,882      2,074,683       1,525,528
 Partners LargeCap Blend I         326,871        140,842          41,827
 Partners LargeCap Growth I      3,320,216      2,759,550       1,755,858
 Partners LargeCap Growth II     3,089,166      2,085,021         698,830
 Partners LargeCap Value         4,427,904      3,325,819       2,604,172
 Partners LargeCap Value I       1,039,956        438,232         12,829/(//2//)/
 Partners LargeCap Value II        846,452        421,955
 Partners MidCap Growth          2,255,911        808,179         183,597
 Partners MidCap Growth I          982,450        723,574        235,545/(//1//)/
 Partners MidCap Growth II       2,299,413      1,004,994
 Partners MidCap Value           2,986,157      2,029,861         876,162
 Partners MidCap Value I         2,683,182      1,934,024        597,749/(//1//)/
 Partners SmallCap Blend         1,143,682        968,804         396,780
 Partners SmallCap Growth I        712,663        623,616         451,286
 Partners SmallCap Growth II     3,127,955      2,078,467       1,362,138
 Partners SmallCap Growth III    1,136,567        416,901         11,486/(//2//)/
 Partners SmallCap Value         1,488,149      1,477,171       1,143,107
 Partners SmallCap Value I       1,603,978        923,990         439,225
 Partners  SmallCap Value II     1,677,320        736,338         42,228/(//2//)/
 Preferred Securities            1,647,396        922,498        383,753/(//1//)/
 Principal LifeTime 2010           331,946        181,571          93,337
 Principal LifeTime 2020           587,353        283,309         133,052
 Principal LifeTime 2030           483,901        240,712         128,111
 Principal LifeTime 2040           213,323         96,223          41,962
 Principal LifeTime 2050            99,932         43,085          21,103
 Principal Lifetime Strategic
 Income                            138,995         86,547          37,851
 Real Estate Securities          4,887,334      3,046,527       1,554,098
 Short-Term Bond                   203,094        101,559          45,853
 SmallCap Blend                    589,799        325,799         180,544
 SmallCap Growth                   113,703         83,660          66,935
 SmallCap S&P 600 Index             49,532         29,737          13,404
 SmallCap Value                    445,699        247,839         121,251
 Ultra Short Bond                  213,841         69,929         132,079



Principal Investors Fund                                              111
www.PrincipalFunds.com

/ //(//1//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//2//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

                                            UNDERWRITING FEES
                                      FOR PERIODS ENDED OCTOBER 31,
                              -------------------------------------------
 FUND                             2006            2005             2004
 ----                             ----            ----             ----
 Bond & Mortgage Securities       544,445         294,296           99,544
 California Insured
 Intermediate Municipal           281,402*        367,154          611,099
 California Municipal           1,129,981*        901,145          921,812
 Disciplined LargeCap Blend       223,515         77,696/(//3//)
 Diversified International        937,475         286,335            27,421
 Equity Income I               11,764,838*      6,134,650         2,280,127
 Government & High Quality
 Bond                             453,416         214,484            74,082
 High Quality
 Intermediate-Term Bond             9,778           8,681            13,111
 High Yield II                  2,226,864*        757,240         1,033,077
 Income                           965,734*      1,055,320         1,324,591
 Inflation Protection              35,118         22,590/(1)/
 International Emerging
 Markets                          518,896         127,886            14,286
 International Growth              20,174          18,248             6,688
 LargeCap Growth                  641,437         199,805             8,420
 LargeCap S&P 500 Index           172,283         152,974           133,840
 LargeCap Value                   460,660         190,577             9,935
 MidCap Blend                   1,172,355         438,134            39,839
 MidCap Growth                      5,068           8,293             6,902
 MidCap S&P 400 Index               7,604           5,459             6,318
 MidCap Stock                     716,954*        300,926           212,517
 MidCap Value                      31,990          35,082            39,869
 Money Market                     116,457          78,061            87,923
 Mortgage Securities              379,545         529,816           969,521
 Partners LargeCap Blend          439,982         181,269            22,210
 Partners LargeCap Blend I        289,745         108,625             9,048
 Partners LargeCap Growth I       250,861          84,307             8,759
 Partners LargeCap Growth II       17,152           9,534             2,938
 Partners LargeCap Value          376,080         175,752            23,263
 Partners MidCap Growth           179,635          56,596             8,550
 Partners MidCap Growth I          29,443          2,207/(//4//)/
 Partners MidCap Value            155,973          65,667            13,833
 Partners SmallCap Growth I         1,690           3,248             9,033
 Partners SmallCap Growth II      165,540          54,077             3,023
 Partners SmallCap Value            2,698             819             1,347
 Preferred Securities              81,954          40,193            4,023/(//2//)/
 Principal LifeTime 2010          367,836          38,655             39,613
 Principal LifeTime 2020          656,684         115,301             79,585
 Principal LifeTime 2030          618,088         178,579             65,709
 Principal LifeTime 2040          373,419         171,240             20,441
 Principal LifeTime 2050          195,103          82,520              2,495
 Principal Lifetime
 Strategic Income                 102,422          15,703             14,534
 Real Estate Securities           608,032         214,854             39,498
 SAM Balanced Portfolio        15,166,207      20,947,741         22,083,985
 SAM Conservative Balanced
 Portfolio                      2,047,872       3,557,387          3,735,119
 SAM Conservative Growth
 Portfolio                      9,433,707      13,457,799         15,528,793
 SAM Flexible Income
 Portfolio                      3,407,634       4,723,154          5,253,693
 SAM Strategic Growth
 Portfolio                      6,269,066       8,144,915          8,955,726
 Short-Term Bond                   93,242          73,893             46,790
 Short-Term Income                144,241         169,386            421,749
 SmallCap Blend                   388,415         148,121             45,328
 SmallCap Growth                    7,415          12,788             17,309
 SmallCap S&P 600 Index            28,212          25,294             11,488
 SmallCap Value                   150,529          42,446             11,318
 Tax-Exempt Bond I                304,831         334,011            389,395
 Ultra Short Bond                  19,139          18,943             39,771*
 West Coast Equity              3,778,504       2,385,809          2,056,344




112                                              Principal Investors Fund
                                                          1-800-222-5852

/ //(1)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//3//)/ Period from June 28, 2005 (date operations commenced for Class A and Class B shares) through October 31, 2005.
/ //(//4//)/ Period from June 28, 2005 (date operations commenced for Class A shares) through October 31, 2005.

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A, Class B, and Class C shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus.


Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 16, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

                                                                       ACCOUNTS INCLUDED IN
                                                                     CERTAIN SPONSORED PLANS
                                                                   ESTABLISHED AFTER 02/01/1998
YEARS SINCE PURCHASE PAYMENTS MADE  CDSC AS A % OF DOLLAR AMOUNT      AND BEFORE 03/01/2002
----------------------------------  ----------------------------      ---------------------
 2 years or less                               4.00%                          3.00%
 more than 2 years, up to 4 years              3.00                           2.00
 more than 4 years, up to 5 years              2.00                           1.00
 more than 5 years, up to 6 years              1.00                           None
 more than 6 years                              None                          None



Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.


Principal Investors Fund                                              113
www.PrincipalFunds.com

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:
  . that were purchased pursuant to the Small Amount Force Out ("SAFO") program; . shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
  . shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
  . shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
  . shares redeemed to pay retirement plan fees;
  . shares redeemed involuntarily from small balance accounts (values of less than $300);
  . shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
  . shares redeemed from a retirement plan to assure the plan complies with
    Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
  . shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select, and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes are subject to asset based charges (described below).


Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares are absorbed by Principal. Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
----------------------------------
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries, .. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class, 0.25% of the average daily net assets of the Advisors Signature Class, 0.17% of the average daily net assets of the Advisors Preferred Class, and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
---------------------------------------------
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;


114                                              Principal Investors Fund
                                                          1-800-222-5852

.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class, 0.28% of the average daily net assets of the Advisors Signature Class, 0.15% of the average daily net assets of the Advisors Preferred Class, 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).


Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.


Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B, C, and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


Payments under the 12b-1 plans will normally be made for funds that are closed to new investors.


The Plans provide that each Fund makes payments to the Fund's Distributor (in the case of Class A, Class B, and Class C shares) or Princor (in the case of Class J shares, Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes) from assets of each share class that has a Plan to compensate the Distributor or Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

.. formulation and implementation of marketing and promotional activities;
.. preparation, printing, and distribution of sales literature;
.. preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as the Distributor or Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing, and support with respect to the sale of Shares.

The Fund pays the Distributor or Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:


Principal Investors Fund                                              115
www.PrincipalFunds.com

                                                                MAXIMUM
                                                              ANNUALIZED
                     SHARE CLASS                               12B-1 FEE
                     -----------                              ----------
Advisors Signature                                               0.35%
Advisors Select                                                  0.30%
Advisors Preferred                                               0.25%
Class A shares (except Short-Term Bond, LargeCap S&P
500 Index, Money Market, and Ultra Short) /(1)/                  0.25%
Class A shares of Short-Term Bond, LargeCap S&P 500
Index, and Ultra Short                                           0.15%
Class B shares /(1)/                                             1.00%
Class C shares/(//1//)/                                          1.00%
Class J shares (except Money Market and SmallCap
Blend) /(1)/                                                     0.50%
Class J shares of Money Market /(1)/                             0.25%
Class J shares of SmallCap Blend
Select                                                           0.10%
///(//1//)/
 The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B or C shares, as does Princor with regard to Class J shares



The Distributor or Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, the Distributor and Princor make payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class, or Preferred Class shares.


At least quarterly, the Distributor and Princor provide to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor or Princor, each of which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.


Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, and
------------------------------------------------------------------------------
Class J shares only)
--------------------
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, and Class J shares. Principal provides these services to the Institutional Class shares without charge. With respect to each of the Class A, B, C and J shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:
.. issuance, transfer, conversion, cancellation, and registry of ownership of
  Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.


116                                              Principal Investors Fund
                                                          1-800-222-5852

CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
All orders for the purchase or sale of portfolio securities are placed on behalf of an Fund by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2006 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                            AMOUNT OF TRANSACTIONS   COMMISSIONS PAID
   ----                            ----------------------   ----------------
   International Emerging Markets      $  279,230,658           $200,714
   Disciplined LargeCap Blend           1,387,362,470            207,540
   Diversified International              700,457,732            339,563
   International Growth                 1,226,779,471            487,077
   LargeCap Growth                          1,790,701            301,707
   LargeCap S&P 500 Index                 162,842,352              1,946
   LargeCap Value                         595,165,397            195,340
   MidCap Blend                           190,465,229            159,442
   MidCap Growth                              101,696             26,558
   MidCap S&P 400 Index                     5,180,094              1,513
   MidCap Value                            73,846,558             26,558
   Partners International*                  1,250,772                 63
   Partners LargeCap Blend I              104,080,916              2,289
   Partners LargeCap Value                  2,293,031             54,785
   Partners LargeCap Value I               46,118,417             51,693
   Partners MidCap Growth                 119,025,873            126,140
   Partners MidCap Growth I               125,191,863            139,330
   Partners MidCap Growth II*               1,205,419             55,156
   Partners MidCap Value                  100,986,285            162,231
   Partners MidCap Value I                307,112,126             13,634
   Partners SmallCap Blend                 53,826,983             72,978
   Partners SmallCap Growth I               1,089,543             21,307
   Partners SmallCap Growth II             84,044,802            179,697
   Partners SmallCap Growth III               953,908             37,424
   Partners SmallCap Value                140,292,188             17,692
   Partners SmallCap Value I               15,310,729             25,662
   Partners SmallCap Value II              20,445,590             47,518
   Real Estate Securities                 446,221,310            127,820
   SmallCap Blend                         206,229,337            165,020
   SmallCap Growth                         21,499,367             23,726
   SmallCap S&P 600 Index                  51,988,063              3,701
   SmallCap Value                         171,366,744             78,393
  * Information from 10/1/2005 to 09/30/2006.



Principal Investors Fund                                              117
www.PrincipalFunds.com

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit an Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund and the Partners MidCap Growth Fund II participate in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


118                                              Principal Investors Fund
                                                          1-800-222-5852

                                      TOTAL BROKERAGE COMMISSIONS PAID
                                        FOR PERIODS ENDED OCTOBER 31
                                        ----------------------------
 FUND                                2006        2005          2004
 ----                                ----        ----          ----
 Disciplined LargeCap Blend       1,621,001     439,257         39,795
 Diversified International        2,719,306   1,303,762        609,341
 International Emerging Markets   1,804,931     885,888        293,378
 International Growth             4,018,611   2,497,112      2,023,724
 LargeCap Growth                  1,774,756     803,804        194,234
 LargeCap S&P 500 Index              37,117      47,749        144,431
 LargeCap Value                   1,341,775     789,928        657,455
 MidCap Blend                       984,751     513,070        156,531
 MidCap Growth                      101,266      90,153        209,051
 MidCap S&P 400 Index                36,095      27,702         15,200
 MidCap Value                       278,632     390,693        456,168
 Partners Global Equity              33,512      11,802
 Partners International           1,719,023   1,001,485       212,405/(//1//)/
 Partners LargeCap Blend            835,529     777,011      1,068,263
 Partners LargeCap Blend I          102,361      28,674         10,140
 Partners LargeCap Growth I       1,025,363   1,135,959      2,452,319
 Partners LargeCap Growth II      1,287,778     804,869        241,795
 Partners LargeCap Value            693,087   1,028,079      1,437,776
 Partners LargeCap Value I          355,587     293,488         5,829/(//2//)/
 Partners LargeCap Value Fund II     25,596      66,682
 Partners MidCap Growth           1,126,532     562,152        219,464
 Partners MidCap Growth I           709,302     480,719       137,437/(//1//)/
 Partners MidCap Growth Fund II   1,217,532     712,400
 Partners MidCap Value            1,667,242     689,499        434,798
 Partners MidCap Value I            795,049     658,581       286,243/(//1//)/
 Partners SmallCap Blend            762,390     728,409        449,003
 Partners SmallCap Growth I         310,035     338,247        278,114
 Partners SmallCap Growth II      1,696,184     831,932        539,355
 Partners SmallCap Growth III       666,261     404,958         6,588/(//2//)/
 Partners SmallCap Value            446,911     535,750        307,050
 Partners SmallCap Value I          620,098     301,508        179,389
 Partners SmallCap Value II         489,547     366,699        32,691/(//2//)/
 Preferred Securities               346,066     191,092        160,934
 Real Estate Securities             800,233     424,531        652,573
 SmallCap Blend                     914,025     707,663        321,213
 SmallCap Growth                    143,795     193,475        176,941
 SmallCap S&P 600 Index             149,342      92,649         50,929
 SmallCap Value                     636,024     486,333        314,762

/ //(//1//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//2//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

Certain broker-dealers are considered to be affiliates of the Fund.
.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  Execution & Clearing, LP and Goldman Sachs JBWere are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. BNY Brokerage, Inc., BNY Capital Markets, Inc., B-Trade Services, LLC and
  Lynch, Jones & Ryan, Inc. are affiliates of BNY Asset Management which acts as sub-advisor to Partners LargeCap Growth Fund II, and Partners LargeCap Value.
.. J.P.Morgan Securities is an affiliate of J.P.Morgan Investment Management Inc.
  which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity, and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II, and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. are affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.


Principal Investors Fund                                              119
www.PrincipalFunds.com

.. Morgan Stanley DW Inc., is affiliated with Van Kampen/Morgan Stanley Asset
  Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc. and to each of the Municipal Funds.
.. Sanford C. Bernstein & Co., LLC is an affiliate of AllianceBernstein L.P.
  which sub-advises Partners LargeCap Value Fund, Partners SmallCap Growth Fund, and an account of Principal Variable Contracts Fund, Inc.
.. Spectrum Asset Management, Inc. is an affiliate of Principal Global Investors,
  LLC which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I, and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         422             0.05                      0.14
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 Partners LargeCap
 Growth I
 2005                          44             0.00                      0.03
 2004                         298             0.11                      0.11
 Partners LargeCap
 Growth II
 2005                         854             0.11                      0.50
 2004                      10,683             4.42                     10.18
 Partners LargeCap
 Value II
 2005                          28             0.04                      0.38
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 Partners MidCap
 Growth I
 2005                       2,622             0.55                      1.14
 Partners SmallCap
 Blend
 2005                       3,855             0.53                      0.87
 Partners SmallCap
 Value I
 2005                         819             0.27                      0.39
 2004                         164             0.09                      0.15

                                   COMMISSIONS PAID TO BNY BROKERAGE, INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                      21,645             1.34                     0.91
 International
 Emerging Markets
 2006                         674             0.04                     0.07
 LargeCap Growth
 2006                      19,640             1.11                     0.67
 LargeCap S&P 500
 Index
 2006                       1,410             3.80                     0.37
 LargeCap Value
 2006                       8,822             0.66                     0.28
 MidCap Blend
 2006                       6,289             0.64                     0.61
 MidCap S&P 400 Index
 2006                         103             0.28                     0.04
 MidCap Value
 2006                       2,175             0.78                     0.59
 Partners LargeCap
 Blend
 2006                       1,256             0.15                     0.17
 Partners LargeCap
 Growth I
 2006                       1,848             0.18                     0.17
 Partners LargeCap
 Value I
 2006                       5,955             1.67                     0.85
 Partners MidCap
 Growth
 2006                       1,568             0.14                     0.12
 Partners MidCap
 Growth I
 2006                      13,226             1.86                     1.13
 Partners MidCap
 Growth II
 2006                       1,248             0.10                     0.12
 Partners MidCap Value
 I
 2006                         475             0.06                     0.03
 Partners SmallCap
 Blend
 2006                       3,881             0.51                     0.38
 Partners SmallCap
 Growth II
 2006                          77             0.00                     0.00
 Partners SmallCap
 Growth III
 2006                          56             0.01                     0.00
 Partners SmallCap
 Value I
 2006                         716             0.12                     0.05
 Partners SmallCap
 Value II
 2006                       6,703             1.37                     0.69
 SmallCap Blend
 2006                         428             0.05                     0.03
 SmallCap Growth
 2006                         350             0.24                     0.26
 SmallCap Value
 2006                       2,113             0.33                     0.35




120                                              Principal Investors Fund
                                                          1-800-222-5852

                                COMMISSIONS PAID TO BNY CAPITAL MARKETS, INC.
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2006                        249              0.01                     0.02


                                  COMMISSIONS PAID TO B-TRADE SERVICES, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                        4,254            0.26                      0.45
 Diversified
 International
 2006                          943            0.03                      0.09
 International Growth
 2006                        1,169            0.03                      0.03
 LargeCap Value
 2006                           98            0.01                      0.02
 MidCap Blend
 2006                        9,601            0.98                      2.20
 MidCap Value
 2006                          697            0.25                      0.47
 Partners LargeCap
 Blend
 2006                       46,416            5.56                      6.59
 Partners LargeCap
 Blend I
 2006                            8            0.01                      0.04
 Partners LargeCap
 Growth I
 2006                       44,585            4.35                      8.84
 Partners LargeCap
 Growth II
 2006                      108,512            8.43                     14.81
 Partners LargeCap
 Value II
 2006                          203            0.79                      0.83
 Partners MidCap
 Growth
 2006                       39,903            3.54                      4.14
 Partners MidCap
 Growth I
 2006                        8,996            1.27                      1.15
 Partners MidCap Value
 I
 2006                        6,460            0.81                      2.48
 Partners SmallCap
 Blend
 2006                       10,285            1.35                      1.73
 Partners SmallCap
 Growth I
 2006                          113            0.04                      0.12
 Partners SmallCap
 Growth II
 2006                      154,568            9.11                      9.27
 Partners SmallCap
 Value
 2006                           89            0.02                      0.10
 Partners SmallCap
 Value I
 2006                        1,314            0.21                      0.23
 Real Estate
 Securities
 2006                        2,769            0.35                      0.70
 SmallCap Blend
 2006                       24,686            2.70                      4.51
 SmallCap Growth
 2006                        4,122            2.87                      3.34
 SmallCap Value
 2006                          859            0.14                      0.43




Principal Investors Fund                                              121
www.PrincipalFunds.com

                         COMMISSIONS PAID TO CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, LP
                         --------------------------------------------------------------
                         TOTAL DOLLAR      AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                       AMOUNT       TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                       ------       -----------------    ---------------------------
 Partners
 International
 2006                          58              0.00                       0.00
 2005                       1,176              0.12                       0.08


                                COMMISSIONS PAID TO DEAN WITTER REYNOLDS, INC.
                                ----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 SmallCap Growth II
 2005                       4,376             0.53                     0.50


                             COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners
 International
 2005                        1.00             0.00                     0.00
 Partners LargeCap
 Blend I
 2005                          48             0.17                     0.25
 Partners MidCap
 Growth II
 2006                      83,344             6.85                     8.56
 2005                      29,948             4.20                     8.99
 Partners MidCap Value
 2006                       2,860             0.17                     0.21
 Partners MIdCap Value
 I
 2006                       7,997             1.01                     1.03
 SmallCap Blend
 2005                         661             0.09                     0.09
 SmallCap Growth
 2005                         145             0.07                     0.08
 SmallCap Value
 2005                         191             0.04                     0.03




122                                              Principal Investors Fund
                                                          1-800-222-5852

                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       66,547            4.11                      2.35
 2005                       16,071            3.66                      1.17
 2004                          171            0.43                      0.15
 Diversified
 International
 2006                      199,047            7.32                      6.67
 2005                       81,387            6.24                      5.41
 2004                       16,052            2.63                      2.21
 International
 Emerging Markets
 2006                       63,702            3.53                      3.30
 2005                       20,748            2.34                      2.23
 2004                          554            0.19                      0.28
 International Growth
 2006                      288,720            7.18                      4.82
 2005                       93,939            3.76                      2.86
 2004                       48,231            2.38                      1.90
 LargeCap Growth
 2006                       28,046            1.58                      1.26
 2005                       30,865            3.84                      3.06
 2004                        7,615            3.92                      3.22
 LargeCap S&P 500
 Index
 2006                          823            2.22                      1.41
 2005                          133            0.28                      0.27
 2004                           75            0.05                      0.02
 LargeCap Value
 2006                       48,528            3.62                      2.43
 2005                       80,821           10.23                      6.13
 2004                       32,041            4.87                      3.06
 MidCap Blend
 2006                       18,818            1.91                      1.89
 2005                       10,209            1.99                      2.06
 2004                        5,234            3.34                      3.03
 MidCap Growth
 2006                        2,212            2.18                      2.40
 2005                        4,374            4.85                      3.83
 2004                       13,668            6.54                      6.77
 MidCap S&P 400 Index
 2005                          168            0.60                      0.56
 2004                          340            2.23                      1.90
 MidCap Value
 2006                        6,623            2.27                      1.59
 2005                       12,937            3.31                      2.61
 2004                       17,492            3.83                      3.75
 Partners Global
 Equity
 2006                        1,294            3.86                      6.05
 2005                          324            2.75                      1.83
 Partners
 International
 2006                      191,758           11.16                      9.55
 2005                       84,903            8.48                     14.78
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2006                       27,132            3.25                      2.71
 2005                       23,814            3.06                      4.00
 2004                       21,834            2.04                      1.37
 Partners LargeCap
 Blend I
 2006                        4,538            4.43                      1.51
 2005                          783            2.73                      1.38
 2004                          360            3.55                      2.74
 Partners LargeCap
 Growth I
 2006                       48,726            4.75                      3.92
 2005                       28,376            2.50                      3.49
 2004                       85,476            3.49                      3.34
 Partners LargeCap
 Growth II
 2006                       22,220            1.73                      0.97
 2005                       46,395            5.76                      3.24
 2004                       12,690            5.25                      2.71
 Partners LargeCap
 Value
 2006                       54,249            7.83                      7.60
 2005                      267,727           26.04                     22.59
 2004                      197,081           13.71                     14.65
 Partners LargeCap
 Value I
 2006                       11,579            3.26                      1.74
 2005                        2,540            0.87                      0.42
 2004                           40            0.69                      0.89
 Partners LargeCap
 Value II
 2006                          381            1.49                      0.53
 2005                        1,951            2.93                      1.76
 Partners MidCap
 Growth
 2006                       74,253            6.59                      4.01
 2005                       66,605           11.85                      9.36
 2004                       22,398           10.21                      9.53
 Partners MidCap
 Growth I
 2006                       13,322            1.88                      1.60
 2005                      136,955           28.49                     25.63
 2004                       20,352           14.81                     10.62
 Partners MidCap
 Growth II
 2006                          748            0.06                      0.04
 Partners MidCap Value
 2006                       17,322            1.04                      0.62
 2005                       11,227            1.63                      1.51
 2004                        4,825            1.11                      1.24
 Partners MidCap Value
 I
 2006                       13,952            1.75                      0.90
 2005                       30,402            4.62                      4.90
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2006                        6,799            0.89                      0.91
 2005                       31,884            4.38                      4.81
 2004                      141,341           31.48                     46.42
 Partners SmallCap
 Growth I
 2006                       11,502            3.71                      4.08
 2005                       18,377            5.43                      5.57
 2004                       18,611            6.69                      9.13
 Partners SmallCap
 Growth II
 2006                        5,977            0.35                      0.28
 2005                        4,515            0.54                      0.90
 2004                        7,225            1.34                      1.05
 Partners SmallCap
 Growth III
 2006                        2,012            0.30                      0.06
 2005                       28,727            7.09                      6.28
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 Partners SmallCap
 Value I
 2006                       60,820            9.81                      9.06
 2005                        4,832            1.60                      1.21
 2004                        4,056            2.26                      1.78
 Partners SmallCap
 Value II
 2006                        1,940            0.40                      0.48
 2005                           22            0.01                      0.01
 Real Estate
 Securities
 2006                       93,385           11.67                      7.65
 2005                        3,945            0.93                      1.11
 2004                       31,044            4.76                      2.33
 SmallCap Blend
 2006                       15,278            1.67                      1.13
 2005                       17,655            2.49                      1.05
 2004                        4,875            1.52                      1.34
 SmallCap Growth
 2006                        5,128            3.57                      2.40
 2005                        3,471            1.79                      1.34
 2004                        4,746            2.68                      2.70
 SmallCap S&P 600
 Index
 2006                            9            0.01                      0.01
 2005                          730            0.79                      0.68
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2006                       15,721            2.47                      1.76
 2005                       26,887            5.53                      3.67
 2004                       14,955            4.75                      3.26




Principal Investors Fund                                              123
www.PrincipalFunds.com

124                                              Principal Investors Fund
                                                          1-800-222-5852

                          COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                          ---------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2006                       2,286             0.27                      0.78
 2005                       3,466             0.45                      1.01
 2004                       1,044             0.10                      0.16
 Partners LargeCap
 Blend I
 2006                         670             0.65                      1.19
 2005                       1,758             6.13                     21.78
 2004                         252             2.49                      5.97
 Partners LargeCap
 Growth I
 2006                       1,678             0.16                      0.76
 2005                       5,154             0.45                      0.83
 2004                          63             0.00                      0.03
 Partners LargeCap
 Growth II
 2006                      65,345             5.07                     11.57
 2005                      34,360             4.27                     10.32
 2004                      13,370             5.53                      8.65
 Partners LargeCap
 Value I
 2006                       7,010             1.97                      4.82
 2005                       5,469             1.86                      4.61
 Partners LargeCap
 Value II
 2006                         269             1.05                      1.10
 2005                       1,992             2.99                      7.70
 Partners MidCap
 Growth
 2006                      54,622             4.85                     10.32
 2005                      25,955             4.62                      9.17
 2004                       5,523             2.52                      5.07
 Partners MidCap Value
 2006                         255             0.02                      0.01
 2005                       1,815             0.26                      0.11
 2004                         310             0.07                      0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                      0.04
 Partners SmallCap
 Growth I
 2006                          11             0.00                      0.02
 Partners SmallCap
 Growth II
 2006                      13,840             0.82                      3.48
 2005                       3,354             0.40                      2.07
 2004                       1,520             0.28                      0.11
 Partners SmallCap
 Growth III
 2006                         688             0.10                      0.04
 Partners SmallCap
 Value I
 2005                         557             0.18                      0.18




Principal Investors Fund                                              125
www.PrincipalFunds.com

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2005                        969              0.10                     0.05
 2004                         29              0.01                     0.01


                                COMMISSIONS PAID TO JPMORGAN CAZENOVE LIMITED
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2006                      15,437             0.57                     0.60
 2005                       5,278             0.40                     0.42
 International
 Emerging Markets
 2005                         784             0.09                     0.12
 International Growth
 2006                      16,802             0.42                     0.33
 2005                      23,016             0.92                     0.73
 Partners
 International
 2006                      10,104             0.59                     0.48
 2005                      13,758             1.37                     0.79


                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       34,156            2.11                      1.19
 2004                            7            0.02                      0.01
 Diversified
 International
 2006                      104,908            3.86                      3.28
 2005                       33,868            2.60                      2.01
 2004                       33,645            5.52                      5.12
 International
 Emerging Markets
 2006                      101,007            5.60                      5.55
 2005                       35,095            3.96                      3.42
 2004                       21,088            7.19                      5.25
 International Growth
 2006                      142,097            3.54                      3.06
 2005                      153,151            6.13                      4.67
 2004                      127,778            6.31                      7.39
 LargeCap Growth
 2006                        3,720            0.21                      0.26
 2005                        1,312            0.16                      0.11
 2004                        1,788            0.92                      0.92
 LargeCap Value
 2006                       26,866            2.00                      1.21
 2005                       14,320            1.81                      1.26
 2004                        9,656            1.47                      1.55
 MidCap Blend
 2006                       14,936            1.52                      1.59
 2005                       10,543            2.05                      2.19
 2004                        2,946            1.88                      1.61
 MidCap Growth
 2006                        3,896            3.85                      4.25
 2005                        1,972            2.19                      1.73
 2004                        2,584            1.24                      1.49
 MidCap Value
 2006                        5,938            2.13                      1.04
 2005                        3,609            0.92                      0.83
 2004                        6,036            1.32                      1.46
 Partners
 International
 2006                       77,044            4.48                      4.33
 2005                       53,801            5.37                      5.59
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2006                       25,691            3.07                      3.05
 2005                       21,365            2.75                      2.27
 2004                       16,265            1.52                      0.78
 Partners LargeCap
 Blend I
 2006                        7,466            7.29                      4.48
 2005                           26            0.09                      0.34
 2004                           35            0.34                      0.39
 Partners LargeCap
 Growth I
 2006                       38,312            3.74                      3.43
 2005                       30,229            2.66                      2.58
 2004                       53,955            2.20                      2.15
 Partners LargeCap
 Growth II
 2005                          126            0.02                      0.02
 2004                        1,103            0.46                      0.35
 Partners LargeCap
 Value
 2006                        5,024            0.72                      0.35
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2006                       15,046            4.23                      3.16
 2005                        7,615            2.59                      1.19
 2004                          212            3.64                      2.32
 Partners LargeCap
 Value II
 2006                           48            0.19                      0.18
 Partners MidCap
 Growth
 2006                      210,349           18.67                     15.55
 2005                       23,692            4.21                      3.52
 2004                        3,576            1.63                      1.36
 Partners MidCap
 Growth I
 2006                       40,694            5.74                      5.02
 2005                       20,405            4.24                      3.74
 2004                        8,032            5.84                      3.29
 Partners MidCap
 Growth II
 2006                       42,307            3.47                      2.92
 Partners MidCap Value
 2006                       40,337            2.42                      1.38
 2005                       11,345            1.65                      1.38
 2004                        7,211            1.66                      1.55
 Partners MidCap Value
 I
 2006                       21,453            2.70                      2.00
 2005                        8,607            1.31                      0.99
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2006                       36,902            4.84                      4.24
 2005                       27,888            3.83                      3.78
 2004                        2,715            0.60                      0.68
 Partners SmallCap
 Growth I
 2006                       40,505           13.06                     11.47
 2005                        3,443            1.02                      1.82
 2004                        5,301            1.91                      3.71
 Partners SmallCap
 Growth II
 2006                      140,886            8.31                      5.27
 2005                          865            0.10                      0.09
 2004                        4,120            0.76                      0.48
 Partners SmallCap
 Growth III
 2006                        6,984            1.05                      1.54
 2005                       55,313           13.66                     13.88
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value
 2006                        3,544            0.79                      0.74
 Partners SmallCap
 Value I
 2006                       31,860            5.14                      4.20
 2005                        1,820            0.60                      0.28
 Partners SmallCap
 Value II
 2006                          579            0.12                      0.15
 2005                           32            0.01                      0.02
 Real Estate
 Securities
 2006                       14,913            1.86                      1.95
 2005                        8,564            2.02                      1.30
 2004                        5,365            0.82                      0.70
 SmallCap Blend
 2006                       10,801            1.18                      0.78
 2005                        1,904            0.27                      0.29
 2004                        1,006            0.31                      0.26
 SmallCap Growth
 2006                        3,548            2.47                      1.71
 2005                        3,779            1.95                      1.61
 2004                        2,423            1.37                      0.82
 SmallCap S&P 600
 Index
 2006                          226            0.15                      0.05
 2004                          152            0.30                      0.10
 SmallCap Value
 2006                        7,079            1.11                      0.93
 2005                        2,928            0.60                      0.48
 2004                        3,732            1.19                      1.41




126                                              Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                              127
www.PrincipalFunds.com

                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       94,378            5.82                      6.62
 2005                       23,210            5.28                      6.10
 2004                        1,394            3.50                      2.92
 Diversified
 International
 2006                      103,073            3.79                      5.35
 2005                       47,886            3.67                      3.34
 2004                       44,076            7.23                      6.35
 International
 Emerging Markets
 2006                       25,732            1.43                      1.32
 2005                       33,577            3.79                      3.32
 2004                        4,313            1.47                      1.60
 International Growth
 2006                      236,043            5.87                      7.97
 2005                       72,740            2.91                      3.17
 2004                      200,059            9.89                      8.50
 LargeCap Growth
 2006                      145,011            8.17                      7.74
 2005                      108,088           13.45                     10.51
 2004                        7,636            3.93                      3.94
 LargeCap S&P 500
 Index
 2006                        1,789            4.82                     10.67
 2005                       14,223           29.79                     59.24
 2004                       61,951           42.89                     30.09
 LargeCap Value
 2006                       51,346            3.83                      5.47
 2005                       46,629            5.90                      5.29
 2004                       50,432            7.67                      7.15
 MidCap Blend
 2006                       53,701            5.45                      4.94
 2005                       55,007           10.72                     10.05
 2004                        9,947            6.35                      5.61
 MidCap Growth
 2006                       11,929           11.78                      9.69
 2005                        4,761            5.28                      3.64
 2004                       15,283            7.31                      6.55
 MidCap S&P 400 Index
 2006                        9,000           24.93                     28.15
 2005                        3,692           13.33                     20.07
 2004                        4,786           31.49                     32.04
 MidCap Value
 2006                       14,642            5.26                      4.82
 2005                       19,805            5.07                      5.60
 2004                       22,858            5.01                      4.99
 Partners Global
 Equity Fund
 2006                        3,690           11.01                      8.43
 2005                          931            7.89                      3.96
 Partners
 International
 2006                      195,178           11.35                     13.14
 2005                      106,440           10.63                     10.22
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2006                       18,897            2.26                      2.72
 2005                       38,876            5.00                      5.73
 2004                      100,040            9.36                     18.30
 Partners LargeCap
 Blend I
 2006                        4,535            4.43                      6.88
 2005                          443            1.55                      1.96
 2004                          351            3.47                      2.19
 Partners LargeCap
 Growth I
 2006                       28,450            2.77                      6.30
 2005                       34,552            3.04                      3.52
 2004                      153,167            6.25                      5.49
 Partners LargeCap
 Growth II
 2006                       33,544            2.60                      1.74
 2005                       15,985            1.99                      1.26
 2004                          575            0.24                      0.11
 Partners LargeCap
 Value
 2006                        4,147            0.60                      2.27
 2004                          401            0.03                      0.05
 Partners LargeCap
 Value I
 2006                        4,861            1.37                      1.43
 2005                        4,722            1.61                      1.08
 2004                           55            0.94                      0.54
 Partners LargeCap
 Value II
 2006                          444            1.74                      0.87
 2005                          168            0.25                      0.11
 Partners MidCap
 Growth
 2006                       51,063            4.53                      3.68
 2005                       22,244            3.96                      3.86
 2004                       16,530            7.53                      7.03
 Partners MidCap
 Growth I
 2006                       40,272            5.68                      5.05
 2005                       27,952            5.81                      5.95
 2004                        2,813            2.05                      1.49
 Partners MidCap
 Growth II
 2006                       86,513            7.11                      8.45
 2005                       41,885            5.88                      6.67
 Partners MidCap Value
 2006                      149,183            8.95                      6.56
 2005                      106,573           15.46                     15.29
 2004                       90,905           20.91                     21.33
 Partners MidCap Value
 I
 2006                       23,455            2.95                      3.00
 2005                       34,204            5.19                      5.15
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2006                       36,736            4.82                      4.61
 2005                       40,825            5.60                      4.33
 2004                       22,992            5.12                      2.91
 Partners SmallCap
 Growth I
 2006                       26,284            8.48                      8.45
 2005                       24,275            7.18                      6.86
 2004                       20,750            7.46                      7.29
 Partners SmallCap
 Growth II
 2006                       43,258            2.55                      1.64
 2005                        6,420            0.77                      0.71
 2004                       11,440            2.12                      1.29
 Partners SmallCap
 Growth III
 2006                       10,170            1.53                      2.06
 2005                       21,754            5.37                      4.26
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2006                          788            0.18                      0.12
 2005                          885            0.17                      0.12
 2004                        6,080            1.98                      1.65
 Partners SmallCap
 Value I
 2006                       14,856            2.40                      1.73
 2005                        6,404            2.12                      1.90
 2004                        2,323            1.29                      1.05
 Partners SmallCap
 Value II
 2006                          187            0.04                      0.04
 2005                          247            0.07                      0.07
 Real Estate
 Securities
 2006                      110,179           13.77                     22.79
 2005                       65,908           15.52                     27.62
 2004                       73,885           11.32                     19.74
 SmallCap Blend
 2006                       27,373            2.99                      3.06
 2005                       26,262            3.71                      3.71
 2004                        8,785            2.73                      2.43
 SmallCap Growth
 2006                        6,484            4.51                      5.78
 2005                       12,361            6.39                      5.24
 2004                       12,649            7.15                      8.31
 SmallCap S&P 600
 Index
 2006                       26,276           17.59                     21.43
 2005                       42,675           46.06                     42.28
 2004                       25,705           50.47                     44.08
 SmallCap Value
 2006                       20,152            3.17                      3.16
 2005                       29,549            6.08                      6.44
 2004                       18,235            5.79                      6.46




128                                              Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                              129
www.PrincipalFunds.com

130                                              Principal Investors Fund
                                                          1-800-222-5852

                                COMMISSIONS PAID TO LYNCH, JONES & RYAN, INC.
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap
 Growth
 2006                       1,582             0.14                     0.09
 Partners SmallCap
 Growth III
 2005                          64             0.01                     0.01
 Partners SmallCap
 Value II
 2006                         285             0.06                     0.08


                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       49,642            3.06                      3.34
 2005                       39,290            8.94                      5.98
 2004                          715            1.80                      0.69
 Diversified
 International
 2006                      197,616            7.27                      7.35
 2005                       81,905            6.28                      5.88
 2004                       49,229            8.08                      7.09
 International
 Emerging Markets
 2006                      112,716            6.24                      6.51
 2005                       70,173            7.92                      8.86
 2004                       40,269           13.73                     14.03
 International Growth
 2006                      285,954            7.12                     13.42
 2005                      222,538            8.91                      7.99
 2004                      102,879            5.08                      3.91
 LargeCap Growth
 2006                       39,365            2.22                      2.58
 2005                       15,839            1.97                      1.84
 2004                        2,628            1.35                      1.82
 LargeCap S&P 500
 Index
 2006                        7,948           21.41                     34.97
 2005                       14,711           30.81                     26.59
 2004                        1,144            0.79                      0.79
 LargeCap Value
 2006                       46,206            3.44                      5.42
 2005                       50,076            6.34                     11.48
 2004                       34,117            5.19                      8.50
 MidCap Blend
 2006                       27,715            2.81                      3.38
 2005                       37,713            7.35                      3.84
 2004                       12,839            8.20                     13.48
 MidCap Growth
 2006                        4,901            4.84                      5.30
 2005                        1,350            1.50                      1.37
 2004                        4,991            2.39                      2.49
 MidCap S&P 400 Index
 2006                        2,493            6.91                      8.28
 2005                        5,219           18.84                     21.39
 2004                           96            0.63                      0.62
 MidCap Value
 2006                        5,373            1.93                      2.04
 2005                       13,759            3.52                      5.09
 2004                       19,405            4.25                      6.66
 Partners Global
 Equity
 2006                        5,249           15.66                     11.65
 2005                        1,142            9.67                      5.18
 Partners
 International
 2006                      146,733            8.54                      9.27
 2005                       60,233            6.61                      5.64
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2006                       25,940            3.10                      2.49
 2005                       38,900            5.01                      5.75
 2004                       51,587            4.83                      2.67
 Partners LargeCap
 Blend I
 2006                        5,379            5.25                      5.82
 2005                        3,618           12.62                     16.12
 2004                        1,714           16.91                     28.38
 Partners LargeCap
 Growth I
 2006                       56,611            5.52                      5.46
 2005                       76,581            6.74                      5.90
 2004                        9,275            0.38                      0.43
 Partners LargeCap
 Growth II
 2006                       20,545            1.60                      0.69
 2005                        3,279            0.41                      0.24
 2004                        3,096            1.28                      1.28
 Partners LargeCap
 Value
 2006                       38,149            5.50                     14.72
 2005                           58            0.01                      0.01
 Partners LargeCap
 Value I
 2006                       14,765            4.15                      5.57
 2005                        4,648            1.58                      3.03
 2004                          207            3.55                      1.58
 Partners LargeCap
 Value II
 2006                        1,440            5.63                      1.67
 2005                          135            0.20                      0.37
 Partners MidCap
 Growth
 2006                       34,914            3.10                      2.42
 2005                       15,727            2.80                      2.59
 2004                        4,920            2.24                      2.06
 Partners MidCap
 Growth I
 2006                       23,012            3.24                      3.67
 2005                       24,505            5.10                      4.43
 2004                        6,297            4.58                      5.81
 Partners MidCap
 Growth II
 2006                      171,168           14.06                     16.45
 2005                       83,440           11.71                     10.09
 Partners MidCap Value
 2006                       30,020            1.80                      1.36
 2005                       15,530            2.25                      3.05
 2004                        4,725            1.09                      1.15
 Partners MidCap Value
 I
 2006                       16,080            2.02                      2.61
 2005                       18,104            2.75                      3.01
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2006                       24,326            3.19                      4.14
 2005                       38,170            5.24                      3.88
 2004                       19,996            4.45                      3.09
 Partners SmallCap
 Growth I
 2006                       11,344            3.66                      2.99
 2005                       12,060            3.57                      2.77
 2004                       16,074            5.78                      5.38
 Partners SmallCap
 Growth II
 2006                        5,304            0.31                      0.35
 2005                        7,342            0.88                      2.01
 2004                       15,281            2.83                      2.64
 Partners SmallCap
 Growth III
 2006                           46            0.01                      0.04
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2006                          264            0.06                      0.04
 2005                          810            0.15                      0.08
 2004                        7,845            2.55                      2.44
 Partners SmallCap
 Value I
 2006                       28,082            4.53                      6.95
 2005                       26,943            8.94                     11.14
 2004                       15,622            8.71                      9.04
 Partners SmallCap
 Value II
 2006                        5,011            1.02                      4.62
 2005                        2,092            0.57                      0.20
 Real Estate
 Securities
 2006                        3,309            0.41                      0.34
 2005                        3,880            0.91                      1.02
 2004                       14,994            2.30                      4.41
 SmallCap Blend
 2006                       19,316            2.11                      2.30
 2005                       15,668            2.21                      2.48
 2004                        9,516            2.96                      2.04
 SmallCap Growth
 2006                        2,186            1.52                      1.89
 2005                       11,936            6.17                     10.09
 2004                       10,379            5.87                      7.46
 SmallCap S&P 600
 Index
 2006                        9,357            6.27                      7.06
 2005                       13,696           14.78                     19.26
 2004                          596            1.17                      2.08
 SmallCap Value
 2006                       19,826            3.12                      3.43
 2005                       32,681            6.72                      7.43
 2004                       14,495            4.60                      4.76




Principal Investors Fund                                              131
www.PrincipalFunds.com

132                                              Principal Investors Fund
                                                          1-800-222-5852

                             COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 LargeCap Growth
 2006                       2,000             0.11                     0.08
 Partners LargeCap
 Blend
 2006                       1,248             0.15                     0.09
 2004                       1,365             0.13                     0.05
 Partners MidCap
 Growth Fund II
 2005                       1,645             0.23                     0.20
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2006                         919             0.15                     0.13
 2005                         397             0.13                     0.13
 2004                       3,680             2.05                     1.29
 Partners SmallCap
 Value II
 2005                         623             0.17                     0.12




Principal Investors Fund                                              133
www.PrincipalFunds.com

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap
 Growth II
 2006                       7,197             0.59                     0.47
 2005                       2,265             0.32                     0.57
 Partners MidCap Value
 2005                       2,710             0.39                     0.24
 2004                       7,790             1.79                     2.04
 Partners SmallCap
 Growth I
 2006                          22             0.01                     0.01
 Partners SmallCap
 Value II
 2005                       1,871             0.51                     0.23


                                      COMMISSIONS PAID TO PERSHING, LLC
                                      ---------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 MidCap Growth
 2006                           4             0.00                     0.00
 Partners LargeCap
 Growth I
 2006                         180             0.02                     0.03
 Partners LargeCap
 Value
 2006                      76,921            11.10                     8.20
 Partners LargeCap
 Value I
 2006                         461             0.13                     0.06
 Partners MidCap
 Growth
 2006                       1,491             0.13                     0.12
 Partners MidCap Value
 2006                       3,845             0.23                     0.10
 Partners SmallCap
 Growth II
 2006                      18,811             1.11                     1.03
 Partners SmallCap
 Value II
 2006                       4,915             1.00                     0.56
 2005                         713             0.19                     0.19


                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                        3,431            0.21                      0.30
 2005                       15,010            3.42                      1.75
 2004                        4,965           12.48                      7.51
 Diversified
 International
 2006                        4,572            0.17                      0.16
 2004                          867            0.14                      0.14
 International
 Emerging Markets
 2006                          927            0.05                      0.11
 International Growth
 2004                        1,277            0.06                      0.04
 LargeCap Growth
 2006                       13,320            0.75                      0.66
 2005                        5,067            0.63                      0.66
 2004                       16,900            8.70                     10.84
 LargeCap Value
 2006                       15,902            1.19                      1.36
 2005                       10,195            1.29                      0.70
 2004                        3,983            0.61                      0.50
 MidCap Blend
 2006                       13,377            1.36                      1.12
 2005                        8,009            1.56                      1.25
 2004                        7,220            4.61                      5.21
 MidCap Growth
 2006                          798            0.79                      0.84
 2005                           94            0.10                      0.13
 2004                        8,455            4.04                      4.47
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2006                          748            0.27                      0.21
 2005                        1,994            0.51                      0.41
 2004                        5,605            1.23                      1.24
 Partners Global
 Equity
 2006                        1,299            3.88                      2.52
 2005                          760            6.44                      3.74
 Partners
 International
 2006                          438            0.03                      0.01
 2005                          451            0.05                      0.04
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2006                       18,928            2.27                      2.37
 2005                       30,046            3.87                      3.20
 2004                       11,745            1.10                      0.82
 Partners
 LargeCap Blend I
 2006                        1,658            1.62                      1.00
 2004                          185            1.83                      0.66
 Partners LargeCap
 Growth I
 2006                       16,311            1.59                      1.07
 2005                       20,738            1.83                      1.12
 2004                       52,359            2.14                      1.62
 Partners LargeCap
 Growth II
 2006                      115,977            9.01                     21.44
 2005                       48,496            6.03                      8.15
 2004                       10,027            4.15                      2.54
 Partners LargeCap
 Value
 2006                      112,304           16.20                      9.42
 2005                      590,920           57.48                     54.85
 2004                      992,248           69.01                     68.44
 Partners LargeCap
 Value I
 2006                        5,312            1.49                      1.58
 2005                          538            0.18                      0.13
 Partners LargeCap
 Value II
 2006                        9,421           36.81                     54.26
 2005                        4,424            6.63                      9.89
 Partners MidCap
 Growth
 2006                          926            0.08                      0.04
 2005                        3,955            0.70                      0.36
 Partners MidCap
 Growth I
 2006                       14,180            2.00                      3.02
 2005                          527            0.11                      0.18
 Partners MidCap Value
 2006                       43,075            2.58                      2.00
 2005                       28,860            4.19                      3.66
 2004                       16,204            3.73                      3.30
 Partners MidCap Value
 I
 2006                       17,230            2.17                      2.72
 2005                       33,305            5.06                      6.91
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2006                       14,871            1.95                      3.54
 2005                          792            0.11                      0.12
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth II
 2006                          240            0.01                      0.09
 2005                        1,555            0.19                      0.36
 2004                           85            0.02                      0.01
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2006                       28,907            4.66                      6.43
 2005                        9,991            3.31                      4.09
 2004                        1,431            0.80                      0.60
 Partners SmallCap
 Value II
 2006                          554            0.11                      0.08
 Real Estate
 Securities
 2005                          210            0.05                      0.06
 SmallCap Blend
 2006                        4,387            0.48                      0.53
 2005                        4,428            0.63                      0.97
 2004                       36,320           11.31                     14.24
 SmallCap Growth
 2006                           90            0.06                      0.04
 2005                          452            0.23                      0.28
 2004                        1,556            0.88                      1.30
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2006                        1,422            0.22                      0.22
 2005                        2,574            0.53                      0.47
 2004                        1,538            0.49                      0.71




134                                              Principal Investors Fund
                                                          1-800-222-5852

Principal Investors Fund                                              135
www.PrincipalFunds.com

                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Preferred Securities
 2006                      346,026            99.99                    99.99
 2005                      191,079           100.00                   100.00
 2004                      160,934           100.00                   100.00


                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         115             0.01                     0.01
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 Partners MidCap
 Growth I
 2006                       1,060             0.15                     0.09
 Partners SmallCap
 Growth II
 2006                       1,092             0.06                     0.06
 2005                       1,720             0.21                     0.18
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value
 2005                       7,022             1.31                     1.13
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 Partners SmallCap
 Value II
 2006                         369             0.08                     0.23
 2005                       1,102             0.30                     0.34




136                                              Principal Investors Fund
                                                          1-800-222-5852

                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                      140,705            8.68                     11.26
 2005                       21,359            4.86                      4.35
 2004                        2,022            5.08                      5.73
 Diversified
 International
 2006                      279,876           10.29                     11.05
 2005                      199,103           15.27                     21.82
 2004                       94,095           15.44                     18.62
 International
 Emerging Markets
 2006                      159,729            8.85                      9.11
 2005                      107,366           12.12                     14.60
 2004                       34,207           11.66                     14.42
 International Growth
 2006                      532,972           13.26                     15.54
 2005                      265,102           10.62                     22.68
 2004                      247,510           12.23                     17.36
 LargeCap Growth
 2006                       78,317            4.41                      4.42
 2005                       29,522            3.67                      3.06
 2004                        4,136            2.13                      2.13
 LargeCap S&P 500
 Index
 2006                           42            0.11                      0.39
 2005                          303            0.63                      0.70
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2006                       86,070            6.41                      6.83
 2005                       68,115            8.62                      8.84
 2004                       66,694           10.14                     14.20
 MidCap Blend
 2006                       53,996            5.48                      3.78
 2005                       24,246            4.73                      4.54
 2004                       21,565           13.78                     19.01
 MidCap Growth
 2006                          667            0.66                      1.20
 2005                        1,081            1.20                      0.95
 2004                       14,723            7.04                      9.72
 MidCap S&P 400 Index
 2006                          168            0.47                      0.58
 2005                        1,869            6.75                      7.86
 2004                          586            3.86                      3.58
 MidCap Value
 2006                       24,249            8.70                      8.31
 2005                       31,806            8.14                      8.99
 2004                       52,745           11.56                     14.44
 Partners Global
 Equity
 2006                        6,173           18.42                     20.24
 2005                          587            4.97                      2.36
 Partners
 International
 2006                      145,642            8.47                     10.13
 2005                      104,532           10.44                     11.15
 2004                       21,542           10.14                     10.54
 Partners LargeCap
 Blend
 2006                       34,559            4.14                      3.35
 2005                       51,392            6.61                      5.87
 2004                       75,820            7.10                      5.00
 Partners
 LargeCap Blend I
 2006                        3,439            3.36                      1.19
 2005                        1,343            4.69                      3.11
 2004                          160            1.58                      1.16
 Partners LargeCap
 Growth I
 2006                      117,888           11.50                      9.21
 2005                       98,554            8.68                      9.04
 2004                      105,387            4.30                      4.49
 Partners LargeCap
 Growth II
 2006                       29,708            2.31                      1.19
 2005                        8,269            1.03                      0.79
 2004                        2,318            0.96                      0.49
 Partners LargeCap
 Value
 2006                       12,050            1.74                      1.25
 2005                       36,713            3.57                      8.38
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2006                        2,950            0.83                      0.32
 2005                        7,800            2.66                      2.19
 2004                           70            1.20                      0.97
 Partners LargeCap
 Value II
 2006                          356            1.39                      0.43
 2005                          793            1.19                      0.44
 Partners MidCap
 Growth
 2006                       43,507            3.86                      3.20
 2005                       51,264            9.12                      7.80
 2004                          967            0.44                      0.35
 Partners MidCap
 Growth I
 2006                        2,595            0.37                      0.17
 2005                        4,112            0.86                      0.76
 Partners MidCap
 Growth II
 2006                       50,494            4.15                      3.61
 2005                       10,476            1.47                      1.32
 Partners MidCap Value
 2006                       23,405            1.40                      0.76
 2005                        8,684            1.26                      1.15
 2004                        9,142            2.10                      1.96
 Partners MidCap Value
 I
 2006                       40,376            5.08                      4.14
 2005                       21,555            3.27                      3.08
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2006                        2,356            0.31                      0.17
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2006                       56,527           18.23                     21.61
 2005                       38,040           11.25                     14.58
 2004                       19,319            6.95                      7.34
 Partners SmallCap
 Growth II
 2006                        2,687            0.16                      0.07
 2005                        7,589            0.91                      1.74
 Partners SmallCap
 Growth III
 2005                        3,746            0.93                      0.92
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2006                          892            0.20                      0.34
 2005                        8,271            1.54                      0.91
 2004                        2,550            0.83                      0.28
 Partners SmallCap
 Value I
 2006                        3,343            0.54                      0.36
 2005                       10,338            3.43                      2.22
 2004                        8,374            4.67                      2.48
 Partners SmallCap
 Value II
 2006                       20,462            4.18                      2.49
 2005                       18,866            5.14                      2.75
 Real Estate
 Securities
 2006                       16,168            2.02                      2.44
 2005                       14,706            3.46                      5.72
 2004                       41,888            6.42                      5.61
 SmallCap Blend
 2006                       24,771            2.71                      3.45
 2005                       28,548            4.03                      5.01
 2004                       20,016            6.23                      8.45
 SmallCap Growth
 2006                       13,568            9.44                     14.27
 2005                       14,810            7.65                      7.51
 2004                       12,301            6.95                     16.23
 SmallCap S&P 600
 Index
 2006                        3,052            2.04                      1.82
 2005                          272            0.29                      0.74
 2004                          732            1.44                      2.37
 SmallCap Value
 2006                      119,507           18.79                     24.15
 2005                       69,871           14.37                     17.74
 2004                       18,328            5.82                      7.85




Principal Investors Fund                                              137
www.PrincipalFunds.com

138                                              Principal Investors Fund
                                                          1-800-222-5852

ALLOCATION OF TRADES BY THE SUB-ADVISORS AND SUB-SUB-ADVISORS
Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.


Principal Investors Fund                                              139
www.PrincipalFunds.com

PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


Principal Management Corporation (the "Manager") may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.


PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.


140                                              Principal Investors Fund
                                                          1-800-222-5852

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.


Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis


Principal Investors Fund                                              141
www.PrincipalFunds.com
using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


142                                              Principal Investors Fund
                                                          1-800-222-5852

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


SPECIAL TAX CONSIDERATIONS
Municipal Funds
---------------
Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.


From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


Principal Investors Fund                                              143
www.PrincipalFunds.com

PORTFOLIO HOLDINGS DISCLOSURE


The Fund publishes month-end portfolio holdings information for each of the Fund's portfolios on the principal.com website on the last business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. Composite portfolio holdings information for the Money Market Fund is also published on Principal Global.com on a weekly basis. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.



POLICY. . The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:


 1) Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to obtain prices for portfolio securities;


 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

 4) To the sub-advisers' proxy service providers (Institutional Shareholder Services and Automatic Data Processing) to facilitate voting of proxies; and

 5) To the Fund's custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or the Manager's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

  Bloomberg, LP                      Frank Russell Company
  Check Free Investment Services     Hub Data
  Confluence Technologies, Inc.      Investment Company Institute
  Depository Trust Co.               ix Partners, Ltd.
  Eagle Investment Systems           J.P. Morgan Investor Services
  EzE Castle Software LLC            Mellon Trust
  FactSet Research Systems           PFPC
  Financial Model Co.                Russell Implementation Services
  Frank Russell Securities, Inc.     R.R. Donnelley and Sons Company


Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.


The Fund may also disclose to Edge, non-public portfolio holdings information relating to the Underlying Funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios. Edge may use underlying Fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.


144                                              Principal Investors Fund
                                                          1-800-222-5852

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


PROXY VOTING POLICIES AND PROCEDURES


The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.


Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2006, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.


GENERAL INFORMATION


MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND, AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Principal Investors Fund                                              145
www.PrincipalFunds.com

DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.


146                                              Principal Investors Fund
                                                          1-800-222-5852

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Rating Definitions:


Long-Term Obligation Ratings


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B: Obligations rated B are considered speculative and are subject to high credit risk.


Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.


SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Principal Investors Fund                                              147
www.PrincipalFunds.com

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


148                                              Principal Investors Fund
                                                          1-800-222-5852

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1."


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.


Principal Investors Fund                                              149
www.PrincipalFunds.com

APPENDIX B


PROXY VOTING POLICIES

The Proxy voting policies applicable to each Fund will be provided by amendment.




150                                              Principal Investors Fund
                                                          1-800-222-5852

APPENDIX C


PORTFOLIO MANAGER DISCLOSURES

Information relating to the portfolio managers for each of the Funds will be provided by amendment.


Principal Investors Fund                                              151
www.PrincipalFunds.com

PART C. OTHER INFORMATION

Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)

               c.   Articles of Amendment and  Restatement  dated 6/14/02 (filed
                    12/30/02)

                d.   Articles of Amendment dated 5/23/05 (filed 9/8/05)
                e.   Articles of Amendment dated 9/30/05 (filed 11/22/05)

                f.   Articles  of  Amendment   dated  7/7/06   (Incorporated   by
                    reference from exhibit #1(2)b to registration  statement No.
                    333-137477 filed on Form N-14 on 9/20/06)

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.   Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.   Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.   Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.   Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.   Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.   Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.   Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.   Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.   Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.   Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.   Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.   Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.   Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.   Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.   Articles Supplementary dated 5/6/05  (filed 9/8/05)
                s.   Articles Supplementary dated 12/20/05 (filed 2/28/06)

               t.   Articles   Supplementary  dated  9/20/06   (Incorporated  by
                    reference from exhibit #1(4)t to registration  statement No.
                    333-137477 filed on Form N-14 on 9/20/06)

                u.   Articles Supplementary dated 1/12/07 (filed 1/16/07)
                v.   Articles Supplementary dated 1/22/07 *

 (b)                 By-laws (filed 12/29/05)

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04  (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05  (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05  (filed 11/22/05)
                o.   Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

       (3)      a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit
                       #6(3)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

       (4)      a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

       (5)      a.   BT Sub-Advisory Agreement (filed 9/22/00)

       (6)      a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended & Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

       (7)      a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
                d.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04  (filed 2/28/05)

       (8)      a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended & Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                d.   Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
                e.   Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
                f.   Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)

       (11)     a.   Turner Sub-Advisory Agreement (filed 12/5/00)

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
                c.   Amended & Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed 12/15/03)

       (13)     a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

       (14)     a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

       (15)     a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

       (16)     a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

       (17)     a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
                c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (18)     a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)

       (19)     a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
                c.   Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
                d.   Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
                e.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
                f.   Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
                g.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
                h.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
                i.   Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
                j.   Sub-Sub-Advisory Agreement with Post dtd  7/1/2005 (filed 12/29/05)
                k.   Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)

       (20)     a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Putnam (filed 9/11/03)

       (21)     a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
                c.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
                d.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (22)     a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Wellington (filed 9/11/03)

       (23)     a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
                b.   Fidelity Sub-Sub-Advisory Agreement dated 12/29/04  (filed 11/22/05)
                c.   Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04  (filed 2/28/05)

       (24)     a.   T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
                b.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
                c.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)
                d.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

       (25)     a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

       (26)     a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

       (27)     a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

       (28)     a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

       (29)     a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
                b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

       (30)     a.   Post Advisory Group Sub-Advisory Agreement dtd 12/29/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 (filed 12/29/05)

       (31)     a.   Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

       (32)     a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)
                b.   Amended & Restated Sub-Adv Agreement with Columbus Cirecle dated 9/15/05 (filed 10/20/06)
                c.   Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

       (33)     a.   Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

       (34)     a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

       (35)     a.   Nuveen Sub-Advisory Agreement dtd 3/1/06  (filed 2/28/06)

       (36)     a.   Bank of New York Sub-Advisory Agreement dated 3/1/06  (filed 2/28/06)

       (37)     a.   Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)

       (38)     a.   Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)

       (39)     a.   Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

       (40)     a.   Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
                b.   Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 *

       (41)     a.   Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)


(e)   (1)       a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
                g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
                h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
                i.   Amended and Restated Distribution Agreement (filed 12/30/02)
                j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
                k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
                l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
                m.   Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
                n.   Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
                o.   Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
                p.   Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
                q.   Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)
                r.   Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)
                s.   Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)

       (2)      a.   Selling Agreement--Advantage Classes (filed 9/11/03)
                b.   Selling Agreement--J Shares (filed 9/11/03)
                c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
                c.   Domestic and Global Custodian Agreement with Bank of New York  (filed 11/22/05)

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed 9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
                c.   Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                d.   1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                e.   Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03  (filed 2/28/05)
                f.   Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B
                        Shares dtd 12/13/04  (filed 2/28/05)
                g.   Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)

       (2)      a.   Shareholder Services Agreement (filed 12/15/00)
                b.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Shareholder Services Agreement dtd 9/13/04  (filed 2/28/05)
                e.   Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated Shareholder Services Agreement dtd 9/30/05  (filed 12/29/05)
                g.   Amended & Restated Shareholder Services Agreement dtd 1/1/06   (filed 10/20/06)

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed 9/22/00)
                c.   Investment Service Agreement (filed 12/30/02)

       (4)      a.   Accounting Services Agreement (filed 9/22/00)
                b.   Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement (filed 12/30/02)
                c.   Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

       (6)      a.   Service Agreement (filed 9/22/00)
                b.   Amended & Restated Service Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

       (7)      a.   Service Sub-Agreement (filed 9/22/00)
                b.   Amended & Restated Service Sub-Agreement dtd 1/13/04  (filed 2/28/05)
                c.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                e.   Amended & Restated Service Sub-Agreement dtd 9/13/04  (filed 2/28/05)
                f.   Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
                g.   Amended & Restated Service Sub-Agreement dtd 9/30/05  (filed 11/22/05)

       (8)           Plan of Acquisition European Fund (filed 12/30/02)
       (9)           Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
      (10)           Plan of Acquisition Technology Fund (filed 12/30/02)
      (11)           Plan of Acquisition Balanced Fund (filed 9/11/03)
      (12)           Plan of Acquisition International SmallCap Fund (filed 9/11/03)
      (13)           Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
      (14)           Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)
      (15)           Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)
      (16)           Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)
      (17)           Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)
      (18)           Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)
      (19)           Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)
      (20)           Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)

 (i)                 Legal Opinion (filed 4/12/96)

 (j)                 Consents of Auditors **

 (k)                 Financial Statements included in this Registration Statement:
       (1)           Part A:
                          Financial Highlights for the period ended October 31, 2001 and each of the five years in the period ended
                          October 31, 2006. *

       (2)           Part B: None

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

       (40-41)       Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

       (42)          Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

       (43)          Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

       (44)          Initial Capital Agreement dtd 12/29/04  (filed 2/28/05)

       (45)          Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

       (46)          Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)

       (47)          Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)

       (48)          Initial Capital Agreement dtd 1/12/07  **

       (49)          Initial Capital Agreement dtd ________  **



 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (2)           Advisors Select Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (3)           Select Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (4)           Class J Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                c.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                d.   Amended & Restated dtd 9/30/05 (filed 11/22/05)
                e.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                f.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (5)           Advisors Signature Plan (filed 12/13/04)
                a.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                b.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                c.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                d.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                e.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (6)           Class A Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                b.   Amended & Restated dtd 12/1/05  (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
                c.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (7)           Class B Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                b.   Amended & Restated dtd 12/1/05  (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
                c.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (8)           Class C Plan
                a.   dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                b.   dtd 1/12/07 (filed 1/16/07)


 (n)            1.   Rule 18f-3 Plan  (filed 2/28/05) dtd 8/25/06 (filed 3-27-07)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Real Estate Investors  (filed 2/28/05)

       (5)           Turner Investment Partners  (filed 2/28/05)

       (6)           Morgan Stanley Investment Management  (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)

       (7)           Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management  (filed 10/20/06) (filed 3-27-07) *

       (10)          Federated Investment Management (filed 9/11/03)

       (11)          Ark Asset Management  (filed 2/28/05)

       (12)          Spectrum Code of Ethics  (filed 12/29/05)

       (13)          Putnam Code of Ethics  (filed 12/15/03)

       (14)          UBS Code of Ethics  (filed 2/28/05)

       (15)          Mellon (fka Dreyfus) Code of Ethics (filed 9/8/05) (filed 3-27-07)

       (16)          JP Morgan Code of Ethics  (filed 2/28/05)

       (17)          Goldman Sachs Code of Ethics  (filed 9/8/05)

       (18)          Wellington Code of Ethics  (filed 10/20/06)

       (19)          Fidelity Code of Ethics (filed 10/20/06)

       (20)          Alliance Capital Management LP Code of Ethics  (filed 2/28/05)

       (21)          Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

       (22)          Principal Global Investors Code of Ethics  (filed 2/28/05)

       (23)          Principal Management Corporation Code of Ethics  (filed 10/20/06)

       (24)          T. Rowe Price Code of Ethics  (filed 9/8/05)

       (25)          Grantham, Mayo, Van Otterloo Code of Ethics (filed 09/08/05)

       (26)          Mazama Capital Management Code of Ethics (filed 3/16/04)

       (27)          Dimensional Fund Advisors Code of Ethics  (filed 12/29/05)

       (28)          Emerald Advisers Inc. Code of Ethics  (filed 2/28/05)

       (29)          Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06)

       (30)          Post Advisory Group Code of Ethics (filed 9/8/05)

       (31)          Columbus Circle Investors  (filed 10/20/06)

       (32)          Barrow Hanley Code of Ethics (filed 9/8/05)

       (33)          Nuveen Code of Ethics (filed 12/29/05)

       (34)          Bank of New York Code of Ethics (filed 10/20/06)

       (35)          Essex Code of Ethics (filed 1/16/07)

       (36)          Jacobs Levy Code of Ethics (filed 10/20/06)

       (37)          WM Advisors Code of Ethics (filed 10/20/06)

       (38)          Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07

       (39)          Principal Fund Entities Code of Ethics (filed 3-27-07)



 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

     Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian  holding company.  (owned
               46%)

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical claims-related services to JF Molloy & Associates, Inc.

          f. Principal Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          p. Principal Global Services Private Limited (India) a company formed as an in-sourcing company for the Principal Financial Group.

          q.   CCB Principal Asset Management  Company,  Ltd. (China) (25% owned
               JV) a company engaged in fund management with a complete line of products.

          r.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiaries wholly-owned by Principal Management Corporation:

          a.   Principal  Financial  Advisors,   Inc.  a  registered  investment
               advisor offering asset allocation services for pension plans.

          b.   Principal  Shareholder  Services,   Inc.  (f/k/a  WM  Shareholder
               Services, Inc.) a transfer agent company.

          c.   Edge  Asset  Management,   Inc.  (f/k/a  WM  Advisors,  Inc.)  an
               SEC-registered investment advisor.

          d. Principal Funds Distributor, Inc. (f/k/a WM Funds Distributor, Inc.) a retail mutual funds distributor.

          Subsidiary wholly-owned by PFG DO Brasil LTDA

          a. Brasilprev Seguros E Previdencia S.A. (Brazil) a pension fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          b.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          c. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          d.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          e.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          f.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          g. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          h. Principal Fondos De Inversion S.A. De C.V. (Mexico) a mutual fund company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          j. Principal International Mexico Holding, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries   wholly-owned  by  Principal  Global  Investors  Holding
          Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          d. Principal Global Investors (Japan) Limited a company engaged in investments and related services.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Group (Mauritius) Ltd.

          a. Principal PNB Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c. PNB Principal Financial Planners Private Limited (India) a financial products distribution company. Products to be distributed and sold will include mutual funds, bonds, retail debt offerings and portfolio management services. (owned 65%)

          d. PNB Principal Insurance Advisory Company Private Limited (26% owned JV) (India) an insurance brokerage company.

          e. Principal PNB Life Insurance Company Limited (26% owned JV) (India) an entity organized to enter the Group Pension, Superannuation and asset accumulation business in India, currently inactive.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a.   Principal Real Estate Fund Investors, LLC

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          e. HealthRisk Resource Group, LLC (an Iowa Corporation) A limited liability company that provides managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for health care services.

          f. Principal Real Estate Holding Company, LLC a real estate holding company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

             Principal Investors Fund, Inc.(a Maryland Corporation),
             0.13% of shares  outstanding of the Bond & Mortgage  Securitites
             Fund,
             0.00% of shares outstanding of the California Insured Intermediate Municipal Fund,
             0.00% of shares outstanding of the California Municipal Fund, 0.00% of shares outstanding of the Disciplined LargeCap Blend Fund,
             2.31% of shares outstanding of the Diversified International
             Fund,
             0.00% of shares outstanding of the Equity Income Fund I,
             0.01% of shares outstanding of the Government & High Quality
             Bond Fund,
             0.00%   of   shares    outstanding    of   the   High    Quality
             Intermediate-Term Bond Fund,
             0.00% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the High Yield Fund II, 0.00% of shares outstanding of the Income Fund, 0.00% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
             0.00% of shares outstanding of the International Growth Fund, 1.80% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 10.36% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.09% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.00% of shares outstanding of the MidCap Stock Fund, 0.01% of shares outstanding of the MidCap Value Fund, 1.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Mortgage Securities Fund, 17.04% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Growth Fund
             I,
             0.01% of shares outstanding of the Partners LargeCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Value
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.00% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             III,
             0.00% of shares outstanding of the Partners SmallCap Value Fund, 0.00% of shares outstanding of the Partners SmallCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Value Fund
             II,
             0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
             0.00% of shares outstanding of the Real Estate Securities Fund, 0.00% of shares outstanding of the SAM Balanced Fund, 0.01% of shares outstanding of the SAM Conservative Balanced Fund, 0.00% of shares outstanding of the SAM Conservative Growth Fund, 0.01% of shares outstanding of the SAM Flexible Income Fund, 0.00% of shares outstanding of the SAM Strategic Growth Fund, 1.29% of shares outstanding of the Short-Term Bond Fund, 0.00% of shares outstanding of the Short-Term Income Fund, 11.31% of shares outstanding of the SmallCap Blend Fund, 0.01% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund I, 0.02% of shares outstanding of the Ultra Short Bond Fund, 0.00% of shares outstanding of the West Coast Equity Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on July 3, 2007.

             Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the Asset Allocation Account, 100.00% of shares outstanding of the Balanced Account,
             100.00% of shares outstanding of the Bond Account,
             100.00% of shares outstanding of the Capital Value,
             87.80% of shares outstanding of the Diversified International Account,
             100.00% of shares outstanding of the Equity Growth Account,
             71.37% of shares outstanding of the Equity Income Account I, 100.00% of shares outstanding of the Equity Value Account,
             100.00% of shares outstanding of the Government & High Quality Bond Account,
             92.77% of shares outstanding of the Growth Account,
             75.95% of shares outstanding of the Income Account,
             100.00% of shares outstanding of the International Emerging Markets Account,
             100.00% of shares outstanding of the International SmallCap
             Account,
             84.49% of shares outstanding of the LargeCap Blend Account,
             100.00% of shares outstanding of the LargeCap  Growth Equity
             Account,
             100.00% of shares outstanding of the LargeCap Stock Index Account, 100.00% of shares outstanding of the LargeCap Value Account, 100.00% of shares outstanding of the MidCap Account,
             100.00% of shares outstanding of the MidCap Growth Account,
             71.34% of shares outstanding of the MidCap Stock Account,
             100.00% of shares outstanding of the MidCap Value Account,
             93.96% of shares outstanding of the Money  Market Account,
             89.12% of shares outstanding of the Mortgage Securities Account, 100.00% of shares outstanding of the Principal LifeTime 2010 Account,
             100.00% of shares outstanding of the Principal LifeTime 2020
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2030
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2040
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2050
             Account,
             100.00% of shares outstanding of the Principal LifeTime Strategic Income Account,
             98.47% of shares outstanding of the Real Estate Securities Account, 0.24% of shares outstanding of the Strategic Asset Management Balanced Portfolio,
             1.39% of shares outstanding of the Strategic Asset Management Conservative Balanced Portfolio,
             0.37% of shares outstanding of the Strategic Asset Management Conservative Growth Portfolio,
             0.00% of shares outstanding of the Strategic Asset Management Flexible Income Portfolio,
             0.74% of shares outstanding of the Strategic Asset Management Strategic Growth Portfolio,
             100.00% of shares outstanding of the Short-Term Bond Account, 73.93% of shares outstanding of the Short-Term Income Account, 100.00% of shares outstanding of the SmallCap Account, 88.41% of shares outstanding of the SmallCap Growth Account, 99.72% of shares outstanding of the SmallCap Value Account, and 55.33% of shares outstanding of the West Coast Equity Account were owned by Principal Life Insurance Company and its Separate Accounts on July 13, 2007.

          Subsidiary  wholly-owned by Principal Financial Services  (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group (Australia) Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          b.   Principal Asset Management S.A. (Chile) an investment advisor.

          c. Principal Servicios Corporativos Chile LTDA. (Chile) an entity that provides corporate services for the companies of Principal Chile.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          c. Principal Asset Management Company (Asia) Limited (Hong Kong) a licensed corporation.

          d. Principal Insurance Company (Hong Kong) Limited a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal International Mexico Holding, S.A. De C.V.:

          a. Principal Mexico Holdings, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          j. CCIP, LLC (70% owned) the general partner of Columbus Circle Investors, a registered investment advisor.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Petula Associates,  Ltd. (an Iowa Corporation) a corporation that
               engages  in  real  estate   joint   venture   transactions   with
               developers.

          d.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial investment transactions.

          e. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          f. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          g. Principal Dental Services, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          h. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the investments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          i. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the appropriate financial services license for the Australian investment management business.

          b. Principal Real Estate Investors (Australia) Limited a company originally established to hold the responsible entity license regarding property and trust business. The company is currently inactive.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Principal   Administradora  General  De  Fondos  S.A.  (Chile)  a
               corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a. Principal Fund Management (Hong Kong) Limited a fund management company.

          Subsidiaries wholly-owned by CCIP, LLC:

          a.   Columbus Circle Investors, an SEC-registered investment advisor.

          b. Principal Reinsurance Company of Vermont a reinsurance company domiciled in Vermont.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Principal Real Estate Portfolio, Inc. (Delaware) entity that holds real estate.

          b. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiary wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary   wholly-owned   (unless   otherwise  noted)  by  Principa
          Australia (Holdings) Pty Limited

          a.   CIMB - Principal Asset  Management  Berhad  (Malaysia) (40% owned
               JV) an entity engaged in establishment and management of unit trust funds.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

 *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President/
   Chief Operating Officer,
   Director

  *Tracy Bollin                 Same              See Part B
   Assistant Controller

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Senior Vice President and
   Chief Financial Officer

  *Ralph C. Eucher              Same              See Part B
   President and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Steve Gallaher               Same              See Part B
   Assistant General Counsel

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Robyn Hinders                Same              Director - Mutual Fund
   Director - Tranfer Agent                       Operations
   Operations and Compliance                      Princor Financial Services
                                                  Corporation

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

  *Patrick A. Kirchner          Same              See Part B
   Counsel


   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

  *Sarah J. Pitts               Same              See Part B
   Counsel


  *Layne A. Rasmussen           Same              See Part B
   Vice President and
   Controller - Mutual Funds

   David Reichart               Same              Senior Vice President
   Senior Vice President                          Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Senior Vice President and
   Associate General Counsel

  *Adam U. Shaikh               Same              See Part B
   Counsel

   Mark A. Stark                Same              Assistant Director -
   Vice President -                               Pension Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Timothy Stumpff              Same              Vice President -
   Vice President -                               Capital Markets
   Capital Markets                                Principal Life Insurance
                                                  Company

   Randy L. Welch               Same              Vice President -
   Vice President -                               Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Dan L. Westholm              Same              See Part B
   Director - Treasury

  *Beth Wilson                  Sam               See Part B
   Vice President

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

 (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  President and Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Lisa Bertholf                    Director - Marketing
     The Principal
     Financial Group
     Des Moines, IA  50392

     Tracy Bollin                     Assistant Controller
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Senior Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Stephen G. Gallaher              Assistant General Counsel
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael Harkin                   Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Ann Hudson                       Compliance Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julie LeClere                    Director - Marketing and Recruiting
     The Principal
     Financial Group
     Des Moines, IA 50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Associate
     The Principal                    General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Norman Sue                       Complaince Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Beth Wilson                      Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392


     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392


               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 18th day of July, 2007.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ Beth Wilson
______________________________________
Beth Wilson
Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    July 18, 2007
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               July 18, 2007
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ M. J. Beer
_____________________________      Executive Vice President   July 18, 2007
M. J. Beer                         and Chief Financial Officer__________________
                                   (Principal Accounting
                                   Officer)

   (E. Ballantine)*
_____________________________      Director                   July 18, 2007
E. Ballantine                                                 __________________



   (K. Blake)*
_____________________________      Director                   July 18, 2007
K. Blake                                                      __________________


   (R. W. Gilbert)*
_____________________________      Director                   July 18, 2007
R. W. Gilbert                                                 __________________


   (M. A. Grimmett)*
_____________________________      Director                   July 18, 2007
M. A. Grimmett                                                __________________

   (F. S. Hirsch)*
_____________________________      Director                   July 18, 2007
F. S. Hirsch                                                  __________________

   (W. C. Kimball)*
_____________________________      Director                   July 18, 2007
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   July 18, 2007
B. A. Lukavsky                                                __________________


   (W. G. Papesh)*
_____________________________      Director                   July 18, 2007
W. G. Papsh                                                   __________________


   (D. Pavelich)*
_____________________________      Director                   July 18, 2007
D. Pavelich                                                   __________________


   (R. Yancey)*
_____________________________      Director                   July 18, 2007
R. Yancey                                                     __________________




                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included